UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                                         Report to Stockholders.

Insight that works for you. TM	TCW Equity Funds TCW LifePlan Funds

2008 Annual Report

EQUITY FUNDS

TCW Funds, Inc.

Table of Contents	October 31, 2008
Letter To Shareholders	1

Management Discussions	3

Schedules of Investments:	39

TCW Balanced Fund	39

TCW Diversified Value Fund	44

TCW Dividend Focused Fund	48

TCW Focused Equities Fund	52

TCW Growth Fund	56

TCW Growth Equities Fund	62

TCW International Equities Fund	66

TCW Large Cap Growth Fund	70

TCW Relative Value Small Cap Fund	74

TCW Select Equities Fund	80

TCW Small Cap Growth Fund	83

TCW Spectrum Fund	87

TCW Value Opportunities Fund	92

TCW Conservative LifePlan Fund	96

TCW Moderate LifePlan Fund	98

TCW Aggressive LifePlan Fund	100

Statements of Assets and Liabilities	102

Statements of Operations	106

Statements of Changes in Net Assets	110

Notes to Financial Statements	118

Financial Highlights	139

Report of Independent Registered Public Accounting Firm	175

Shareholder Expenses	176

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	180

Advisory and Sub-Advisory Agreements Disclosure	181

Tax Information Notice	183

Directors and Officers	184

(THIS PAGE INTENTIONALLY LEFT BLANK)

EQUITY FUNDS

To Our Valued Shareholders

We submit the 2008 annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of October 31, 2008 as well as the management discussion on each of the Funds for the year ended October 31, 2008.

Investment Environment

The global credit and equity markets significantly deteriorated in 2008. The U.S. housing and mortgage markets continued to decline at a rapid pace. As a result, financial institutions with significant exposure to the U.S. mortgage market were forced to take large write-downs. Ultimately, the credit crises led to unprecedented government intervention in the third quarter to alleviate some of the pressure on banks and financial institutions that were hoarding cash and halting any significant lending. The consumer led U.S. economy began to crack with high gas prices at the beginning of the year peaking in July, less credit availability, rising unemployment and large declines in overall wealth through 401(k) accounts, housing prices and investment portfolios. Global equity indices were down over 30% during the last year, as the October 2008 total return for the S&P 500 was the ninth worst monthly return (-16.79%) since 1926 and the worst since October 1987, twenty-one years ago.

Changes

There have been some changes to the Fund lineup over the past year. Five Funds were liquidated, due in large part to limited investor demand: TCW Asia Pacific Equities Fund, TCW Value Added Fund, TCW Emerging Markets Equities Fund, TCW Growth Insights Fund and the TCW Life Plan Aggressive Fund. The TCW Equities Fund was merged into the TCW Focused Equities Fund, as the strategies were similar and managed by the same team. The TCW Global Equities Fund was changed from a global mandate to a non-U.S. mandate reflecting greater investor interest in that type of fund. We also funded the TCW Growth Fund in December 2007, which provides actively managed exposure to growth stocks of all market capitalizations.

During the year the TCW Money Market Fund participated in a special guarantee program offered by the U.S. Treasury Department. The federal insurance program guarantees a shareholder's balance in the TCW Money Market Fund up to the amount held at the close of business on the date of the federal announcement, September 19, 2008, as per the details of the program set forth on the U.S. Treasury's web site at www.ustreas.gov. We are confident in the investment strategy of the TCW Money Market Fund. The TCW Money Market Fund continues to be rated AAAm by Standard & Poor's. We are participating in the federal insurance program simply as a way to reassure our investors that protecting their capital and maintaining liquidity are our highest priorities.

Recognition

Our fixed income fund offerings demonstrated excellence in multiple assets classes. Two of our fixed income Funds, TCW Total Return Bond Fund and TCW Core Fixed Income Fund, received the highest overall five star Morningstar rating at the end of October 2008. The TCW Emerging Markets Income Fund improved its rating to an overall four stars.

EQUITY FUNDS

To Our Valued Shareholders (Continued)

Conclusion

During this difficult time in the capital markets the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. TCW Funds, Inc., provides our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW (1 (800) 386-3829.)

Sincerely,

Ronald R. Redell, CFA
President & Chief Executive Officer

EQUITY FUNDS

TCW Balanced Fund

Management Discussions

For the year ended October 31, 2008, the TCW Balanced Fund (the "Fund") posted a decline of 25.83% and 25.88% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 22.97% over the same period.

The fiscal year ended October 31, 2008 coincided with one of the most momentous periods in the history of the financial markets. The world's national governments and central banks embarked on massive emergency outlays and liquidity operations to stave off a collapse of the banking system. Global write-downs of credit assets reached $684.7 billion. Casualties included Fannie Mae and Freddie Mac, placed under U.S. government conservatorship; federal seizure of Washington Mutual; the government bailout of the largest insurer AIG and the end of independent investment banking with the bankruptcy of Lehman Brothers, moves by Goldman Sachs and Morgan Stanley to reorganize as bank holding companies and Bank of America's announced acquisition of Merrill Lynch.

Consistent with the management philosophy of the fixed income portion of the Fund, the Advisor used sector allocation as a key strategy to manage risk. During the fiscal year, the Advisor maintained an underweight allocation to U.S. credit, including investment-grade and high-yield corporate credit securities, relative to baseline policy. This was largely accomplished by overweighting U.S. Government securities and agency mortgage-backed securities. As a result of these decisions, the portfolio was underweighted in credit as the global credit market was severely impacted by the financial crisis in the latter part of the fiscal year.

All sectors within the equity portion of the Fund were negative with the best performing being Consumer Staples followed by Health Care and Utilities. The Fund's overweight in Health Care and market weight in Utilities were positives while the underweight in Consumer Staples detracted from performance. The worst performers were Financials, Materials and Information Technology. The Fund benefited from its underweight positions in Financials and Information Technology while its overweight in Materials had only a minimal negative impact. For most of the fiscal year the Fund was negatively impacted from its underweight position in Energy when the sector soared in tandem with rising crude oil prices. Conversely, the Fund has benefited since mid-July with the crude oil price decline.

The individual securities that were the biggest detractors from performance during the fiscal year were Fannie Mae, AIG, and General Motors all of which have been sold. Stock selection in Consumer Discretionary and Financials negatively impacted performance due to these three positions.

EQUITY FUNDS

TCW Balanced Fund

Management Discussions (Continued)

TCW Balanced Fund - I Class

TCW Balanced Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Diversified Value Fund

Management Discussions

For the year ended October 31, 2008, the TCW Diversified Value Fund (the "Fund") posted a decline of 40.18% and 40.31% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 36.80% over the same period.

As one of the worst bear markets on record, the fiscal year ended October 31, 2008 did not disappoint in making news. Revered companies such as Bear Stearns (whose stock plunged from $170 to $2 in 52 weeks) and Washington Mutual were absorbed by JP Morgan; Merrill Lynch and Countrywide by Bank of America. Wachovia, the super regional bank, followed suit and agreed to be taken over by Wells Fargo. Fannie Mae and Freddie Mac were placed into conservatorship, and the U.S. Treasury loaned $85 billion to AIG, the largest U.S. insurer. As a means to bring more stability to their business models, the two remaining top-tier investment banks, Goldman Sachs and Morgan Stanley, have become bank holding companies lessening their ability to take risk and earn outsize returns in the future. Most significantly, in an attempt to ward off a far worse crisis, Congress passed and the President signed into law an unprecedented $700 billion financial super fund with the purpose of restoring stability and capital flow in the financial sector. The second major story of the fiscal year was the precipitous rise and fall in the price of crude. On October 31, 2007 the price for a barrel of oil stood at $85 only to soar to its peak at $146 on July 14. Almost as fast as it rose oil has since fallen by more than 50% settling at $68 on October 31, 2008.

All sectors were negative with the best performing being Consumer Staples (-14.0%), followed by Health Care (-25.4%), and Utilities (-31.4%). The Fund's overweight in Health Care and market weight in Utilities were positives while the underweight in Consumer Staples detracted from performance. The worst performers were Financials (-53.8%), Materials (-42.5%), and Information Technology (-41.7%). The Fund benefited from its underweight positions in Financials and Information Technology while its overweight in Materials had only a minimal negative impact. For most of the fiscal year the Fund was negatively impacted from its underweight position in Energy when the sector soared in tandem with rising crude oil prices. Conversely, the Fund has benefited since mid-July with the crude oil price decline.

The Fund continues to be supported by its top ten conviction-weighted stocks with relatively strong performance from JP Morgan (-9.0%), and two Consumer Staples stocks, Kraft Foods (-9.6%) and Kimberly-Clark (-10.5%). These top ten holdings on average, though the returns were negative, bested the overall investment portfolio and the Fund's benchmark. Highlights include Millennium Pharmaceuticals (+111.1%), Covidien (+30.6%) and CSX Corp. (+27.1%), which have since been sold, Tenet Healthcare (+24.8%) and Anadarko Petroleum (+20.3%). Stock selection was strongest in Health Care led by Millennium, Amgen, and Covidien. Energy holdings held their own over the course of the fiscal year buoyed in part by Anadarko Petroleum. The biggest detractors during the fiscal year were Fannie Mae, AIG, and General Motors all of which have been sold. Stock selection in Consumer Discretionary and Financials negatively impacted performance due to these three positions.

EQUITY FUNDS

TCW Diversified Value Fund

Management Discussions (Continued)

TCW Diversified Value Fund - I Class

TCW Diversified Value Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the Investment Company Act of 1940, as amended.

EQUITY FUNDS

TCW Dividend Focused Fund

Management Discussions

For the year ended October 31, 2008, the TCW Dividend Focused Fund (the "Fund") posted a decline of 42.11%, 42.29%, and 42.58% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a negative return of 36.80% for the same period.

As one of the worst bear markets on record, the fiscal year ended October 31, 2008 did not disappoint in making news. Revered companies such as Bear Stearns (whose stock plunged from $170 to $2 in 52 weeks) and Washington Mutual were absorbed by JP Morgan; Merrill Lynch and Countrywide by Bank of America. Wachovia, the super regional bank, followed suit and agreed to be taken over by Wells Fargo. Fannie Mae and Freddie Mac were placed into conservatorship, and the U.S. Treasury loaned $85 billion to AIG, the largest U.S. insurer. As a means to bring more stability to their business models, the two remaining top-tier investment banks, Goldman Sachs and Morgan Stanley, have become bank holding companies lessening their ability to take risk and earn outsize returns in the future. Most significantly, in an attempt to ward off a far worse crisis, Congress passed and the President signed into law an unprecedented $700 billion financial super fund with the purpose of restoring stability and capital flow in the financial sector. The second major story of the fiscal year was the precipitous rise and fall in the price of crude. On October 31, 2007 the price for a barrel of oil stood at $85 only to soar to its peak at $146 on July 14. Almost as fast as it rose oil has since fallen by more than 50% settling at $68 on October 31, 2008.

All sectors were negative with the best performing being Consumer Staples (-14.0%), followed by Health Care (-25.4%), and Utilities (-31.4%). The Fund's market weight in Utilities had a neutral effect on returns while the underweights in Consumer Staples and Health Care detracted from performance. The worst performers were Financials (-53.8%), Materials (-42.5%), and Information Technology (-41.7%). The Fund benefited from its underweight position in Information Technology while its overweights in Financials and Materials negatively impacted performance. For most of the fiscal year the Fund was negatively impacted from its underweight in Energy when the sector soared in tandem with rising crude oil prices. Conversely, the Fund has benefited since mid-July with the crude oil price.

The Fund continues to be supported by its top ten conviction-weighted stocks with relatively strong performance from JP Morgan (-9.0%), and two Consumer Staples stocks, Kraft Foods (-9.6%) and Kimberly-Clark (-10.5%). These top ten holdings on average, though the returns were negative, bested the overall investment portfolio and the Fund's benchmark declining -22.5% on average. Highlights include H&R Block (+59.4%), Covidien (+29.2%) and CSX Corp. (+27.1%), which have since been sold, and Tenet Healthcare (+24.8%) and Anadarko Petroleum (20.3%). Stock selection was strongest in Health Care (Covidien and Tenet Healthcare) and Industrials (CSX and Union Pacific). Energy holdings held their own over the course of the fiscal year buoyed in part by the recently added Anadarko, and BP Oil. The biggest detractors during the fiscal year were Fannie Mae, AIG, and General Motors all of which have been sold. Stock selection in Financials and Consumer Discretionary negatively impacted performance due to these three positions.

EQUITY FUNDS

TCW Dividend Focused Fund

Management Discussions (Continued)

TCW Dividend Focused Fund - I Class

TCW Dividend Focused Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the Investment Company Act of 1940, as amended.

EQUITY FUNDS

TCW Dividend Focused Fund

TCW Dividend Focused Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Focused Equities Fund

Management Discussions

For the year ended October 31, 2008, the TCW Focused Equities Fund (the "Fund") posted a decline of 38.57% and 38.64% on its I Class and N Class, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 36.10% over the same period.

Investments in the industrial and financial sectors generated the largest contribution to the Fund's returns during the fiscal year. Favorable returns in the industrial sector were led by Norfolk Southern and Flowserve, while favorable returns in the financial sector were led by Wells Fargo and JPMorgan Chase. Investments in the energy and materials sectors generated the Fund's weakest performance during the year. Unfavorable returns in the energy sector were generated by National-Oilwell Varco and Exxon Mobil, while unfavorable returns in the materials sector were generated by Freeport-McMoRan Copper & Gold and Air Products & Chemicals.

The Fund owns attractively valued companies expected to generate increased cash flow and rising returns on capital. The Fund's sector structure is a byproduct of our individual stock selection process. The Fund is currently overweight the industrial, energy, and basic material sectors and is underweight the consumer staple, technology, and consumer discretionary sectors.

The credit crisis has grown to a point where it is reducing economic growth. Slower global GDP growth has caused us to reduce our earnings, cash flow, and return on capital expectations. However, company fundamentals are better than current stock prices would suggest. We still expect higher returns and greater excess cash flows than stock price valuations indicate. The September — October sell-off drove industrial and energy stock prices to levels that appear to discount an immediate and very significant recession. At this point, we believe the U.S. Government and foreign Central Banks will eventually stabilize credit markets and stimulate the economy. However, we also believe the financial system is in for a long period of deleveraging. This will have an impact on asset values and global GDP growth, and it will also increase the cost of capital. This structural change will affect various business models and will impact the companies and sectors we invest in going forward.

We continue to watch the market closely looking for both signs of trouble and opportunities. We remain confident that investing in attractively valued companies expected to increase their return on capital and cash flows will yield favorable long-term investment results. As always, we will follow our investment discipline to guide us to the most attractive sectors and companies we can find.

EQUITY FUNDS

TCW Focused Equities Fund

TCW Focused Equities Fund - I Class

TCW Focused Equities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor separately managed account for periods before the Funds' registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account's performance may have been lower.

EQUITY FUNDS

TCW Growth Fund

Management Discussions

For the period January 2, 2008 (commencement of operations) through October 31, 2008, the TCW Growth Fund (the "Fund") posted a decline of 35.30% on both I and N Classes. The Fund's benchmark returned a negative 34.26% over the same period.

Performance of the Fund was positively impacted by favorable stock picking in the Healthcare, Utilities and Materials sectors, while Financials, Information Technology and Consumer Discretionary were a drag on overall performance.

Market performance this year has been tumultuous, with money managers moving assets out of equities in response to record breaking declines in a number of important economic indicators. Financials were impacted early on due to major bank failures and the subprime mortgage crisis. These concerns eventually spread to the broader market, leading to widespread declines in all the major indices. With the Dow, NASDAQ and S&P 500 indices down 29.7%, 35.1% and 34% respectively, it's clear that investors are anticipating a long and protracted recession lasting well into 2009.

In regards to individual stock selection, Celgene Corp., QUALCOMM Inc. and Genentech Inc. were the strongest performers this year, contributing 0.76%, 0.75% and 0.67% to portfolio performance respectively. In contrast, IntercontinentalExchange Inc., Foster Wheeler Ltd. and Research In Motion Inc. were the largest drags on performance, contributing -0.73%, -0.71% and -0.67%, respectively, to the Fund's performance.

We remain focused on the Fund's objective of identifying best-in-class companies that can demonstrate strong relative growth in this very challenging macroeconomic environment.

TCW Growth Fund - I Class

(1)  The total return does not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Growth Fund

TCW Growth Fund - N Class

(1)  The total return does not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Growth Equities Fund

Management Discussions

For the year ended October 31, 2008, the TCW Growth Equities Fund (the "Fund") posted a decline of 46.86% and 46.95% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 42.65% over the same period.

The Fund's relative underperformance was primarily due to negative stock selection in the energy and information technology sectors during the period. Partially offsetting this was good stock selection in the industrials and consumer discretionary sectors.

The Fund is currently overweight in industrials, and the Fund's holdings outperformed the benchmark in the sector during the period. Contributors in industrials included Clean Harbors in commercial services and Cummins Engine Company in machinery. In consumer discretionary, a sector in which the Fund is underweight, education services companies Strayer Education and K12 were top contributors.

The Fund is overweight in both the energy and information technology sectors. In energy, detractors included Oceaneering, Smith International, National Oilwell Varco and CGG Veritas in equipment and services. Notable detractors in information technology were Research in Motion in communications equipment, VMware in software, Cognizant Technology Solutions in IT Services and MercadoLibre in internet software and services. On the other hand, software company Take-Two Interactive and IT services company Alliance Data Systems helped performance in our technology holdings.

As investors in our own Fund, we realize how painful the last year has been. We are in uncharted territory: it seems safe to say there are not many portfolio managers in the markets today who have seen a U.S. equity environment like this. And it is not only this year that has been difficult. The last ten years have been one of the worst decades for equity investors ever, with little real return since 1998. If there is ever a time when one must "stick to one's knitting," it is now. We will continue to do what we always do: perform fundamental research on our companies, develop our own financial models and value our companies based on our free cash flow estimates. Now more than ever it is incumbent on us to make investment decisions based on fundamental analysis rather than emotion or momentum. Our independent, out-of-consensus thought and analysis should help us identify unique opportunities in this volatile market. While these investment opportunities may not bear fruit immediately, they should influence the Fund's returns over the longer term.

EQUITY FUNDS

TCW Growth Equities Fund

TCW Growth Equities Fund - I Class

TCW Growth Equities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW International Equities Fund

Management Discussions

For the year ended October 31, 2008, the TCW International Equities Fund (the "Fund") posted a decline of 53.11% and 53.30% on its I Class and N Class, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 46.62% over the same period.

The single most important factor that materially affected the fund was the change in universe and benchmark from a Global to an International on May 1, 2008. On this date, the benchmark was changed from the MSCI World Net Dividends to the MSCI EAFE Net dividends, and all US and Canadian exposure was sold. A reallocation ensued according to the EAFE index.

The second factor affecting the Fund's performance was the general meltdown in financial and stock markets. The third quarter of 2008 will be recorded as the fourth largest drop in a quarter for the global equity markets during the last 30 years. This after the first half of the year was already the worst in more than seven years. For the fiscal year, Global Equity markets were down 42%, while the EAFE market fell further (-46%) due to the weakness of the Euro and the Australian Dollar. To add fuel to the fire, the third quarter 2008 also marked the end of the commodity bubble and thus, the Energy and Materials sectors were the most affected. As a result of these extraordinary circumstances seen in the first three quarters of 2008, excess return turned negative at the end of the second quarter and worsened in the third. Specifically, stock-picking in the Europe ex-EMU area weighed the most with respect to underperformance, and was spread out over several sectors, including Financials (with Royal Bank of Scotland in the UK), Energy (with Statoil Hydro in Norway) and Telecommunication Services (with Tele2 B in Sweden).

It is extremely difficult to see clearly through the fog in front of us, be it from the drastic moves on the market or from measures being implemented to address the financial crisis that, themselves, may aggravate the economic slowdown already under way. Markets are currently reacting more to the flow of news, often contradictory, than to fundamentals. We are therefore in a phase of extreme risk aversion that does not allow for any strong directional position-taking. This is why we retain positions in which we have a strong conviction, even if the market is not acting in our favor. On the other hand, we are further reducing our sector overweights which, in the current high volatility environment, are a source of growing risk.

EQUITY FUNDS

TCW International Equities Fund

TCW International Equities Fund - I Class

TCW International Equities Fund - N Class

(1)  The returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Large Cap Growth Fund

Management Discussions

For the year ended October 31, 2008, the TCW Large Cap Growth Fund (the "Fund") posted a decline of 39.57% and 39.70% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 36.95% over the same period.

During the year, two sectors were the primary cause of the Fund's underperformance, consumer discretionary and energy. In consumer discretionary our positions in Hansen Natural and CVS Caremark performed poorly on a relative basis. Hansen Natural was sold in 2007 and we continue to hold a position in CVS. In energy, the sell off in oil prices that began in July of 2008 caused weakness across all of our energy holdings. Healthcare was a sector with strong relative performance, primarily driven by two holdings, Celgene and Express Scripts. All sectors in the Fund and the benchmark endured negative double digit returns during the year.

During the year, the consumer discretionary, energy and financial sectors were all reduced and are underweighted relative to the benchmark. In consumer discretionary, we have been significantly underweight for years. The other two sector weightings were underweighted during the course of the fiscal year. The consumer staples and healthcare sectors were increased significantly during the year. These two sectors tend to be more defensive in nature during difficult economic times. Sector weightings, as always, are based on our bottom-up research and often reflect where we are finding the highest quality earnings growth.

The ongoing financial crisis has been a major drag on equity returns and credit market problems have yet to be resolved. The current crisis will have a negative effect on growth and stocks are pricing in a much more difficult economic environment. Every sector in the S&P 500 has now experienced negative earnings revisions for 2008. We expect earnings expectations for 2009 to also fall. Shorter term dynamics like forced liquidations, mark to market accounting, and extreme volatility have in many cases decoupled stock prices from both current and future fundamentals. Investor sentiment is as bad as we have ever seen it, with some indicators saying it is the worst it has been in decades.

Since the failure of Lehman Brothers in mid September, we have experienced one of, if not THE, sharpest corrections in the history of the stock market. These are unprecedented times, but now is not the time to panic. Equity valuations, even assuming lower earnings, are approaching levels not seen in a generation. This is a significant positive. We believe our patience and long term time horizon will also work to our advantage. The investing environment is changing rapidly and within that change we are finding opportunity. Even if the economy does not improve for several quarters, a lot of bad news has been priced into equities. As corporate earnings expectations come down, it is important to keep in mind that historically, the stock market begins to perform well roughly six months before any upturn in the economy. When that time comes, the combination of earnings growth and relatively cheap multiples will be a good one. In the meantime, as significant co-shareholders, we remain focused on finding category leading growth companies for the Fund's investment portfolio and appreciate your patience during these unprecedented times.

EQUITY FUNDS

TCW Large Cap Growth Fund

TCW Large Cap Growth Fund - I Class

TCW Large Cap Growth Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Management Discussions

For the year ended October 31, 2008, the TCW Relative Value Small Cap Fund (the "Fund") posted a decline of 42.33%, 42.33% and 42.47% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 34.16% over the same period.

As one of the worst bear markets on record, the fiscal year ended October 31, 2008 did not disappoint in making news. Revered companies such as Bear Stearns (whose stock plunged from $170 to $2 in 52 weeks) and Washington Mutual were absorbed by JP Morgan; Merrill Lynch and Countrywide by Bank of America. Wachovia, the super regional bank, followed suit and agreed to be taken over by Wells Fargo. Fannie Mae and Freddie Mac were placed into conservatorship, and the U.S. Treasury loaned $85 billion to AIG, the largest U.S. insurer. As a means to bring more stability to their business models, the two remaining top-tier investment banks, Goldman Sachs and Morgan Stanley, have become bank holding companies lessening their ability to take risk and earn outsize returns in the future. Most significantly, in an attempt to ward off a far worse crisis, Congress passed and the President signed into law an unprecedented $700 billion financial super fund with the purpose of restoring stability and capital flow in the financial sector. The second major story of the fiscal year was the precipitous rise and fall in the price of crude. On October 31, 2007 the price for a barrel of oil stood at $85 only to soar to its peak at $146 on July 14. Almost as fast as it rose oil has since fallen by more than 50% settling at $68 on October 31, 2008.

All sectors were negative with the best performing being Consumer Staples (-15.7%), followed by Health Care (-26.7%), and Utilities (-27.5%). The Fund's overweight position in all three sectors contributed favorably to overall performance. The worst performers were Autos & Transportation (-44.3%), Technology (-43.9%), and Consumer Discretionary (-43.0%). The Fund benefited from its underweights in Consumer Discretionary and Technology while its overweight in Autos & Transportation had only a minimal negative impact.

The Fund continues to be supported by its top ten conviction-weighted stocks with strong performance from Thoratec (+23.3%), Bank Mutual (+7.1%) and Wabtec (+6.0%). These top ten holdings on average, though the returns were negative, bested the overall investment portfolio and the Fund's benchmark declining -14.7% on average. Highlights include Lindsay Manufacturing (+163.3%), Millennium Pharmaceuticals (+111.1%) and Stoneridge (+101.7%). Stock selection was strongest in Financial Services (Bank Mutual and Donegal) and Autos & Transportation (Wabtec and USA Truck).

The worst performing stocks during the fiscal year were Abitibi-Bowater, Tenneco, and Smurfit-Stone all of which were sold. Securities in Materials & Processing, Technology, and Producer Durables negatively impacted performance with disappointing returns from Smurfit-Stone, BearingPoint, and Mattson Technology. Smurfit-Stone and BearingPoint have been sold while Mattson Technology is undergoing a fundamental review.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

TCW Relative Value Small Cap Fund - I Class

TCW Relative Value Small Cap Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the Investment Company Act of 1940, as amended.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Management Discussions (Continued)

TCW Relative Value Small Cap Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Select Equities Fund

Management Discussions

For the year ended October 31, 2008, the TCW Select Equities Fund (the "Fund") posted a decline of 35.62%, 35.77% and 36.10% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 36.95% over the same period.

The period began with further evidence of slowing economic activity and increasing bank losses. Despite unprecedented Fed stimulus aimed at relieving banks' strained capital positions, credit markets remained under pressure. Bear Stearns required a Fed-assisted rescue by JP Morgan to avoid bankruptcy. Concerns over the health of the U.S. consumer steadily grew following weak trends in housing, consumer confidence, consumption and employment growth. Energy prices broke to new all-time highs during the summer months and fueled fears of weak consumer spending and inflation. After eventually finding support with a June-quarter earnings season that modestly exceeded expectations (outside of financials) and energy prices that moved steadily lower, the market was subsequently roiled by worsening conditions in the nation's banking system, the government takeover of Fannie Mae and Freddie Mac, and the bankruptcy of Lehman Brothers. A number of other large banks and broker-dealers approached collapse and were forced to merge and consolidate. Unprecedented strain within the world's "interbank" lending markets continued through September and October. Potentially constructive developments include rapid policy actions by both the U.S. Treasury and Federal Reserve and lower commodity prices that could ease inflation pressures. There exists an intense debate around the outlook for 2009 and whether or not current valuations accurately reflect the likely trend in earnings.

Strong stock selection within financials, healthcare, and industrials drove the investment portfolio's positive relative performance. Berkshire Hathaway endured better than other financial services companies given its diversified portfolio of businesses and AAA balance sheet. Genzyme continues to dominate the market for front-line treatments of rare genetic disorders. C.H. Robinson is rapidly capturing share and increasing future earnings power as the U.S. trucking and logistics markets continue to contract. Portfolio performance was negatively impacted by our information technology holdings. Marvel Technologies is suffering from the downturn in the global PC industry and Autodesk continues to struggle with a slowing world economy and the resulting contraction in building and design activity. We continue to hold a modest position in Marvel, but we sold completely our remaining shares of Autodesk.

The global deleveraging process will likely continue over the near-term. Trends in employment, consumption, production, and manufacturing activity could conceivably deteriorate as a result. Unexpected consequences of credit market events will continue to make headlines. Importantly, this structural rebalancing of asset prices, risk, and reward is a necessary ingredient of any market recovery. In contrast to the policy errors made subsequent to the severe market break of 1929, today's response from the Federal Reserve and the U.S. Treasury has thus far been swift and massive. While it might ultimately create different challenges in the future, this monetary stimulus will eventually work to alleviate severe credit market strain.

In the face of all of this, however, we continue to focus on high quality growth companies that are improving their competitive positions and increasing future earnings power. While acknowledging the extremely difficult credit conditions that currently exist, we are simultaneously encouraged by the trends in our companies' revenue growth, market share capture, and long-term competitive strength. Current valuations do not, in our opinion, reflect these attributes. Looking forward, we remain confident that these same fundamentals will always drive future value and ultimately deliver superior results over the long term.

EQUITY FUNDS

TCW Select Equities Fund

Management Discussions (Continued)

TCW Select Equities Fund - I Class

TCW Select Equities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Select Equities Fund

TCW Select Equities Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Small Cap Growth Fund

Management Discussions

For the year ended October 31, 2008, the TCW Small Cap Growth Fund (the "Fund") posted a decline of 42.09% and 42.34% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 37.87% over the same period.

The Fund's relative underperformance was primarily due to negative stock selection in the heath care and financials sectors during the period. Partially offsetting this was good stock selection in the industrials and energy sectors.

The Fund is underweight in industrials and the Fund's holdings outperformed the benchmark in the sector. Leading contributors in industrials included Energy Conversion Devices in electrical equipment, Badger Meter and Flowserve in machinery and Clean Harbors in commercial services and supplies. In energy, a sector in which the Fund is overweight, oil and gas company Whiting Petroleum aided relative performance. Standout contributors in other sectors were HireRight in information technology and K12 and Lumber Liquidators in consumer discretionary.

The Fund is overweight in both the health care and financials sectors. In health care, notable detractors were WuXi PharmaTech in life sciences services as well as Palomar Medical Technologies, Hansen Medical and RTI Biologics in equipment and services. On the other hand, Thoratec helped performance among our health care equipment and services names. Turning to financials, real estate management and development name E-House and insurance holdings First Mercury Financial and National Interstate were noteworthy detractors from performance.

As investors in our own Fund, we realize how painful the last year has been. We are in uncharted territory: it seems safe to say there are not many portfolio managers in the markets today who have seen a U.S. equity environment like this. And it is not only this year that has been difficult. The last ten years have been one of the worst decades for equity investors ever, with little real return since 1998. If there is ever a time when one must "stick to one's knitting," it is now. We will continue to do what we always do: perform fundamental research on our companies, develop our own financial models and value our companies based on our free cash flow estimates. Now more than ever it is incumbent on us to make investment decisions based on fundamental analysis rather than emotion or momentum. Our independent, out-of-consensus thought and analysis should help us identify unique opportunities in this volatile market. While these investment opportunities may not bear fruit immediately, they should influence the Fund's returns over the longer term.

EQUITY FUNDS

TCW Small Cap Growth Fund

TCW Small Cap Growth Fund - I Class

TCW Small Cap Growth Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Spectrum Fund

Management Discussions

For the year ended October 31, 2008, the TCW Spectrum Fund (the "Fund") posted a decline of 38.66% and 38.95% on its I Class and N Class, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 36.10% over the same period.

During the year in question, the market was driven by historic declines in all sectors of the economy. Financials performed worst, down almost 52% while information technology and materials both experienced declines of 41%. Consumer staples suffered the least declines at -11.6% with health care next at -24%. The stock market is predicting a severe across the board recession in the wake of the housing and financial crises. Headline economic indicators that had remained relatively strong in the early part of 2008 have all moved sharply to the downside.

Since the Fund relies on stock selection in pursuit of excess returns, its sector weights are close to those of the benchmark. This year, stock selection was particularly strong in information technology and was better than average in telecommunication services, utilities and financials. Conversely, stock selection was weak in materials, consumer discretionary, industrials, consumer staples, energy and health care when compared with the sector averages.

When considering total portfolio contribution, or sector weight and stock selection together, information technology was the largest contributor with telecom, utilities and financials contributing modestly. Consumer discretionary, industrials and materials were the largest detractors from performance while energy, staples and health care were also a drag on relative performance. On an individual stock basis, Amgen, Qualcomm, and Ace Ltd. were the top contributors to relative performance. CIT Group, Goodyear Tire and MF Global were the largest individual detractors from relative performance.

TCW Spectrum Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Spectrum Fund

TCW Spectrum Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Value Opportunities Fund

Management Discussions

For the year ended October 31, 2008, the TCW Value Opportunities Fund (the "Fund") posted a decline of 37.12%, 37.35% and 37.51% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 38.83% over the same period.

During the past year, the stock market was overwhelmed by concerns over the health of the financial system, as problems that initiated in the subprime market in mid-2007 metastasized into a full-blown global liquidity crisis in the summer and fall of 2008. Whereas the global economy shrugged off many of the credit problems in the first half of 2008, the markets legged down significantly in September and October as liquidity and solvency issues caused credit markets to seize. As a result, a number of large financial institutions failed, merged, and/or needed governmental assistance, and the economy ground to a standstill. Although we are primarily long-term, fundamentally-driven, bottom-up stock pickers, we kept a keen eye on these macro developments during the past year in order to successfully pilot through the markets.

Although we are never satisfied with negative absolute performance, we are pleased that the positioning of the portfolio drove significant relative performance, especially during such a rocky macroenvironment. The Fund's performance was driven primarily by solid stock selection in the Financial sector. Sensing that bank stocks were overvalued and that many banks were undercapitalized, we started the year significantly underweight the sector. Instead we added conservatively-run, highly-capitalized regional banks such as People's United and Hudson City Bancorp to the portfolio, both of which were strong performers. One beneficiary of the financial market volatility was Knight Capital, which moved higher as volume on its trading platform skyrocketed. Health Care stocks also positively contributed led by Edwards Lifesciences, a heart valve manufacturer. Industrials and Consumer Discretionary stocks also helped. Information Technology negatively impacted performance as order rates slowed. We significantly lowered our weighting in technology stocks in the past year, believing that earnings estimates were too high. Although the balance sheets of many technology stocks, like Verigy, carry high cash balances with little-to-no debt, the market is unwilling to pay for early cyclicals as of yet.

Despite the gloom, we are growing increasingly bullish. Global policy actions including direct capital investments into banks, massive liquidity injections, and coordinated interest rate cuts appear to be slowly thawing the credit markets, as evidenced by recent declines in LIBOR and the TED Spread. Although near-term earnings are likely to be soft, the market appears to be discounting far worse, and valuations are at levels we haven't seen in years. We have opportunistically added new stocks to the investment portfolio during recent volatility, especially in the financial sector as we believe many regional banks and insurers are undervalued.

As we have written recently, we are long-term investors with an unrelenting focus on valuation. In times of heightened volatility, our process for uncovering undervalued stocks remains unchanged. We continue to buy out-of-favor companies and sell those that appear to be fully discounting normalized earnings. We believe the investment portfolio is well positioned to capitalize on current trends.

EQUITY FUNDS

TCW Value Opportunities Fund

TCW Value Opportunities Fund - I Class

TCW Value Opportunities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Value Opportunities Fund

Management Discussions (Continued)

TCW Value Opportunities Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Conservative LifePlan Fund

Management Discussions

For the year ended October 31, 2008, the TCW Conservative LifePlan Fund (the "Fund") posted a decline of 14.95% and 14.89% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 15.71% over the same period.

Virtually all of the underperformance of the Fund was attributable to our allocation to the TCW Spectrum Fund. This fund declined 39% and underperformed its benchmark, the S&P 500 index, by over 200 basis points for the year. Our tactical allocation shifts into and out of the TCW Large Cap Growth Fund and an increase to the TCW Money Market Fund during the year helped performance.

Despite weakened inflation pressures, equity markets continued to face multiple headwinds. The unemployment rate increased. Home delinquencies and foreclosures rose. Additionally, banks severely tightened their lending standards. Their reluctance to lend money to other financial institutions and businesses hampered the prospects for future economic growth. As these headwinds intensified, corporate earnings revisions continued to sink, driving global equities to their worst performance in decades. Treasury yields plunged to nearly zero at the short end of the curve as investors sought protection of principal at nearly any price. Amidst growing fears of an even deeper crisis in the funding markets, governments raced to create new legislation while central banks propped up financial institutions by injecting an unprecedented amount of money into the global financial system.

We increased our allocation to the TCW Large Cap Growth Fund early in the year and benefited from the fund's very strong first half performance. In July, we began to harvest some of the gains, and shifted the allocation into the TCW Money Market Fund. Our allocation to the TCW Core Fixed Income Fund was completed with the Fund's allocation only slightly lower than it began.

TCW Conservative LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Conservative LifePlan Fund

Management Discussions (Continued)

TCW Conservative LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Moderate LifePlan Fund

Management Discussions

For the year ended October 31, 2008, the TCW Moderate LifePlan Fund (the "Fund") posted a decline of 31.44% and 31.43% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 24.29% over the same period.

The largest position in the Fund, the TCW Large Cap Growth Fund significantly outperformed during the first half of the year, but those gains and more were given back in the third quarter. All of the equity strategies were down more than 30% for the year, and all except for the TCW Value Opportunities Fund were well behind their respective benchmarks. On the fixed income side of the portfolio, the TCW Core Fixed Income Fund outperformed the Lehman Aggregate index with its return of 0.9%, but the TCW High Yield Bond Fund was down over 26% for the year.

Despite weakened inflation pressures, equity markets continued to face multiple headwinds. The unemployment rate increased. Home delinquencies and foreclosures rose. Additionally, banks severely tightened their lending standards. Their reluctance to lend money to other financial institutions and businesses hampered the prospects for future economic growth. As these headwinds intensified, corporate earnings revisions continued to sink, driving global equities to their worst performance in decades. Treasury yields plunged to nearly zero at the short end of the curve as investors sought protection of principal at nearly any price. Amidst growing fears of an even deeper crisis in the funding markets, governments raced to create new legislation while central banks propped up financial institutions by injecting an unprecedented amount of money into the global financial system.

Late in the year, we reduced our allocation to the TCW Large Cap Growth Fund, while increasing our exposure to the TCW Diversified Value Fund. We also increased our allocation to the TCW Core Fixed Income Fund. In order to provide our investors with greater diversification benefits, we established positions in several exchange traded funds (ETFs) providing exposure to non-traditional asset classes.

TCW Moderate LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Moderate LifePlan Fund

Management Discussions (Continued)

TCW Moderate LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Aggressive LifePlan Fund

Management Discussions

For the year ended October 31, 2008, the TCW Aggressive LifePlan Fund (the "Fund") posted a decline of 36.67% and 36.61% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 32.21% over the same period.

The Fund underperformed during the past year in large part due to our allocation to the TCW International Equities Fund which declined over 38% for the fiscal year ended October 31. The allocation to the TCW International Equities Fund began the year as the largest position in the Fund. The second largest position was the TCW Large Cap Growth Fund, which had a strong first half of the year, but a weaker second half. Our fixed income exposures held their own as both the TCW Core Fixed Income and TCW Emerging Market Income Funds outperformed their respective composite benchmark.

Despite weakened inflation pressures, equity markets continued to face multiple headwinds. The unemployment rate increased. Home delinquencies and foreclosures rose. Additionally, banks severely tightened their lending standards. Their reluctance to lend money to other financial institutions and businesses hampered the prospects for future economic growth. As these headwinds intensified, corporate earnings revisions continued to sink, driving global equities to their worst performance in decades. Treasury yields plunged to nearly zero at the short end of the curve as investors sought protection of principal at nearly any price. Amidst growing fears of an even deeper crisis in the funding markets, governments raced to create new legislation while central banks propped up financial institutions by injecting an unprecedented amount of money into the global financial system.

Late in the year, we reduced our allocation to the TCW International Equities and TCW Large Cap Growth Funds, while increasing our exposure to the TCW Diversified Value and TCW Core Fixed Income Funds. In order to provide our investors with greater diversification benefits, we established positions in several exchange traded funds (ETFs) providing exposure to non-traditional asset classes.

TCW Aggressive LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Aggressive LifePlan Fund

Management Discussions (Continued)

TCW Aggressive LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EQUITY FUNDS

TCW Balanced Fund

Schedule of Investments	October 31, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (30.8% of Net Assets)
$80,000	Federal Home Loan Bank, 4.375%, due 03/17/10	$81,204
200,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	196,623
140,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	146,633
927,107	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	904,798
250,000	Federal National Mortgage Association, 4.75%, due 11/19/12	255,956
226,239	Federal National Mortgage Association, 5%, due 05/01/37	214,430
476,715	Government National Mortgage Association, 5.5%, due 07/15/37	467,881
	Total U.S. Government Agency Obligations	2,267,525
	U.S. Treasury Bonds (3.3%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	20,370
150,000	U.S. Treasury Bond, 5.25%, due 11/15/28	159,375
50,000	U.S. Treasury Bond, 7.125%, due 02/15/23	61,391
	Total U.S. Treasury Bonds	241,136
	U.S. Treasury Notes (9.7%)
150,000	U.S. Treasury Note, 2.75%, due 02/28/13	152,074
150,000	U.S. Treasury Note, 4.875%, due 06/30/09	153,551
380,000	U.S. Treasury Note, 4.875%, due 08/15/16	404,819
	Total U.S. Treasury Notes	710,444
	Total Fixed Income Securities (Cost: $3,226,969) (43.8%)	3,219,105
Number of Shares	Common Stock
	Aerospace & Defense (1.0%)
2,450	Honeywell International, Inc.	74,603
	Capital Markets (0.2%)
1,000	Invesco, Ltd.	14,910
	Commercial Services & Supplies (0.7%)
1,700	Waste Management, Inc.	53,091
	Communications Equipment (0.7%)
10,200	Motorola, Inc.	54,774
	Computers & Peripherals (3.5%)
6,400	Dell, Inc. (1)	77,760
1,100	Hewlett-Packard Co.	42,108
1,450	International Business Machines Corp.	134,806
	Total Computers & Peripherals	254,674
	Consumer Finance (0.7%)
1,750	American Express Co.	48,125

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Balanced Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Diversified Financial Services (3.4%)
5,200	Citigroup, Inc.	$70,980
4,350	JPMorgan Chase & Co.	179,437
	Total Diversified Financial Services	250,417
	Diversified Telecommunication Services (2.9%)
5,200	AT&T, Inc.	139,204
27,150	Qwest Communications International, Inc.	77,649
	Total Diversified Telecommunication Services	216,853
	Electric Utilities (1.6%)
3,550	American Electric Power Co., Inc.	115,837
	Electronic Equipment, Instruments & Components (1.5%)
11,965	Flextronics International, Ltd. (1)	50,014
3,287	Tyco Electronics, Ltd.	63,899
	Total Electronic Equipment, Instruments & Components	113,913
	Food & Staples Retailing (0.9%)
1,450	CVS Caremark Corp.	44,443
2,300	Whole Foods Market, Inc.	24,656
	Total Food & Staples Retailing	69,099
	Food Products (4.0%)
3,650	Dean Foods Co. (1)	79,789
5,550	Kraft Foods, Inc.	161,727
4,650	Sara Lee Corp.	51,987
	Total Food Products	293,503
	Health Care Equipment & Supplies (1.7%)
8,750	Boston Scientific Corp. (1)	79,013
3,650	Hologic, Inc. (1)	44,676
	Total Health Care Equipment & Supplies	123,689
	Health Care Providers & Services (1.9%)
1,350	Aetna, Inc.	33,574
23,700	Tenet Healthcare Corp. (1)	103,806
	Total Health Care Providers & Services	137,380
	Household Durables (1.1%)
3,000	Lennar Corp.	23,220
2,450	Sony Corp. (SP ADR)	56,938
	Total Household Durables	80,158
	Household Products (2.2%)
2,700	Kimberly-Clark Corp.	165,483

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Balanced Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Industrial Conglomerates (2.4%)
5,450	General Electric Co.	$106,330
2,837	Tyco International, Ltd.	71,719
	Total Industrial Conglomerates	178,049
	Insurance (2.0%)
3,450	Travelers Cos., Inc. (The)	146,797
	Leisure Equipment & Products (1.1%)
5,550	Mattel, Inc.	83,361
	Media (3.7%)
7,600	Comcast Corp.	119,776
7,300	Interpublic Group of Cos., Inc. (The) (1)	37,887
11,400	Time Warner, Inc.	115,026
	Total Media	272,689
	Metals & Mining (0.4%)
2,300	Alcoa, Inc.	26,473
	Multi-Utilities (0.6%)
1,350	Ameren Corp.	43,808
	Multiline Retail (0.4%)
2,500	Macy's, Inc.	30,725
	Oil, Gas & Consumable Fuels (5.1%)
200	Anadarko Petroleum Corp.	7,060
2,500	Chevron Corp.	186,500
2,700	ConocoPhillips	140,454
1,900	Valero Energy Corp.	39,102
	Total Oil, Gas & Consumable Fuels	373,116
	Paper & Forest Products (1.2%)
4,700	Louisiana-Pacific Corp.	22,560
4,700	MeadWestvaco Corp.	65,941
	Total Paper & Forest Products	88,501
	Pharmaceuticals (4.4%)
3,750	Bristol-Myers Squibb Co.	77,063
7,850	Pfizer, Inc.	139,023
4,200	Watson Pharmaceuticals, Inc. (1)	109,914
	Total Pharmaceuticals	326,000
	Semiconductors & Semiconductor Equipment (1.8%)
3,900	Intel Corp.	62,400
17,400	LSI Corp. (1)	66,990
	Total Semiconductors & Semiconductor Equipment	129,390

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Balanced Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Specialty Retail (2.1%)
6,450	Gap, Inc. (The)	$83,463
3,050	Home Depot, Inc. (The)	71,949
	Total Specialty Retail	155,412
	Total Common Stock (Cost: $5,729,841) (53.2%)	3,920,830
Principal Amount	Short-Term Investments
$243,455	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $250,000, US Treasury Bill, 0.24%, due 01/15/09 valued at $249,875) (Total Amount to be Received Upon Repurchase $243,457)	243,455
	Total Short-Term Investments (Cost: $243,455) (3.3%)	243,455
	Total Investments (Cost: $9,200,265) (100.3%)	7,383,390
	Liabilities in Excess of Other Assets (– 0.3%)	(18,468)
	Net Assets (100.0%)	$7,364,922

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Balanced Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	1.0%
Capital Markets	0.2
Commercial Services & Supplies	0.7
Communications Equipment	0.7
Computers & Peripherals	3.5
Consumer Finance	0.7
Diversified Financial Services	3.4
Diversified Telecommunication Services	2.9
Electric Utilities	1.6
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	0.9
Food Products	4.0
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	1.9
Household Durables	1.1
Household Products	2.2
Industrial Conglomerates	2.4
Insurance	2.0
Leisure Equipment & Products	1.1
Media	3.7
Metals & Mining	0.4
Multi-Utilities	0.6
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	5.1
Paper & Forest Products	1.2
Pharmaceuticals	4.4
Semiconductors & Semiconductor Equipment	1.8
Specialty Retail	2.1
U.S. Government Agency Obligations	30.8
U.S. Treasury Bonds	3.3
U.S. Treasury Notes	9.7
Short-Term Investments	3.3
Total	100.3%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Diversified Value Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.8% of Net Assets)
271,909	Honeywell International, Inc.	$8,279,629
	Capital Markets (0.4%)
111,800	Invesco, Ltd.	1,666,938
	Commercial Services & Supplies (1.3%)
198,700	Waste Management, Inc.	6,205,401
	Communications Equipment (1.3%)
1,104,030	Motorola, Inc.	5,928,641
	Computers & Peripherals (6.3%)
740,500	Dell, Inc. (1)	8,997,075
123,357	Hewlett-Packard Co.	4,722,106
166,900	International Business Machines Corp.	15,516,693
	Total Computers & Peripherals	29,235,874
	Consumer Finance (1.1%)
195,050	American Express Co.	5,363,875
	Diversified Financial Services (5.9%)
580,100	Citigroup, Inc.	7,918,365
478,718	JPMorgan Chase & Co.	19,747,117
	Total Diversified Financial Services	27,665,482
	Diversified Telecommunication Services (5.2%)
583,700	AT&T, Inc.	15,625,649
2,984,900	Qwest Communications International, Inc.	8,536,814
	Total Diversified Telecommunication Services	24,162,463
	Electric Utilities (2.8%)
396,550	American Electric Power Co., Inc.	12,939,427
	Electronic Equipment, Instruments and Components (2.7%)
1,330,594	Flextronics International, Ltd. (1)	5,561,883
354,375	Tyco Electronics, Ltd.	6,889,050
	Total Electronic Equipment, Instruments and Components	12,450,933
	Food & Staples Retailing (1.6%)
157,300	CVS Caremark Corp.	4,821,245
258,400	Whole Foods Market, Inc. (2)	2,770,048
	Total Food & Staples Retailing	7,591,293
	Food Products (6.9%)
416,800	Dean Foods Co. (1)	9,111,248
586,200	Kraft Foods, Inc.	17,081,868
535,600	Sara Lee Corp.	5,988,008
	Total Food Products	32,181,124

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Diversified Value Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (2.9%)
937,800	Boston Scientific Corp. (1)	$8,468,334
422,300	Hologic, Inc. (1)	5,168,952
	Total Health Care Equipment & Supplies	13,637,286
	Health Care Providers & Services (3.4%)
138,800	Aetna, Inc.	3,451,956
2,802,850	Tenet Healthcare Corp. (1)	12,276,483
	Total Health Care Providers & Services	15,728,439
	Household Durables (1.9%)
333,100	Lennar Corp.	2,578,194
271,500	Sony Corp. (SP ADR)	6,309,660
	Total Household Durables	8,887,854
	Household Products (3.9%)
299,950	Kimberly-Clark Corp.	18,383,936
	Industrial Conglomerates (4.3%)
610,400	General Electric Co.	11,908,904
324,825	Tyco International, Ltd.	8,211,576
	Total Industrial Conglomerates	20,120,480
	Insurance (3.5%)
387,100	Travelers Cos., Inc. (The)	16,471,105
	Leisure Equipment & Products (1.9%)
596,900	Mattel, Inc.	8,965,438
	Media (6.7%)
840,400	Comcast Corp.	13,244,704
909,000	Interpublic Group of Cos., Inc. (The) (1)	4,717,710
1,307,650	Time Warner, Inc.	13,194,188
	Total Media	31,156,602
	Metals & Mining (0.6%)
251,100	Alcoa, Inc.	2,890,161
	Multi-Utilities (1.0%)
147,100	Ameren Corp.	4,773,395
	Multiline Retail (0.7%)
279,700	Macy's, Inc.	3,437,513
	Oil, Gas & Consumable Fuels (8.4%)
20,700	Anadarko Petroleum Corp.	730,710
257,500	Chevron Corp.	19,209,500
285,744	ConocoPhillips	14,864,403
215,300	Valero Energy Corp.	4,430,874
	Total Oil, Gas & Consumable Fuels	39,235,487

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Diversified Value Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Paper & Forest Products (2.4%)
511,925	Louisiana-Pacific Corp.	$2,457,240
610,300	MeadWestvaco Corp.	8,562,509
	Total Paper & Forest Products	11,019,749
	Pharmaceuticals (7.7%)
424,300	Bristol-Myers Squibb Co.	8,719,365
862,400	Pfizer, Inc.	15,273,104
460,100	Watson Pharmaceuticals, Inc. (1)	12,040,817
	Total Pharmaceuticals	36,033,286
	Semiconductors & Semiconductor Equipment (3.0%)
429,200	Intel Corp.	6,867,200
1,884,300	LSI Corp. (1)	7,254,555
	Total Semiconductors & Semiconductor Equipment	14,121,755
	Specialty Retail (3.7%)
739,700	Gap, Inc. (The)	9,571,718
332,400	Home Depot, Inc. (The)	7,841,316
	Total Specialty Retail	17,413,034
	Total Common Stock (Cost: $603,973,214) (93.3%)	435,946,600
	Short-Term Investments
	Money Market Investments (0.5%)
2,173,798	State Street Navigator Securities Lending Trust, 2.71% (3)	2,173,798
Principal Amount	Other Short-Term Investments (5.9%)
$27,548,016	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $28,115,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $28,100,943) (Total Amount to be Received Upon Repurchase $27,548,246)	27,548,016
	Total Short-Term Investments (Cost: $29,721,814) (6.4%)	29,721,814
	Total Investments (Cost: $633,695,028) (99.7%)	465,668,414
	Excess of Other Assets over Liabilities (0.3%)	1,529,005
	Net Assets (100.0%)	$467,197,419

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

  (2)  Security partially or fully lent (Note 3).

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Diversified Value Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	1.8%
Capital Markets	0.4
Commercial Services & Supplies	1.3
Communications Equipment	1.3
Computers & Peripherals	6.3
Consumer Finance	1.1
Diversified Financial Services	5.9
Diversified Telecommunication Services	5.2
Electric Utilities	2.8
Electronic Equipment, Instruments and Components	2.7
Food & Staples Retailing	1.6
Food Products	6.9
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	3.4
Household Durables	1.9
Household Products	3.9
Industrial Conglomerates	4.3
Insurance	3.5
Leisure Equipment & Products	1.9
Media	6.7
Metals & Mining	0.6
Multi-Utilities	1.0
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	8.4
Paper & Forest Products	2.4
Pharmaceuticals	7.7
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	3.7
Short-Term Investments	6.4
Total	99.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Dividend Focused Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.1% of Net Assets)
265,100	Honeywell International, Inc.	$8,072,295
	Capital Markets (0.3%)
142,100	Invesco, Ltd.	2,118,711
	Chemicals (3.3%)
786,600	Du Pont (E.I.) de Nemours & Co.	25,171,200
	Commercial Services & Supplies (3.1%)
302,100	Avery Dennison Corp.	10,579,542
403,200	Waste Management, Inc.	12,591,936
	Total Commercial Services & Supplies	23,171,478
	Communications Equipment (1.4%)
2,039,300	Motorola, Inc.	10,951,041
	Computers & Peripherals (5.5%)
634,700	Dell, Inc. (1)	7,711,605
226,200	Hewlett-Packard Co.	8,658,936
265,600	International Business Machines Corp.	24,692,832
	Total Computers & Peripherals	41,063,373
	Containers & Packaging (2.7%)
1,191,800	Packaging Corp. of America	20,057,994
	Diversified Financial Services (6.9%)
1,058,300	Citigroup, Inc.	14,445,795
800,000	JPMorgan Chase & Co.	33,000,000
157,700	NYSE Euronext	4,759,386
	Total Diversified Financial Services	52,205,181
	Diversified Telecommunication Services (6.2%)
799,900	AT&T, Inc.	21,413,323
5,842,800	Qwest Communications International, Inc. (2)	16,710,408
1,180,254	Windstream Corp.	8,863,708
	Total Diversified Telecommunication Services	46,987,439
	Electric Utilities (2.7%)
619,600	American Electric Power Co., Inc.	20,217,548
	Electronic Equipment, Instruments & Components (1.7%)
664,100	Tyco Electronics, Ltd.	12,910,104
	Financial Services (1.4%)
1,134,000	Blackstone Group, LP (The)	10,364,760
	Food & Staples Retailing (1.5%)
217,500	CVS Caremark Corp.	6,666,375
422,600	Whole Foods Market, Inc. (2)	4,530,272
	Total Food & Staples Retailing	11,196,647

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Dividend Focused Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Food Products (6.9%)
1,028,300	Kraft Foods, Inc.	$29,964,662
1,972,600	Sara Lee Corp.	22,053,668
	Total Food Products	52,018,330
	Health Care Equipment & Supplies (0.3%)
217,700	Boston Scientific Corp. (1)	1,965,831
	Health Care Providers & Services (3.5%)
239,200	Aetna, Inc.	5,948,904
4,635,285	Tenet Healthcare Corp. (1)	20,302,548
	Total Health Care Providers & Services	26,251,452
	Household Durables (1.4%)
579,000	Lennar Corp.	4,481,460
267,900	Sony Corp. (SP ADR)	6,225,996
	Total Household Durables	10,707,456
	Household Products (4.0%)
492,300	Kimberly-Clark Corp.	30,173,067
	Industrial Conglomerates (4.6%)
1,158,200	General Electric Co.	22,596,482
489,200	Tyco International, Ltd.	12,366,976
	Total Industrial Conglomerates	34,963,458
	Insurance (4.5%)
562,700	Travelers Cos., Inc. (The)	23,942,885
1,000,700	XL Capital, Ltd.	9,706,790
	Total Insurance	33,649,675
	Leisure Equipment & Products (2.1%)
1,074,500	Mattel, Inc.	16,138,990
	Media (5.2%)
912,150	Comcast Corp.	14,375,484
1,476,600	Regal Entertainment Group	18,959,544
578,600	Time Warner, Inc.	5,838,074
	Total Media	39,173,102
	Metals & Mining (0.7%)
456,100	Alcoa, Inc.	5,249,711
	Multi-Utilities (1.0%)
222,000	Ameren Corp.	7,203,900
	Oil, Gas & Consumable Fuels (8.9%)
35,400	Anadarko Petroleum Corp.	1,249,620
102,300	BP p.l.c. (SP ADR)	5,084,310
408,600	Chevron Corp.	30,481,560
454,600	ConocoPhillips	23,648,292
326,500	Valero Energy Corp.	6,719,370
	Total Oil, Gas & Consumable Fuels	67,183,152

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Dividend Focused Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Paper & Forest Products (2.6%)
1,065,700	Louisiana-Pacific Corp.	$5,115,360
1,011,000	MeadWestvaco Corp.	14,184,330
	Total Paper & Forest Products	19,299,690
	Pharmaceuticals (7.6%)
729,400	Bristol-Myers Squibb Co.	14,989,170
1,371,000	Pfizer, Inc.	24,280,410
675,800	Watson Pharmaceuticals, Inc. (1)	17,685,686
	Total Pharmaceuticals	56,955,266
	Real Estate Investment Trusts (REITs) (0.5%)
403,100	Hospitality Properties Trust	4,091,465
	Semiconductors & Semiconductor Equipment (2.2%)
660,600	Intel Corp.	10,569,600
1,477,600	LSI Corp. (1)	5,688,760
	Total Semiconductors & Semiconductor Equipment	16,258,360
	Specialty Retail (4.0%)
1,245,400	Gap, Inc. (The)	16,115,476
583,400	Home Depot, Inc. (The)	13,762,406
	Total Specialty Retail	29,877,882
	Thrifts & Mortgage Finance (2.4%)
1,161,400	New York Community Bancorp, Inc.	18,187,524
	Total Common Stock (Cost: $1,043,716,097) (100.2%)	753,836,082
	Short-Term Investments
	Money Market Investments (0.1%)
790,107	State Street Navigator Securities Lending Trust, 2.71% (3)	790,107
	Total Short-Term Investments (Cost: $790,107) (0.1%)	790,107
	Total Investments (Cost: $1,044,506,204) (100.3%)	754,626,189
	Liabilities in Excess of Other Assets (– 0.3%)	(2,069,969)
	Net Assets (100.0%)	$752,556,220

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

  (2)  Security partially or fully lent (Note 3).

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Dividend Focused Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	1.1%
Capital Markets	0.3
Chemicals	3.3
Commercial Services & Supplies	3.1
Communications Equipment	1.4
Computers & Peripherals	5.5
Containers & Packaging	2.7
Diversified Financial Services	6.9
Diversified Telecommunication Services	6.2
Electric Utilities	2.7
Electronic Equipment, Instruments & Components	1.7
Financial Services	1.4
Food & Staples Retailing	1.5
Food Products	6.9
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	3.5
Household Durables	1.4
Household Products	4.0
Industrial Conglomerates	4.6
Insurance	4.5
Leisure Equipment & Products	2.1
Media	5.2
Metals & Mining	0.7
Multi-Utilities	1.0
Oil, Gas & Consumable Fuels	8.9
Paper & Forest Products	2.6
Pharmaceuticals	7.6
Real Estate Investment Trusts (REITs)	0.5
Semiconductors & Semiconductor Equipment	2.2
Specialty Retail	4.0
Thrifts & Mortgage Finance	2.4
Short-Term Investments	0.1
Total	100.3%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Focused Equities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (8.6% of Net Assets)
70,540	Honeywell International, Inc.	$2,147,943
38,215	Lockheed Martin Corp.	3,250,186
14,045	Northrop Grumman Corp.	658,570
	Total Aerospace & Defense	6,056,699
	Air Freight & Logistics (0.2%)
2,410	C.H. Robinson Worldwide, Inc.	124,790
	Biotechnology (3.9%)
37,615	Genzyme Corp. (1)	2,741,381
	Capital Markets (5.1%)
28,302	Affiliated Managers Group, Inc. (1)	1,312,647
103,700	Invesco, Ltd.	1,546,167
16,595	State Street Corp.	719,393
	Total Capital Markets	3,578,207
	Chemicals (6.9%)
40,635	Air Products & Chemicals, Inc.	2,362,113
66,166	Ecolab, Inc.	2,465,345
	Total Chemicals	4,827,458
	Commercial Banks (4.5%)
92,092	Wells Fargo & Co.	3,135,733
	Commercial Services & Supplies (3.0%)
67,900	Waste Management, Inc.	2,120,517
	Communications Equipment (3.2%)
149,900	Nokia Oyj (SP ADR)	2,275,482
	Diversified Financial Services (4.3%)
73,033	JPMorgan Chase & Co.	3,012,611
	Electric Utilities (3.0%)
38,645	Exelon Corp.	2,096,105
	Energy Equipment & Services (15.3%)
77,245	Halliburton Co.	1,528,679
67,790	National Oilwell Varco, Inc. (1)	2,026,243
16,195	Noble Corp.	521,641
49,445	Schlumberger, Ltd.	2,553,834
28,725	Transocean, Inc. (1)	2,364,929
101,700	Weatherford International, Ltd. (1)	1,716,696
	Total Energy Equipment & Services	10,712,022

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Focused Equities Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Health Care Providers & Services (5.7%)
51,690	Cardinal Health, Inc.	$1,974,558
55,865	McKesson Corp.	2,055,273
	Total Health Care Providers & Services	4,029,831
	Household Products (4.8%)
52,050	Procter & Gamble Co. (The)	3,359,307
	Insurance (4.1%)
23,880	ACE, Ltd.	1,369,757
30,825	AFLAC, Inc.	1,364,931
4,640	Marsh & McLennan Cos., Inc.	134,956
	Total Insurance	2,869,644
	Life Sciences Tools & Services (1.4%)
24,845	Thermo Fisher Scientific, Inc. (1)	1,008,707
	Machinery (6.3%)
33,585	Danaher Corp.	1,989,575
24,450	Flowserve Corp.	1,391,694
27,100	SPX Corp.	1,049,854
	Total Machinery	4,431,123
	Metals & Mining (1.7%)
40,400	Freeport-McMoRan Copper & Gold, Inc.	1,175,640
	Oil, Gas & Consumable Fuels (3.4%)
28,730	Apache Corp.	2,365,341
	Pharmaceuticals (4.0%)
46,224	Johnson & Johnson	2,835,380
	Road & Rail (2.9%)
33,615	Norfolk Southern Corp.	2,014,883
	Semiconductors & Semiconductor Equipment (5.0%)
102,805	Microchip Technology, Inc.	2,532,087
51,740	Texas Instruments, Inc.	1,012,035
	Total Semiconductors & Semiconductor Equipment	3,544,122
	Specialty Retail (1.9%)
48,900	TJX Cos., Inc. (The)	1,308,564
	Total Common Stock (Cost: $86,550,708) (99.2%)	69,623,547

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Focused Equities Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$540,200	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $555,000, U.S. Treasury Bill, 0.24%, due 01/15/09 valued at $554,723) (Total Amount to be Received Upon Repurchase $540,205)	$540,200
	Total Short-Term Investments (Cost: $540,200) (0.8%)	540,200
	Total Investments (Cost: $87,090,908) (100.0%)	70,163,747
	Excess of Other Assets over Liabilities (—%)	26,363
	Net Assets (100.0%)	$70,190,110

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Focused Equities Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	8.6%
Air Freight & Logistics	0.2
Biotechnology	3.9
Capital Markets	5.1
Chemicals	6.9
Commercial Banks	4.5
Commercial Services & Supplies	3.0
Communications Equipment	3.2
Diversified Financial Services	4.3
Electric Utilities	3.0
Energy Equipment & Services	15.3
Health Care Providers & Services	5.7
Household Products	4.8
Insurance	4.1
Life Sciences Tools & Services	1.4
Machinery	6.3
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	4.0
Road & Rail	2.9
Semiconductors & Semiconductor Equipment	5.0
Specialty Retail	1.9
Short-Term Investments	0.8
Total	100.0%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
220	Honeywell International, Inc.	$6,699
165	Raytheon Co.	8,433
	Total Aerospace & Defense	15,132
	Beverages (0.9%)
220	Hansen Natural Corp. (1)	5,570
	Biotechnology (10.9%)
245	Arena Pharmaceuticals, Inc. (1)	901
200	Celgene Corp. (1)	12,852
185	Cephalon, Inc. (1)	13,268
75	Cougar Biotechnology, Inc. (1)	1,905
582	CV Therapeutics, Inc. (1)	5,430
220	Genentech, Inc. (1)	18,247
285	Gilead Sciences, Inc. (1)	13,067
145	Isis Pharmaceuticals, Inc. (1)	2,039
60	Savient Pharmaceuticals, Inc. (1)	286
105	Vertex Pharmaceuticals, Inc. (1)	2,752
	Total Biotechnology	70,747
	Capital Markets (1.8%)
115	Affiliated Managers Group, Inc. (1)	5,334
185	SEI Investments Co.	3,271
80	T. Rowe Price Group, Inc.	3,163
	Total Capital Markets	11,768
	Chemicals (3.1%)
125	Monsanto Co.	11,123
135	Praxair, Inc.	8,795
	Total Chemicals	19,918
	Commercial Services & Supplies (0.7%)
65	Clean Harbors, Inc. (1)	4,262
	Communications Equipment (9.2%)
565	Corning, Inc.	6,119
2,061	Infinera Corp. (1)	16,035
665	Qualcomm, Inc.	25,443
240	Research In Motion, Ltd. (1)	12,103
	Total Communications Equipment	59,700
	Computers & Peripherals (2.2%)
135	Apple, Inc. (1)	14,525
	Construction & Engineering (1.2%)
140	Foster Wheeler, Ltd. (1)	3,836
195	Quanta Services, Inc. (1)	3,853
	Total Construction & Engineering	7,689

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Distributors (0.5%)
300	LKQ Corp. (1)	$3,432
	Diversified Consumer Services (0.8%)
195	K12, Inc. (1)	5,362
	Diversified Financial Services (2.1%)
105	IntercontinentalExchange, Inc. (1)	8,984
252	MSCI, Inc. (1)	4,344
	Total Diversified Financial Services	13,328
	Electrical Equipment (0.3%)
65	Energy Conversion Devices, Inc. (1)	2,219
	Electronic Equipment, Instruments & Components (0.6%)
77	Itron, Inc. (1)	3,733
	Energy Equipment & Services (6.7%)
45	Core Laboratories N.V.	3,317
290	FMC Technologies, Inc. (1)	10,147
90	National Oilwell Varco, Inc. (1)	2,690
285	Oceaneering International, Inc. (1)	8,029
125	Transocean, Inc. (1)	10,291
540	Weatherford International, Ltd. (1)	9,115
	Total Energy Equipment & Services	43,589
	Food & Staples Retailing (2.8%)
595	CVS Caremark Corp.	18,237
	Food Products (2.0%)
250	Kellogg Co.	12,605
	Health Care Equipment & Supplies (1.8%)
671	Dexcom, Inc. (1)	3,033
240	MAKO Surgical Corp. (1)	1,786
3,970	Sirius XM Radio, Inc. (1)	1,342
220	Thoratec Corp. (1)	5,416
	Total Health Care Equipment & Supplies	11,577
	Health Care Providers & Services (6.2%)
180	Catalyst Health Solutions, Inc. (1)	3,037
280	Express Scripts, Inc. (1)	16,971
245	HMS Holdings Corp. (1)	6,069
255	Medco Health Solutions, Inc. (1)	9,677
140	Psychiatric Solutions, Inc. (1)	4,660
	Total Health Care Providers & Services	40,414
	Health Care Technology (1.4%)
235	Cerner Corp. (1)	8,749

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (3.1%)
100	Ctrip.com International, Ltd. (ADR)	$3,058
165	Home Inns & Hotels Management, Inc. (ADR)(1)	1,650
530	Yum! Brands, Inc.	15,375
	Total Hotels, Restaurants & Leisure	20,083
	Household Products (2.0%)
200	Procter & Gamble Co. (The)	12,908
	Insurance (2.9%)
215	AFLAC, Inc.	9,520
564	First Mercury Financial Corp. (1)	6,086
135	Tower Group, Inc.	2,839
	Total Insurance	18,445
	Internet Software & Services (3.4%)
16	Baidu.com, Inc. (SP ADR)(1)	3,296
29	Google, Inc. (1)	10,421
355	Mercadolibre, Inc. (1)	4,853
110	SINA Corp. (1)	3,564
	Total Internet Software & Services	22,134
	IT Services (2.4%)
385	Cognizant Technology Solutions Corp. (1)	7,392
40	Mastercard, Inc.	5,913
45	Visa, Inc.	2,491
	Total IT Services	15,796
	Leisure Equipment & Products (0.6%)
528	Leapfrog Enterprises, Inc. (1)	3,564
	Life Sciences Tools & Services (2.0%)
295	Invitrogen Corp. (1)	8,493
451	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	4,221
	Total Life Sciences Tools & Services	12,714
	Machinery (2.4%)
60	Danaher Corp.	3,554
180	Flowserve Corp.	10,246
50	SPX Corp.	1,937
	Total Machinery	15,737
	Multiline Retail (0.6%)
105	Kohl's Corp. (1)	3,689

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (3.7%)
120	Arena Resources, Inc. (1)	$3,658
105	Peabody Energy Corp.	3,624
130	Plains Exploration & Production Co. (1)	3,666
320	Quicksilver Resources, Inc. (1)	3,350
127	Swift Energy Co. (1)	4,074
43	Ultra Petroleum Corp. (1)	2,002
65	Whiting Petroleum Corp. (1)	3,379
	Total Oil, Gas & Consumable Fuels	23,753
	Pharmaceuticals (0.8%)
595	Mylan, Inc. (1)	5,099
	Semiconductors & Semiconductor Equipment (2.0%)
545	Cavium Networks, Inc. (1)	6,943
850	Marvell Technology Group, Ltd. (1)	5,916
	Total Semiconductors & Semiconductor Equipment	12,859
	Software (4.3%)
510	Activision Blizzard, Inc. (1)	6,354
135	ANSYS, Inc. (1)	3,865
433	ArcSight, Inc. (1)	2,559
505	Nuance Communications, Inc. (1)	4,621
310	Take-Two Interactive Software, Inc.	3,677
225	VMware, Inc. - Class A (1)	6,975
	Total Software	28,051
	Specialty Retail (1.2%)
360	Guess?, Inc.	7,837
	Textiles, Apparel & Luxury Goods (0.8%)
115	Polo Ralph Lauren Corp.	5,425
	Tobacco (2.5%)
370	Philip Morris International, Inc.	16,084
	Wireless Telecommunication Services (4.9%)
630	American Tower Corp. (1)	20,355
760	Clearwire Corp. (1)	6,589
175	NII Holdings, Inc. (1)	4,508
	Total Wireless Telecommunication Services	31,452
	Total Common Stock (Cost: $877,207) (97.1%)	628,186

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$42,975	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $45,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $44,977) (Total Amount to be Received Upon Repurchase $42,975)	$42,975
	Total Short-Term Investments (Cost: $42,975) (6.6%)	42,975
	Total Investments (Cost: $920,182) (103.7%)	671,161
	Liabilities in Excess of Other Assets (– 3.7%)	(24,176)
	Net Assets (100.0%)	$646,985

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	2.3%
Beverages	0.9
Biotechnology	10.9
Capital Markets	1.8
Chemicals	3.1
Commercial Services & Supplies	0.7
Communications Equipment	9.2
Computers & Peripherals	2.2
Construction & Engineering	1.2
Distributors	0.5
Diversified Consumer Services	0.8
Diversified Financial Services	2.1
Electrical Equipment	0.3
Electronic Equipment, Instruments and Components	0.6
Energy Equipment & Services	6.7
Food & Staples Retailing	2.8
Food Products	2.0
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	6.2
Health Care Technology	1.4
Hotels, Restaurants & Leisure	3.1
Household Products	2.0
IT Services	2.4
Insurance	2.9
Internet Software & Services	3.4
Leisure Equipment & Products	0.6
Life Sciences Tools & Services	2.0
Machinery	2.4
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	2.0
Software	4.3
Specialty Retail	1.2
Textiles, Apparel & Luxury Goods	0.8
Tobacco	2.5
Wireless Telecommunication Services	4.9
Short-Term Investments	6.6
Total	103.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Equities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
43,700	Spirit AeroSystems Holdings, Inc. (1)	$704,881
	Air Freight & Logistics (1.4%)
8,000	C.H. Robinson Worldwide, Inc.	414,240
	Beverages (2.9%)
33,000	Hansen Natural Corp. (1)	835,560
	Biotechnology (6.9%)
43,100	CV Therapeutics, Inc. (1)	402,123
11,100	Genzyme Corp. (1)	808,968
27,100	Isis Pharmaceuticals, Inc. (1)	381,026
15,200	Vertex Pharmaceuticals, Inc. (1)	398,392
	Total Biotechnology	1,990,509
	Capital Markets (1.2%)
7,400	Affiliated Managers Group, Inc. (1)	343,212
	Commercial Services & Supplies (6.3%)
16,300	Clean Harbors, Inc. (1)	1,068,791
43,300	Resources Connection, Inc. (1)	750,822
	Total Commercial Services & Supplies	1,819,613
	Communications Equipment (3.3%)
52,294	Infinera Corp. (1)	406,847
10,700	Research In Motion, Ltd. (1)	539,601
	Total Communications Equipment	946,448
	Construction & Engineering (4.8%)
19,244	Foster Wheeler, Ltd. (1)	527,286
34,600	Quanta Services, Inc. (1)	683,696
10,300	Shaw Group, Inc. (1)	184,267
	Total Construction & Engineering	1,395,249
	Distributors (1.6%)
39,500	LKQ Corp. (1)	451,880
	Diversified Consumer Services (7.8%)
24,000	K12, Inc. (1)	660,000
7,100	Strayer Education, Inc.	1,606,517
	Total Diversified Consumer Services	2,266,517
	Diversified Financial Services (3.4%)
8,700	IntercontinentalExchange, Inc. (1)	744,372
13,008	MSCI, Inc. (1)	224,258
	Total Diversified Financial Services	968,630

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Equities Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Energy Equipment & Services (9.9%)
8,000	Core Laboratories N.V.	$589,600
19,900	FMC Technologies, Inc. (1)	696,301
11,300	National Oilwell Varco, Inc. (1)	337,757
17,200	Oceaneering International, Inc. (1)	484,524
22,200	Smith International, Inc.	765,456
	Total Energy Equipment & Services	2,873,638
	Health Care Equipment & Supplies (3.6%)
3,100	Intuitive Surgical, Inc. (1)	535,649
20,200	Thoratec Corp. (1)	497,324
	Total Health Care Equipment & Supplies	1,032,973
	Health Care Providers & Services (3.1%)
25,400	Catalyst Health Solutions, Inc. (1)	428,498
14,400	Psychiatric Solutions, Inc. (1)	479,376
	Total Health Care Providers & Services	907,874
	Hotels, Restaurants & Leisure (3.1%)
5,900	Chipotle Mexican Grill, Inc. - Class B (1)	252,343
20,900	Ctrip.com International, Ltd. (ADR)	639,122
	Total Hotels, Restaurants & Leisure	891,465
	Insurance (4.0%)
13,100	ACE, Ltd.	751,416
31,700	eHealth, Inc. (1)	403,224
	Total Insurance	1,154,640
	Internet Software & Services (7.0%)
3,000	Baidu.com, Inc. (SP ADR)(1)	618,000
20,200	Bankrate, Inc. (1)	664,782
29,329	Mercadolibre, Inc. (1)	400,927
10,700	SINA Corp. (1)	346,680
	Total Internet Software & Services	2,030,389
	IT Services (2.5%)
38,300	Cognizant Technology Solutions Corp. (1)	735,360
	Life Sciences Tools & Services (1.4%)
44,316	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	414,798
	Machinery (3.4%)
8,100	Bucyrus International, Inc.	195,453
8,600	Flowserve Corp.	489,512
7,500	SPX Corp.	290,550
	Total Machinery	975,515

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Equities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (1.7%)
14,600	Quicksilver Resources, Inc. (1)	$152,862
7,100	Ultra Petroleum Corp. (1)	330,505
	Total Oil, Gas & Consumable Fuels	483,367
	Pharmaceuticals (2.7%)
91,500	Mylan, Inc. (1)	784,155
	Semiconductors & Semiconductor Equipment (1.3%)
29,789	Cavium Networks, Inc. (1)	379,512
	Software (9.6%)
22,727	ANSYS, Inc. (1)	650,674
20,500	Electronic Arts, Inc. (1)	466,990
26,900	Nuance Communications, Inc. (1)	246,135
18,450	Salesforce.com, Inc. (1)	571,212
27,196	VMware, Inc. (1)	843,076
	Total Software	2,778,087
	Wireless Telecommunication Services (2.6%)
86,900	Clearwire Corp. (1)	753,423
	Total Common Stock (Cost: $34,677,969) (97.9%)	28,331,935
Principal Amount	Short-Term Investments
$488,019	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08, (collateralized by $500,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $499,750) (Total Amount to be Received Upon Repurchase $488,023)	488,019
	Total Short-Term Investments (Cost: $488,019) (1.7%)	488,019
	Total Investments (Cost: $35,165,988) (99.6%)	28,819,954
	Excess of Other Assets over Liabilities (0.4%)	101,845
	Net Assets (100.0%)	$28,921,799

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Growth Equities Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	1.4
Beverages	2.9
Biotechnology	6.9
Capital Markets	1.2
Commercial Services & Supplies	6.3
Communications Equipment	3.3
Construction & Engineering	4.8
Distributors	1.6
Diversified Consumer Services	7.8
Diversified Financial Services	3.4
Energy Equipment & Services	9.9
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	3.1
Hotels, Restaurants & Leisure	3.1
IT Services	2.5
Insurance	4.0
Internet Software & Services	7.0
Life Sciences Tools & Services	1.4
Machinery	3.4
Oil, Gas & Consumable Fuels	1.7
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	1.3
Software	9.6
Wireless Telecommunication Services	2.6
Short-Term Investments	1.7
Total	99.6%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW International Equities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Australia (3.9% of Net Assets)
24,531	BHP Billiton, Ltd.	$467,867
2,520	CSL, Ltd.	60,843
81,680	David Jones, Ltd.	167,015
4,000	Woodside Petroleum, Ltd.	112,204
8,000	Woolworths, Ltd.	148,056
	Total Australia (Cost: $1,641,304)	955,985
	Denmark (Cost: $949,103) (3.2%)
14,400	Novo Nordisk A/S - Series B	767,877
	Finland (Cost: $587,660) (1.6%)
26,380	Elisa Oyj	394,798
	France (13.4%)
10,650	CNP Assurances	853,778
8,970	Pernod-Ricard S.A.	581,136
5,510	SEB S.A.	184,206
14,890	Total S.A.	814,972
3,390	Unibail-Rodamco (REIT)	505,855
8,800	Vinci S.A.	315,074
	Total France (Cost: $5,171,449)	3,255,021
	Germany (11.3%)
21,860	Adidas AG	755,464
24,150	E.ON AG	900,402
3,650	Fresenius Medical Care AG & Company KGaA	160,880
7,570	MAN AG	368,237
16,000	SAP AG	557,322
	Total Germany (Cost: $5,179,910)	2,742,305
	Great Britain (14.7%)
11,410	British American Tobacco PLC	314,213
57,450	Centrica PLC	283,422
50,000	HSBC Holdings PLC	594,566
20,000	Reckitt Benckiser Group PLC	849,360
51,000	Reed Elsevier PLC	449,270
225,643	Royal Bank of Scotland Group PLC	249,538
30,000	Royal Dutch Shell PLC - B Shares	816,587
	Total Great Britain (Cost: $5,129,915)	3,556,956
	Hong Kong (4.9%)
62,000	Cheung Kong Infrastructure Holdings, Ltd.	227,090
29,300	Hang Seng Bank, Ltd.	365,571
189,000	Hongkong Land Holdings, Ltd.	513,987
125,000	Noble Group, Ltd.	90,937
	Total Hong Kong (Cost: $1,930,108)	1,197,585

See accompanying notes to financial statements.

EQUITY FUNDS

TCW International Equities Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Italy (4.8%)
51,880	Banco Popolare Scarl	$643,900
175,310	Intesa Sanpaolo	517,689
	Total Italy (Cost: $2,478,235)	1,161,589
	Japan (22.7%)
17,600	Canon, Inc.	616,854
9,800	HOYA Corp.	179,237
121	Japan Tobacco, Inc.	429,967
31,000	Kyushu Electric Power Co., Inc.	711,828
36,500	Makita Corp.	662,909
67,000	Mitsubishi Corp.	1,124,870
102,000	Nippon Steel Corp.	343,882
7,900	Takeda Pharmaceutical Co., Ltd.	393,152
20,000	Tokio Marine Holdings, Inc.	617,921
4,890	Yamada Denki Co., Ltd.	266,596
6,300	Yamato Kogyo Co., Ltd.	149,135
	Total Japan (Cost: $8,115,176)	5,496,351
	Luxembourg (Cost: $1,003,293) (1.1%)
10,000	ArcelorMittal	258,292
	Netherlands (Cost: $382,222) (1.0%)
13,467	ASML Holding N.V.	234,556
	Norway (3.7%)
55,300	Den Norske Bank ASA	320,629
21,000	StatoilHydro ASA	422,581
7,200	Yara International ASA	150,493
	Total Norway (Cost: $2,030,500)	893,703
	Spain (Cost: $666,961) (1.7%)
21,740	Telefonica S.A.	400,462
	Sweden (4.6%)
20,200	Atlas Copco AB - Series A	168,673
57,000	Svenska Cellulosa AB - B Shares	419,050
63,000	Tele2 AB - Series B	535,214
	Total Sweden (Cost: $1,910,710)	1,122,937
	Switzerland (7.3%)
36,130	ABB, Ltd. (1)	470,677
14,000	Novartis AG	705,532
2,900	Zurich Financial Services AG	584,139
	Total Switzerland (Cost: $2,571,376)	1,760,348
	Total Common Stock (Cost: $39,747,922) (99.9%)	24,198,765

See accompanying notes to financial statements.

EQUITY FUNDS

TCW International Equities Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$48,601	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $50,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $49,975) (Total Amount to be Received Upon Repurchase $48,601)	$48,601
	Total Short-Term Investments (Cost: $48,601) (0.2%)	48,601
	Total Investments (Cost: $39,796,523) (100.1%)	24,247,366
	Liabilities in Excess of Other Assets (– 0.1%)	(14,821)
	Net Assets (100.0%)	$24,232,545

Notes to the Schedule of Investments:

REIT  -  Real Estate Investment Trust.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW International Equities Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Beverages	2.4%
Biotechnology	0.2
Chemicals	0.6
Commercial Banks	11.0
Construction & Engineering	1.3
Diversified Telecommunication Services	5.5
Electric Utilities	7.5
Electrical Equipment	2.0
Electronic Equipment & Instruments	0.7
Food & Staples Retailing	0.6
Health Care Providers & Services	0.7
Household Durables	3.4
Household Products	3.5
Insurance	8.5
Machinery	2.2
Media	1.9
Metals & Mining	5.0
Multi-Utilities	1.2
Multiline Retail	0.7
Office Electronics	2.6
Oil, Gas & Consumable Fuels	9.1
Paper & Forest Products	1.7
Pharmaceuticals	7.7
Real Estate Investment Trusts (REITs)	2.1
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	1.0
Software	2.3
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	3.1
Tobacco	3.1
Trading Companies & Distributors	5.1
Short-Term Investments	0.2
Total	100.1%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Large Cap Growth Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.6% of Net Assets)
4,175	General Dynamics Corp.	$251,836
5,700	Raytheon Co.	291,327
	Total Aerospace & Defense	543,163
	Biotechnology (7.4%)
11,150	Celgene Corp. (1)	716,499
4,950	Genentech, Inc. (1)	410,553
	Total Biotechnology	1,127,052
	Capital Markets (1.5%)
5,700	T. Rowe Price Group, Inc.	225,378
	Chemicals (4.2%)
7,100	Monsanto Co.	631,758
	Commercial Services & Supplies (1.5%)
11,850	Corrections Corp. of America (1)	226,454
	Communications Equipment (6.7%)
21,100	Qualcomm, Inc.	807,286
4,075	Research In Motion, Ltd. (1)	205,502
	Total Communications Equipment	1,012,788
	Computers & Peripherals (4.6%)
6,450	Apple, Inc. (1)	693,956
	Diversified Financial Services (3.2%)
5,600	IntercontinentalExchange, Inc. (1)	479,136
	Energy Equipment & Services (9.7%)
13,400	FMC Technologies, Inc. (1)	468,866
6,150	National Oilwell Varco, Inc. (1)	183,824
2,055	Oceaneering International, Inc. (1)	57,889
4,573	Transocean, Inc. (1)	376,495
23,000	Weatherford International, Ltd. (1)	388,240
	Total Energy Equipment & Services	1,475,314
	Food & Staples Retailing (3.3%)
16,125	CVS Caremark Corp.	494,231
	Health Care Equipment & Supplies (2.8%)
1,100	Alcon, Inc.	96,932
8,500	St. Jude Medical, Inc. (1)	323,255
	Total Health Care Equipment & Supplies	420,187
	Health Care Providers & Services (9.0%)
15,100	Express Scripts, Inc. (1)	915,211
11,650	Medco Health Solutions, Inc. (1)	442,117
	Total Health Care Providers & Services	1,357,328

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Large Cap Growth Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (3.0%)
3,050	Wynn Resorts, Ltd.	$184,220
9,550	Yum! Brands, Inc.	277,046
	Total Hotels, Restaurants & Leisure	461,266
	Household Products (2.8%)
6,550	Procter & Gamble Co. (The)	422,737
	Internet Software & Services (4.8%)
2,025	Google, Inc. (1)	727,704
	IT Services (6.5%)
18,900	Cognizant Technology Solutions Corp. (1)	362,880
2,950	MasterCard, Inc.	436,069
3,350	Visa, Inc.	185,422
	Total IT Services	984,371
	Life Sciences Tools & Services (0.9%)
3,450	Thermo Fisher Scientific, Inc. (1)	140,070
	Machinery (6.0%)
3,385	Danaher Corp.	200,527
6,350	Flowserve Corp.	361,442
7,800	ITT Corp.	347,100
	Total Machinery	909,069
	Multiline Retail (0.7%)
3,065	Kohl's Corp. (1)	107,673
	Oil, Gas & Consumable Fuels (1.6%)
7,100	Peabody Energy Corp.	245,021
	Software (4.4%)
13,200	Activision Blizzard, Inc. (1)	164,472
27,250	Oracle Corp. (1)	498,403
	Total Software	662,875
	Specialty Retail (0.8%)
5,600	Guess?, Inc.	121,912
	Tobacco (3.1%)
10,750	Philip Morris International, Inc.	467,303
	Wireless Telecommunication Services (5.3%)
15,600	American Tower Corp. (1)	504,036
11,830	NII Holdings, Inc. - Class B (1)	304,741
	Total Wireless Telecommunication Services	808,777
	Total Common Stock (Cost: $17,765,069) (97.4%)	14,745,523

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Large Cap Growth Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$709,360	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $725,000, U.S. Treasury Bill, 0.24%, due 01/15/09 valued at $724,638) (Total Amount to be Received Upon Repurchase $709,366)	$709,360
	Total Short-Term Investments (Cost: $709,360) (4.7%)	709,360
	Total Investments (Cost: $18,474,429) (102.1%)	15,454,883
	Liabilities in Excess of Other Assets (– 2.1%)	(316,345)
	Net Assets (100.0%)	$15,138,538

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Large Cap Growth Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	3.6%
Biotechnology	7.4
Capital Markets	1.5
Chemicals	4.2
Commercial Services & Supplies	1.5
Communications Equipment	6.7
Computers & Peripherals	4.6
Diversified Financial Services	3.2
Energy Equipment & Services	9.7
Food & Staples Retailing	3.3
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	9.0
Hotels, Restaurants & Leisure	3.0
Household Products	2.8
IT Services	6.5
Internet Software & Services	4.8
Life Sciences Tools & Services	0.9
Machinery	6.0
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	1.6
Software	4.4
Specialty Retail	0.8
Tobacco	3.1
Wireless Telecommunication Services	5.3
Short-Term Investments	4.7
Total	102.1%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Airlines (0.6% of Net Assets)
8,800	Continental Airlines, Inc. - Class B (1)	$166,496
	Auto Components (0.3%)
12,900	ArvinMeritor, Inc.	76,368
	Biotechnology (2.4%)
111,400	Arena Pharmaceuticals, Inc. (1)	409,952
65,300	Human Genome Sciences, Inc. (1)	210,919
	Total Biotechnology	620,871
	Capital Markets (5.8%)
22,741	Apollo Investment Corp.	299,726
11,700	Cohen & Steers, Inc.	212,589
14,500	Lazard, Ltd.	437,465
14,100	Piper Jaffray Cos., Inc. (1)	556,245
	Total Capital Markets	1,506,025
	Chemicals (2.9%)
58,400	Chemtura Corp.	101,032
11,100	H. B. Fuller Co.	196,137
60,950	PolyOne Corp. (1)	289,513
25,900	Spartech Corp.	164,724
	Total Chemicals	751,406
	Commercial Banks (2.4%)
35,300	Citizens Republic Bancorp, Inc.	104,135
1,300	Marshall & Ilsley Corp.	23,439
18,400	South Financial Group, Inc. (The)	106,904
21,700	TCF Financial Corp.	384,958
	Total Commercial Banks	619,436
	Commercial Services & Supplies (2.9%)
24,200	Allied Waste Industries, Inc. (1)	252,164
44,800	On Assignment, Inc. (1)	291,200
9,200	Tetra Tech, Inc. (1)	202,308
	Total Commercial Services & Supplies	745,672
	Computers & Peripherals (2.9%)
1,300	Avid Technology, Inc. (1)	19,279
70,900	Cray, Inc. (1)	222,626
148,000	Dot Hill Systems Corp. (1)	176,120
25,300	Intevac, Inc. (1)	196,834
18,000	Rackable Systems, Inc. (1)	128,340
	Total Computers & Peripherals	743,199

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Construction & Engineering (0.7%)
1,700	Jacobs Engineering Group, Inc. (1)	$61,931
10,900	Orion Marine Group, Inc. (1)	56,462
3,300	Shaw Group, Inc. (1)	59,037
	Total Construction & Engineering	177,430
	Diversified Consumer Services (0.4%)
4,700	H&R Block, Inc.	92,684
	Diversified Telecommunication Services (1.8%)
154,900	Cincinnati Bell, Inc. (1)	370,211
25,500	FairPoint Communications, Inc.	101,490
	Total Diversified Telecommunication Services	471,701
	Electrical Equipment (2.8%)
120,300	FuelCell Energy, Inc. (1)	575,034
18,400	GrafTech International, Ltd. (1)	149,224
	Total Electrical Equipment	724,258
	Electronic Equipment & Instruments (1.5%)
20,100	Echelon Corp. (1)	163,413
55,231	Flextronics International, Ltd. (1)	230,866
	Total Electronic Equipment & Instruments	394,279
	Energy Equipment & Services (2.7%)
20,900	Hercules Offshore, Inc. (1)	152,361
29,000	Key Energy Services, Inc. (1)	179,800
65,700	Newpark Resources, Inc. (1)	377,775
	Total Energy Equipment & Services	709,936
	Food Products (3.5%)
31,400	Hain Celestial Group, Inc. (The) (1)	729,736
40,107	Tasty Baking Co.	175,669
	Total Food Products	905,405
	Health Care Equipment & Supplies (5.4%)
15,000	Invacare Corp.	272,850
14,100	Synovis Life Technologies, Inc. (1)	246,609
36,400	Thoratec Corp. (1)	896,168
	Total Health Care Equipment & Supplies	1,415,627
	Health Care Providers & Services (4.6%)
23,500	Healthspring, Inc. (1)	388,220
27,100	Kindred Healthcare, Inc. (1)	392,679
16,590	PharMerica Corp. (1)	340,593
7,500	Triple-S Management Corp. - Class B (1)	76,575
	Total Health Care Providers & Services	1,198,067

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Health Care Technology (2.1%)
36,100	Eclipsys Corp. (1)	$536,085
	Hotels, Restaurants & Leisure (3.2%)
36,050	California Pizza Kitchen, Inc. (1)	352,208
47,800	Isle of Capri Casinos, Inc. (1)	243,302
49,000	Luby's, Inc. (1)	237,160
	Total Hotels, Restaurants & Leisure	832,670
	Household Durables (1.7%)
9,800	Centex Corp.	120,050
9,000	KB Home	150,210
7,300	Toll Brothers, Inc. (1)	168,776
	Total Household Durables	439,036
	Independent Power Producers & Energy Traders (1.3%)
90,000	Dynegy, Inc. (1)	327,600
	Insurance (8.9%)
28,700	AmCOMP, Inc. (1)	348,418
12,800	American Financial Group, Inc.	290,944
40,612	Donegal Group, Inc.	665,224
51,947	Hilltop Holdings, Inc. (1)	488,302
33,500	MBIA, Inc.	329,305
29,900	Phoenix Cos., Inc. (The)	193,453
	Total Insurance	2,315,646
	IT Services (0.5%)
88,300	Unisys Corp. (1)	134,216
	Life Sciences Tools & Services (2.9%)
59,400	Albany Molecular Research, Inc. (1)	751,410
	Machinery (5.9%)
11,900	AGCO Corp. (1)	375,088
48,500	Federal Signal Corp.	412,735
19,100	Wabtec Corp.	759,416
	Total Machinery	1,547,239
	Marine (0.7%)
5,500	Kirby Corp. (1)	188,760
	Media (1.4%)
24,000	Interpublic Group of Cos., Inc. (The) (1)	124,560
53,435	Mediacom Communications Corp. (1)	237,251
	Total Media	361,811
	Metals & Mining (0.2%)
2,100	Allegheny Technologies, Inc.	55,734

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Multi-Utilities (3.1%)
28,900	Avista Corp.	$573,954
12,300	NorthWestern Corp.	240,342
	Total Multi-Utilities	814,296
	Multiline Retail (0.6%)
26,900	Saks, Inc. (1)	161,400
	Oil, Gas & Consumable Fuels (0.8%)
5,800	EXCO Resources, Inc. (1)	53,302
8,500	Tesoro Corp.	82,195
1,300	Whiting Petroleum Corp. (1)	67,587
	Total Oil, Gas & Consumable Fuels	203,084
	Paper & Forest Products (2.8%)
34,500	Buckeye Technologies, Inc. (1)	203,205
50,700	Glatfelter Co.	522,717
	Total Paper & Forest Products	725,922
	Pharmaceuticals (3.5%)
13,600	Alpharma, Inc. (1)	425,816
25,500	Mylan, Inc. (1)	218,535
21,300	Viropharma, Inc. (1)	267,102
	Total Pharmaceuticals	911,453
	Real Estate Investment Trusts (REITs) (1.4%)
22,200	Medical Properties Trust, Inc.	163,836
13,700	Redwood Trust, Inc.	208,788
	Total Real Estate Investment Trusts (REITs)	372,624
	Road & Rail (3.5%)
14,800	Con-way, Inc.	503,792
27,900	USA Truck, Inc. (1)	412,083
	Total Road & Rail	915,875
	Semiconductors & Semiconductor Equipment (5.5%)
55,324	Brooks Automation, Inc. (1)	378,969
32,900	Fairchild Semiconductor International, Inc. (1)	186,872
120,900	Lattice Semiconductor Corp. (1)	227,292
139,800	Mattson Technology, Inc. (1)	366,276
16,800	Novellus Systems, Inc. (1)	265,440
	Total Semiconductors & Semiconductor Equipment	1,424,849
	Software (3.2%)
111,600	Novell, Inc. (1)	520,056
9,900	Take-Two Interactive Software, Inc.	117,414
25,400	THQ, Inc. (1)	189,230
	Total Software	826,700

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Specialty Retail (2.0%)
161,800	Blockbuster, Inc. (1)	$245,936
28,900	Talbots, Inc. (The)	283,509
	Total Specialty Retail	529,445
	Thrifts & Mortgage Finance (2.7%)
62,000	Bank Mutual Corp.	714,860
	Total Common Stock (Cost: $31,786,720) (101.5%)	26,409,575
	Warrants
	Internet Software & Services (0.0%)
485	Lantronix, Inc., Strike Price $4.68, expire 02/09/11	—
	Total Warrants (Cost: $0) (0.0%)	—
	Total Investments (Cost: $31,786,720) (101.5%)	26,409,575
	Liabilities in Excess of Other Assets (– 1.5%)	(379,803)
	Net Assets (100.0%)	$26,029,772

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Airlines	0.6%
Auto Components	0.3
Biotechnology	2.4
Capital Markets	5.8
Chemicals	2.9
Commercial Banks	2.4
Commercial Services & Supplies	2.9
Computers & Peripherals	2.9
Construction & Engineering	0.7
Diversified Consumer Services	0.4
Diversified Telecommunication Services	1.8
Electrical Equipment	2.8
Electronic Equipment & Instruments	1.5
Energy Equipment & Services	2.7
Food Products	3.5
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	4.6
Health Care Technology	2.1
Hotels, Restaurants & Leisure	3.2
Household Durables	1.7
IT Services	0.5
Independent Power Producers & Energy Traders	1.3
Insurance	8.9
Life Sciences Tools & Services	2.9
Machinery	5.9
Marine	0.7
Media	1.4
Metals & Mining	0.2
Multi-Utilities	3.1
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	0.8
Paper & Forest Products	2.8
Pharmaceuticals	3.5
Real Estate Investment Trusts (REITs)	1.4
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	5.5
Software	3.2
Specialty Retail	2.0
Thrifts & Mortgage Finance	2.7
Total	101.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Select Equities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Air Freight & Logistics (6.7% of Net Assets)
619,452	C.H. Robinson Worldwide, Inc.	$32,075,224
478,806	Expeditors International of Washington, Inc.	15,633,016
	Total Air Freight & Logistics	47,708,240
	Biotechnology (20.2%)
325,699	Cephalon, Inc. (1)	23,359,132
447,538	Genentech, Inc. (1)	37,118,802
643,255	Genzyme Corp. (1)	46,880,424
808,700	Gilead Sciences, Inc. (1)	37,078,895
	Total Biotechnology	144,437,253
	Chemicals (4.2%)
340,690	Monsanto Co.	30,314,596
	Communications Equipment (6.4%)
880,196	Qualcomm, Inc.	33,676,299
238,600	Research In Motion, Ltd. (1)	12,032,598
	Total Communications Equipment	45,708,897
	Computers & Peripherals (3.1%)
205,400	Apple, Inc. (1)	22,098,986
	Diversified Financial Services (3.5%)
295,000	IntercontinentalExchange, Inc. (1)	25,240,200
	Energy Equipment & Services (5.2%)
428,800	Oceaneering International, Inc. (1)	12,079,296
489,266	Schlumberger, Ltd.	25,270,589
	Total Energy Equipment & Services	37,349,885
	Food & Staples Retailing (3.3%)
407,849	Costco Wholesale Corp.	23,251,472
	Health Care Equipment & Supplies (6.2%)
107,995	Intuitive Surgical, Inc. (1)	18,660,456
567,485	Varian Medical Systems, Inc. (1)	25,826,242
	Total Health Care Equipment & Supplies	44,486,698
	Health Care Technology (3.2%)
621,301	Cerner Corp. (1)	23,131,036
	Hotels, Restaurants & Leisure (3.1%)
769,668	Yum! Brands, Inc.	22,328,069
	Household Products (5.3%)
590,030	Procter & Gamble Co. (The)	38,080,536

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Select Equities Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Insurance (6.1%)
306	Berkshire Hathaway, Inc. (1)	$35,339,940
555,195	Progressive Corp. (The)	7,922,633
	Total Insurance	43,262,573
	Internet & Catalog Retail (4.3%)
534,295	Amazon.com, Inc. (1)	30,583,046
	Internet Software & Services (8.3%)
686,649	Akamai Technologies, Inc. (1)	9,874,013
108,455	Google, Inc. (1)	38,974,389
512,277	VeriSign, Inc. (1)	10,860,272
	Total Internet Software & Services	59,708,674
	IT Services (5.2%)
681,900	Cognizant Technology Solutions Corp. (1)	13,092,480
440,100	Visa, Inc.	24,359,535
	Total IT Services	37,452,015
	Semiconductors & Semiconductor Equipment (0.7%)
690,500	Marvell Technology Group, Ltd. (1)	4,805,880
	Software (2.4%)
556,192	Salesforce.com, Inc. (1)	17,219,704
	Total Common Stock (Cost: $723,536,949) (97.4%)	697,167,760
Principal Amount	Short-Term Investments
$20,816,345	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $21,245,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $21,234,378) (Total Amount to be Received Upon Repurchase $20,816,518)	20,816,345
	Total Short-Term Investments (Cost: $20,816,345) (2.9%)	20,816,345
	Total Investments (Cost: $744,353,294) (100.3%)	717,984,105
	Liabilities in Excess of Other Assets (– 0.3%)	(2,351,359)
	Net Assets (100.0%)	$715,632,746

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Select Equities Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Air Freight & Logistics	6.7%
Biotechnology	20.2
Chemicals	4.2
Communications Equipment	6.4
Computers & Peripherals	3.1
Diversified Financial Services	3.5
Energy Equipment & Services	5.2
Food & Staples Retailing	3.3
Health Care Equipment & Supplies	6.2
Health Care Technology	3.2
Hotels, Restaurants & Leisure	3.1
Household Products	5.3
IT Services	5.2
Insurance	6.1
Internet & Catalog Retail	4.3
Internet Software & Services	8.3
Semiconductors & Semiconductor Equipment	0.7
Software	2.4
Short-Term Investments	2.9
Total	100.3%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Small Cap Growth Fund

Schedule of Investments	October 31, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (0.0% of Net Assets)
1,000	Spirit AeroSystems Holdings, Inc. (1)	$16,130
	Beverages (3.0%)
115,700	Hansen Natural Corp. (1)	2,929,524
	Biotechnology (8.5%)
163,700	Arena Pharmaceuticals, Inc. (1)	602,416
40,917	Cougar Biotechnology, Inc. (1)	1,039,292
295,710	CV Therapeutics, Inc. (1)	2,758,974
56,700	InterMune, Inc. (1)	835,191
77,000	Isis Pharmaceuticals, Inc. (1)	1,082,620
90,600	Orexigen Therapeutics, Inc. (1)	430,350
32,200	Savient Pharmaceuticals, Inc. (1)	153,272
53,800	Vertex Pharmaceuticals, Inc. (1)	1,410,098
	Total Biotechnology	8,312,213
	Capital Markets (1.7%)
91,500	SEI Investments Co.	1,617,720
	Commercial Services & Supplies (5.6%)
41,411	Clean Harbors, Inc. (1)	2,715,319
20,000	Huron Consulting Group, Inc. (1)	1,087,400
94,360	Resources Connection, Inc. (1)	1,636,203
	Total Commercial Services & Supplies	5,438,922
	Communications Equipment (2.1%)
261,734	Infinera Corp. (1)	2,036,291
	Construction & Engineering (3.0%)
33,811	Northwest Pipe Co. (1)	971,390
101,800	Quanta Services, Inc. (1)	2,011,568
	Total Construction & Engineering	2,982,958
	Distributors (1.8%)
157,700	LKQ Corp. (1)	1,804,088
	Diversified Consumer Services (2.8%)
98,582	K12, Inc. (1)	2,711,005
	Diversified Financial Services (2.4%)
136,209	MSCI, Inc. (1)	2,348,243
	Electrical Equipment (1.3%)
35,836	Energy Conversion Devices, Inc. (1)	1,223,441
	Electronic Equipment, Instruments & Components (2.0%)
40,600	Itron, Inc. (1)	1,968,288
	Energy Equipment & Services (3.3%)
25,100	Core Laboratories N.V.	1,849,870
50,600	Oceaneering International, Inc. (1)	1,425,402
	Total Energy Equipment & Services	3,275,272

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Small Cap Growth Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (7.4%)
359,086	Dexcom, Inc. (1)	$1,623,069
1,246	Hansen Medical, Inc. (1)	11,600
226,524	MAKO Surgical Corp. (1)(2)	1,685,339
143,400	RTI Biologics, Inc. (1)	437,370
2,103,500	Sirius XM Radio, Inc. (1)	710,983
110,500	Thoratec Corp. (1)	2,720,510
	Total Health Care Equipment & Supplies	7,188,871
	Health Care Providers & Services (7.2%)
94,900	Catalyst Health Solutions, Inc. (1)	1,600,963
122,200	HMS Holdings Corp. (1)	3,026,894
71,900	Psychiatric Solutions, Inc. (1)	2,393,551
	Total Health Care Providers & Services	7,021,408
	Hotels, Restaurants & Leisure (3.3%)
75,400	Ctrip.com International, Ltd. (ADR)	2,305,732
88,879	Home Inns & Hotels Management, Inc. (ADR) (1)	888,790
	Total Hotels, Restaurants & Leisure	3,194,522
	Insurance (4.8%)
293,915	First Mercury Financial Corp. (1)	3,171,343
73,200	Tower Group, Inc.	1,539,396
	Total Insurance	4,710,739
	Internet Software & Services (4.6%)
189,935	Mercadolibre, Inc. (1)	2,596,411
1,000	Omniture, Inc. (1)	11,500
59,485	SINA Corp. (1)	1,927,314
	Total Internet Software & Services	4,535,225
	Leisure Equipment & Products (1.8%)
263,504	Leapfrog Enterprises, Inc. (1)	1,778,652
	Life Sciences Tools & Services (3.2%)
44,500	Medivation, Inc. (1)	835,265
240,733	WuXi PharmaTech (Cayman), Inc. (ADR) (1)	2,253,261
	Total Life Sciences Tools & Services	3,088,526
	Machinery (0.0%)
1,300	Energy Recovery, Inc. (1)	7,540
	Oil, Gas & Consumable Fuels (10.0%)
65,100	Arena Resources, Inc. (1)	1,984,248
70,300	Plains Exploration & Production Co. (1)	1,982,460
174,270	Quicksilver Resources, Inc. (1)	1,824,607
67,889	Swift Energy Co. (1)	2,177,879
33,880	Whiting Petroleum Corp. (1)	1,761,421
	Total Oil, Gas & Consumable Fuels	9,730,615

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Small Cap Growth Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Pharmaceuticals (3.6%)
88,300	Cypress Bioscience, Inc. (1)	$480,352
80,129	MAP Pharmaceuticals, Inc. (1)(2)	333,337
316,400	Mylan, Inc. (1)	2,711,548
	Total Pharmaceuticals	3,525,237
	Software (10.2%)
73,500	ANSYS, Inc. (1)	2,104,305
258,239	ArcSight, Inc. (1)	1,526,192
266,900	Nuance Communications, Inc. (1)	2,442,135
167,300	Take-Two Interactive Software, Inc.	1,984,178
266,200	VanceInfo Technologies, Inc. (ADR) (1)	1,956,570
	Total Software	10,013,380
	Specialty Retail (2.1%)
104,800	PetSmart, Inc.	2,063,512
	Textiles, Apparel & Luxury Goods (0.0%)
400	Under Armour, Inc. (1)	10,400
	Wireless Telecommunication Services (3.5%)
398,572	Clearwire Corp. (1)	3,455,619
	Total Common Stock (Cost: $139,098,689) (99.2%)	96,988,341
	Short-Term Investments
	Money Market Investments (0.6%)
635,616	State Street Navigator Securities Lending Trust, 2.71% (3)	635,616
Principal Amount
	Other Short-Term Investments (0.1%)
$56,837	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $60,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $59,970) (Total Amount to be Received Upon Repurchase $56,838)	56,837
	Total Short-Term Investments (Cost: $692,453) (0.7%)	692,453
	Total Investments (Cost: $139,791,142) (99.9%)	97,680,794
	Excess of Other Assets over Liabilities (0.1%)	89,404
	Net Assets (100.0%)	$97,770,198

Notes to the Schedule of Investments:

ADR  -    American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  (1)  Non-income producing security.

  (2)  Security partially or fully lent (Note 3).

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Small Cap Growth Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	0.0%
Beverages	3.0
Biotechnology	8.5
Capital Markets	1.7
Commercial Services & Supplies	5.6
Communications Equipment	2.1
Construction & Engineering	3.0
Distributors	1.8
Diversified Consumer Services	2.8
Diversified Financial Services	2.4
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	2.0
Energy Equipment & Services	3.3
Health Care Equipment & Supplies	7.4
Health Care Providers & Services	7.2
Hotels, Restaurants & Leisure	3.3
Insurance	4.8
Internet Software & Services	4.6
Leisure Equipment & Products	1.8
Life Sciences Tools & Services	3.2
Machinery	0.0
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	3.6
Software	10.2
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	0.0
Wireless Telecommunication Services	3.5
Short-Term Investments	0.7
Total	99.9%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Spectrum Fund

Schedule of Investments	October 31, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.2% of Net Assets)
4,640	Boeing Co. (The)	$242,533
3,370	General Dynamics Corp.	203,278
3,800	Lockheed Martin Corp.	323,190
1,700	Precision Castparts Corp.	110,177
	Total Aerospace & Defense	879,178
	Auto Components (0.9%)
16,700	Goodyear Tire & Rubber Co. (1)	148,964
	Biotechnology (6.0%)
10,255	Amgen, Inc. (1)	614,172
5,500	Cephalon, Inc. (1)	394,460
	Total Biotechnology	1,008,632
	Capital Markets (4.5%)
800	BlackRock, Inc.	105,072
5,505	Franklin Resources, Inc.	374,340
18,400	Invesco, Ltd.	274,344
	Total Capital Markets	753,756
	Chemicals (1.5%)
1,500	Monsanto Co.	133,470
1,900	Praxair, Inc.	123,785
	Total Chemicals	257,255
	Communications Equipment (4.9%)
16,300	Cisco Systems, Inc. (1)	289,651
9,000	Nokia Oyj (SP ADR)	136,620
10,620	Qualcomm, Inc.	406,321
	Total Communications Equipment	832,592
	Computers & Peripherals (3.6%)
2,300	Apple, Inc. (1)	247,457
13,900	Lexmark International, Inc. (1)	359,037
	Total Computers & Peripherals	606,494
	Construction & Engineering (2.5%)
8,300	Chicago Bridge & Iron Co. N.V.	102,837
3,600	Foster Wheeler, Ltd. (1)	98,640
11,600	Quanta Services, Inc. (1)	229,216
	Total Construction & Engineering	430,693
	Diversified Financial Services (4.4%)
4,550	IntercontinentalExchange, Inc. (1)	389,298
8,700	JPMorgan Chase & Co.	358,875
	Total Diversified Financial Services	748,173

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Spectrum Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (3.6%)
8,900	AT&T, Inc.	$238,253
12,315	Verizon Communications, Inc.	365,386
	Total Diversified Telecommunication Services	603,639
	Electric Utilities (3.6%)
7,600	Exelon Corp.	412,224
5,975	Southern Co. (The)	205,181
	Total Electric Utilities	617,405
	Energy Equipment & Services (3.9%)
1,700	Core Laboratories N.V.	125,290
5,500	FMC Technologies, Inc. (1)	192,445
2,147	Transocean, Inc. (1)	176,763
9,700	Weatherford International, Ltd. (1)	163,736
	Total Energy Equipment & Services	658,234
	Food & Staples Retailing (4.0%)
10,600	CVS Caremark Corp.	324,890
13,200	Sysco Corp.	345,840
	Total Food & Staples Retailing	670,730
	Food Products (2.3%)
7,700	Kellogg Co.	388,234
	Health Care Equipment & Supplies (2.4%)
44,700	Boston Scientific Corp. (1)	403,641
	Health Care Providers & Services (2.0%)
4,875	Cardinal Health, Inc.	186,225
6,200	UnitedHealth Group, Inc.	147,126
	Total Health Care Providers & Services	333,351
	Health Care Technology (1.7%)
7,700	Cerner Corp. (1)	286,671
	Hotels, Restaurants & Leisure (1.2%)
7,000	Yum! Brands, Inc.	203,070
	Household Products (2.5%)
6,675	Procter & Gamble Co. (The)	430,805
	Insurance (6.5%)
8,100	ACE, Ltd.	464,616
7,100	AFLAC, Inc.	314,388
3,400	Arch Capital Group, Ltd. (1)	237,150
3,600	Assurant, Inc.	91,728
	Total Insurance	1,107,882

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Spectrum Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Internet Software & Services (2.3%)
1,100	Google, Inc. (1)	$395,296
	Machinery (2.2%)
4,300	Deere & Co.	165,808
3,400	Flowserve Corp.	193,528
1,096	John Bean Technologies Corp.	9,184
	Total Machinery	368,520
	Media (3.8%)
19,405	Comcast Corp.	299,225
19,900	Time Warner, Inc.	200,791
7,000	Viacom, Inc. - Class B (1)	141,540
	Total Media	641,556
	Metals & Mining (1.0%)
2,500	Freeport-McMoRan Copper & Gold, Inc.	72,750
9,800	Kinross Gold Corp.	102,214
	Total Metals & Mining	174,964
	Multiline Retail (1.0%)
13,500	Macy's, Inc.	165,915
	Oil, Gas & Consumable Fuels (8.2%)
6,200	Chevron Corp.	462,520
9,600	ConocoPhillips	499,392
3,800	Exxon Mobil Corp.	281,656
4,000	Peabody Energy Corp.	138,040
	Total Oil, Gas & Consumable Fuels	1,381,608
	Pharmaceuticals (2.5%)
6,350	Allergan, Inc.	251,905
5,500	Merck & Co., Inc.	170,225
	Total Pharmaceuticals	422,130
	Semiconductors & Semiconductor Equipment (2.1%)
14,000	Applied Materials, Inc.	180,740
9,200	Texas Instruments, Inc.	179,952
	Total Semiconductors & Semiconductor Equipment	360,692
	Software (3.4%)
9,120	Microsoft Corp.	203,650
20,800	Oracle Corp. (1)	380,432
	Total Software	584,082
	Specialty Retail (0.5%)
11,100	OfficeMax, Inc.	89,355

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Spectrum Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Tobacco (4.4%)
20,755	Altria Group, Inc.	$398,288
7,855	Philip Morris International, Inc.	341,457
	Total Tobacco	739,745
	Total Common Stock (Cost: $21,186,167) (98.6%)	16,693,262
	Total Investments (Cost: $21,186,167) (98.6%)	16,693,262
	Excess of Other Assets over Liabilities (1.4%)	243,806
	Net Assets (100.0%)	$16,937,068

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Spectrum Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	5.2%
Auto Components	0.9
Biotechnology	6.0
Capital Markets	4.5
Chemicals	1.5
Communications Equipment	4.9
Computers & Peripherals	3.6
Construction & Engineering	2.5
Diversified Financial Services	4.4
Diversified Telecommunication Services	3.6
Electric Utilities	3.6
Energy Equipment & Services	3.9
Food & Staples Retailing	4.0
Food Products	2.3
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.0
Health Care Technology	1.7
Hotels, Restaurants & Leisure	1.2
Household Products	2.5
Insurance	6.5
Internet Software & Services	2.3
Machinery	2.2
Media	3.8
Metals & Mining	1.0
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	2.5
Semiconductors & Semiconductor Equipment	2.1
Software	3.4
Specialty Retail	0.5
Tobacco	4.4
Total	98.6%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Value Opportunities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (6.7% of Net Assets)
67,835	Alliant Techsystems, Inc. (1)	$5,599,101
475,160	Hexcel Corp. (1)	6,272,112
132,300	Rockwell Collins, Inc.	4,925,529
	Total Aerospace & Defense	16,796,742
	Auto Components (1.4%)
191,128	WABCO Holdings, Inc.	3,511,021
	Capital Markets (6.7%)
189,825	Federated Investors, Inc. - Class B	4,593,765
341,535	Invesco, Ltd.	5,092,287
489,033	Knight Capital Group, Inc. (1)	7,071,417
	Total Capital Markets	16,757,469
	Chemicals (3.5%)
129,030	Cytec Industries, Inc.	3,654,130
164,440	International Flavors & Fragrances, Inc.	5,242,347
	Total Chemicals	8,896,477
	Commercial Banks (4.5%)
378,400	Fifth Third Bancorp	4,105,640
294,830	First Horizon National Corp.	3,511,426
367,770	Synovus Financial Corp.	3,799,064
	Total Commercial Banks	11,416,130
	Containers & Packaging (2.3%)
249,600	Pactiv Corp. (1)	5,880,576
	Diversified Financial Services (1.4%)
140,600	Moody's Corp.	3,599,360
	Electric Utilities (1.1%)
103,140	Hawaiian Electric Industries, Inc.	2,745,587
	Electronic Equipment, Instruments and Components (2.0%)
116,300	Agilent Technologies, Inc. (1)	2,580,697
146,800	Avnet, Inc. (1)	2,457,432
	Total Electronic Equipment, Instruments and Components	5,038,129
	Energy Equipment & Services (2.9%)
145,600	Cameron International Corp. (1)	3,532,256
228,600	Weatherford International, Ltd. (1)	3,858,768
	Total Energy Equipment & Services	7,391,024
	Food Products (1.9%)
551,510	Tyson Foods, Inc.	4,820,197

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Value Opportunities Fund

October 31, 2008

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (3.3%)
68,200	Beckman Coulter, Inc.	$3,404,544
92,305	Edwards Lifesciences Corp. (1)	4,877,396
	Total Health Care Equipment & Supplies	8,281,940
	Health Care Providers & Services (2.0%)
130,328	Pediatrix Medical Group, Inc. (1)	5,037,177
	Health Care Technology (2.3%)
157,500	Cerner Corp. (1)	5,863,725
	Hotels, Restaurants & Leisure (1.7%)
208,800	Burger King Holdings, Inc.	4,150,944
	Household Durables (3.6%)
238,680	Lennar Corp.	1,847,383
103,385	Snap-on, Inc.	3,820,076
141,000	Toll Brothers, Inc. (1)	3,259,920
	Total Household Durables	8,927,379
	Industrial Conglomerates (2.4%)
115,996	Teleflex, Inc.	6,146,628
	Insurance (8.8%)
113,461	Arch Capital Group, Ltd. (1)	7,913,905
140,870	Assurant, Inc.	3,589,367
55,300	PartnerRe, Ltd.	3,743,257
259,187	Willis Group Holdings, Ltd.	6,801,067
	Total Insurance	22,047,596
	Life Sciences Tools & Services (4.2%)
134,160	Thermo Fisher Scientific, Inc. (1)	5,446,896
135,478	Varian, Inc. (1)	4,992,364
	Total Life Sciences Tools & Services	10,439,260
	Machinery (4.5%)
151,850	Dover Corp.	4,824,275
103,497	Joy Global, Inc.	2,999,343
89,310	SPX Corp.	3,459,869
	Total Machinery	11,283,487
	Metals & Mining (1.6%)
369,800	Commercial Metals Co.	4,104,780
	Multi-Utilities (3.4%)
79,875	Consolidated Edison, Inc.	3,460,185
116,545	Wisconsin Energy Corp.	5,069,708
	Total Multi-Utilities	8,529,893
	Multiline Retail (1.6%)
334,380	Macy's, Inc.	4,109,530

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Value Opportunities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (2.9%)
80,800	Consol Energy, Inc.	$2,536,312
92,280	Murphy Oil Corp.	4,673,059
	Total Oil, Gas & Consumable Fuels	7,209,371
	Semiconductors & Semiconductor Equipment (7.4%)
185,850	Analog Devices, Inc.	3,969,756
283,100	Broadcom Corp. (1)	4,835,348
346,845	Maxim Integrated Products, Inc.	4,717,092
352,153	Verigy, Ltd. (1)	5,106,219
	Total Semiconductors & Semiconductor Equipment	18,628,415
	Software (1.6%)
553,191	THQ, Inc. (1)	4,121,273
	Specialty Retail (1.9%)
225,200	American Eagle Outfitters, Inc.	2,504,224
181,430	Gap, Inc. (The)	2,347,704
	Total Specialty Retail	4,851,928
	Thrifts & Mortgage Finance (8.1%)
296,191	Hudson City Bancorp, Inc.	5,571,353
392,626	New York Community Bancorp, Inc.	6,148,523
498,048	People's United Financial, Inc.	8,715,840
	Total Thrifts & Mortgage Finance	20,435,716
	Total Common Stock (Cost: $271,565,633) (95.7%)	241,021,754
Principal Amount	Short-Term Investments
$13,344,355	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $13,625,000, U.S. Treasury Bill, 0.61%, due 12/18/08, valued at $13,614,100) (Total Amount to be Received Upon Repurchase $13,344,466)	13,344,355
	Total Short-Term Investments (Cost: $13,344,355) (5.3%)	13,344,355
	Total Investments (Cost: $284,909,988) (101.0%)	254,366,109
	Liabilities in Excess of Other Assets (– 1.0%)	(2,452,217)
	Net Assets (100.0%)	$251,913,892

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Value Opportunities Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	6.7%
Auto Components	1.4
Capital Markets	6.7
Chemicals	3.5
Commercial Banks	4.5
Containers & Packaging	2.3
Diversified Financial Services	1.4
Electric Utilities	1.1
Electronic Equipment & Instruments	2.0
Energy Equipment & Services	2.9
Food Products	1.9
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.0
Health Care Technology	2.3
Hotels, Restaurants & Leisure	1.7
Household Durables	3.6
Industrial Conglomerates	2.4
Insurance	8.8
Life Sciences Tools & Services	4.2
Machinery	4.5
Metals & Mining	1.6
Multi-Utilities	3.4
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	2.9
Semiconductors & Semiconductor Equipment	7.4
Software	1.6
Specialty Retail	1.9
Thrifts & Mortgage Finance	8.1
Short-Term Investments	5.3
Total	101.0%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Conservative LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (45.4% of Net Assets )
51,402	TCW Core Fixed Income Fund - I Class (1)	$480,611
	Diversified Money Market Funds (23.9% )
253,641	TCW Money Market Fund - I Class, 2.28% (1)	253,641
	Non-Diversified U.S. Equity Funds (32.0% )
42,511	TCW Spectrum Fund - I Class (1)	338,814
	Total Investment Companies (Cost: $1,153,760) (101.3%)	1,073,066
	Total Investments (Cost: $1,153,760) (101.3%)	1,073,066
	Liabilities in Excess of Other Assets (– 1.3%)	(13,829)
	Net Assets (100.0%)	$1,059,237

Notes to the Schedule of Investments:

(1)  Affiliated Issuer.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Conservative LifePlan Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Diversified Fixed Income Funds	45.4%
Diversified Money Market Funds	23.9
Non-Diversified U.S. Equity Funds	32.0
Total	101.3%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Moderate LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (35.8% of Net Assets )
20,182	TCW Core Fixed Income Fund - I Class (1)	$188,706
6,991	TCW High Yield Bond Fund - I Class (1)	31,878
	Total Diversified Fixed Income Funds	220,584
	Diversified U.S. Equity Funds (26.1% )
16,436	TCW Diversified Value Fund - I Class (1)	161,073
	Exchange-Traded Funds (14.7% )
915	Claymore S&P Global Water Index Fund	14,365
700	iShares S&P Global Healthcare Sector Index Fund	31,374
835	PowerShares WilderHill Clean Energy Portfolio (2)	8,250
900	SPDR FTSE/Macquarie Global Infrastructure 100	36,657
	Total Exchange-Traded Funds	90,646
	Non-Diversified U.S. Equity Funds (25.9% )
2,965	TCW Growth Equities Fund - I Class (1)	25,882
6,054	TCW Large Cap Growth Fund - I Class (1)(2)	89,773
3,398	TCW Value Opportunities Fund - I Class (1)	43,831
	Total Non-Diversified U.S. Equity Funds	159,486
	Total Investment Companies (Cost: $871,600) (102.5%)	631,789
	Total Investments (Cost: $871,600) (102.5%)	631,789
	Liabilities in Excess of Other Assets (– 2.5%)	(15,533)
	Net Assets (100.0%)	$616,256

Notes to the Schedule of Investments:

(1)  Affiliated Issuer.

(2)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Moderate LifePlan Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Diversified Fixed Income Funds	35.8%
Diversified U.S. Equity Funds	26.1
Exchange-Traded Funds	14.7
Non-Diversified U.S. Equity Funds	25.9
Total	102.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Aggressive LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (14.7% of Net Assets )
4,109	TCW Diversified Value Fund - I Class (1)	$40,265
	Diversified U.S. Fixed Income Funds (27.5% )
8,068	TCW Core Fixed Income Fund - I Class (1)	75,433
	Non-Diversified International Equity Funds (12.2% )
4,701	TCW International Equities Fund - I Class (1)	33,427
	Non-Diversified International Fixed Income Funds (5.6% )
2,812	TCW Emerging Markets Income Fund - I Class (1)	15,215
	Non-Diversified U.S. Equity Funds (22.3% )
718	TCW Growth Equities Fund - I Class (1)	6,267
3,235	TCW Large Cap Growth Fund - I Class (1)(2)	47,973
543	TCW Value Opportunities Fund - I Class (1)	7,003
	Total Non-Diversified U.S. Equity Funds	61,243
	Exchange-Traded Funds (22.4% )
1,140	Claymore S&P Global Water Index Fund	17,898
300	iShares S&P Global Healthcare Sector Index Fund	13,446
740	SPDR FTSE/Macquarie Global Infrastructure 100	30,140
	Total Exchange-Traded Funds	61,484
	Total Investment Companies (Cost: $403,710) (104.7%)	287,067
	Total Investments (Cost: $403,710) (104.7%)	287,067
	Liabilities in Excess of Other Assets (– 4.7%)	(13,017)
	Net Assets (100.0%)	$274,050

Notes to the Schedule of Investments:

(1)  Affiliated Issuer.

(2)  Non-income producing security.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Aggressive LifePlan Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Diversified U.S. Equity Funds	14.7%
Diversified U.S. Fixed Income Funds	27.5
Exchange-Traded Funds	22.4
Non-Diversified International Equity Funds	12.2
Non-Diversified International Fixed Income Funds	5.6
Non-Diversified U.S. Equity Funds	22.3
Total	104.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2008

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund		TCW Focused Equities Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)	$7,383	$465,668 (2)	$754,626	(2)	$70,164
Receivable for Securities Sold	4	381	1,901		1,766
Receivable for Fund Shares Sold	—	4,832	1,271		3
Interest and Dividends Receivable	37	876	1,787		81
Total Assets	7,424	471,757	759,585		72,014
LIABILITIES
Payable for Securities Purchased	8	961	791		1,591
Payable for Fund Shares Redeemed	—	501	2,886		58
Payable Upon Return of Securities Loaned	—	2,174	790		—
Disbursements in Excess of Available Cash	—	—	926		—
Accrued Directors' Fees and Expenses	8	8	8		12
Accrued Compliance Expenses	— (3)	3	4		— (3)
Accrued Management Fees	5	288	514		45
Accrued Distribution Fees	2	26	153		7
Other Accrued Expenses	36	599	957		111
Total Liabilities	59	4,560	7,029		1,824
NET ASSETS	$7,365	$467,197	$752,556		$70,190
NET ASSETS CONSIST OF:
Paid-in capital	$9,644	$747,312	$1,206,800		$93,846
Accumulated Net Realized Loss on Investments and Foreign Currency	(487)	(120,831)	(166,053)		(6,927)
Unrealized Depreciation of Investments	(1,817)	(168,027)	(289,880)		(16,927)
Undistributed Net Investment Income	25	8,743	1,689		198
NET ASSETS	$7,365	$467,197	$752,556		$70,190
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$25	$348,859	$67,197		$38,480
N Class Share	$7,340	$118,338	$685,359		$31,710
K Class Share			$—	(3)
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	3,186	35,611,780	8,729,019		4,001,949
N Class Share	960,419	12,133,989	88,771,040		3,311,204
K Class Share			9
NET ASSET VALUE PER SHARE: (5)
I Class Share	$7.69	$9.80	$7.70		$9.62
N Class Share	$7.64	$9.75	$7.72		$9.58
K Class Share			$8.19

(1)  The identified cost for the TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Focused Equities Fund at October 31, 2008 was $9,200, $633,695, $1,044,506 and $87,091, respectively.

(2)  The market value of securities lent for the TCW Diversified Value Fund and the TCW Dividend Focused Fund at October 31, 2008 was $2,118 and $763, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares, with a par value of $0.001 per share, for the TCW Balanced Fund, the TCW Diversified Value Fund and the TCW Focused Equities Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Dividend Focused Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2008

	TCW Growth Fund		TCW Growth Equities Fund	TCW International Equities Fund	TCW Large Cap Growth Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)	$671		$28,820	$24,247	$15,455
Receivable for Securities Sold	3		158	—	20
Receivable for Fund Shares Sold	—		55	14	2
Interest and Dividends Receivable	—	(2)	11	84	9
Foreign Tax Reclaims Receivable	—		—	24	—
Receivable from Investment Advisor	23		—	—	—
Total Assets	697		29,044	24,369	15,486
LIABILITIES
Payable for Securities Purchased	5		—	—	269
Payable for Fund Shares Redeemed	—		7	2	4
Accrued Directors' Fees and Expenses	8		8	8	8
Accrued Compliance Expenses	—		— (2)	— (2)	— (2)
Accrued Management Fees	—		21	14	7
Accrued Distribution Fees	—	(2)	1	—	1
Other Accrued Expenses	37		85	112	58
Total Liabilities	50		122	136	347
NET ASSETS	$647		$28,922	$24,233	$15,139
NET ASSETS CONSIST OF:
Paid-in capital	$993		$62,518	$46,533	$21,667
Accumulated Net Realized Loss on Investments and Foreign Currency	(97)		(27,251)	(7,306)	(3,509)
Unrealized Depreciation of Investments and Foreign Currency	(249)		(6,346)	(15,548)	(3,019)
Undistributed Net Investment Income	—		1	554	—
NET ASSETS	$647		$28,922	$24,233	$15,139
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$324		$23,706	$23,462	$12,826
N Class Share	$323		$5,216	$771	$2,313
CAPITAL SHARES OUTSTANDING: (3)
I Class Share	25,000		2,714,667	3,301,894	863,837
N Class Share	25,000		598,917	108,896	156,250
NET ASSET VALUE PER SHARE: (4)
I Class Share	$12.94		$8.73	$7.11	$14.85
N Class Share	$12.94		$8.71	$7.08	$14.80

(1)  The identified cost for the TCW Growth Fund, the TCW Growth Equities Fund, the TCW International Equities Fund and the TCW Large Cap Growth Fund at October 31, 2008 was $920, $35,166, $39,797 and $18,474, respectively.

(2)  Amount rounds to less than $1 (in thousands).

(3)  The number of authorized shares, with a par value of $0.001 per share, for the TCW Growth Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares, the TCW International Equities Fund and the TCW Large Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2008

	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund		TCW Spectrum Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)	$26,410	$717,984	$97,681	(2)	$16,693
Receivable for Securities Sold	60	—	1,260		976
Receivable for Fund Shares Sold	48	451	379		1
Interest and Dividends Receivable	23	450	42		27
Total Assets	26,541	718,885	99,362		17,697
LIABILITIES
Payable for Securities Purchased	23	—	654		—
Payable for Fund Shares Redeemed	315	1,438	88		—
Payable Upon Return of Securities Loaned	—	—	636		—
Disbursements in Excess of Available Cash	8	—	—		690
Accrued Directors' Fees and Expenses	8	8	8		8
Accrued Compliance Expenses	1	7	—	(3)	— (3)
Accrued Management Fees	8	488	86		8
Accrued Distribution Fees	6	38	4		1
Other Accrued Expenses	142	1,273	116		53
Total Liabilities	511	3,252	1,592		760
NET ASSETS	$26,030	$715,633	$97,770		$16,937
NET ASSETS CONSIST OF:
Paid-in capital	$42,292	$627,348	$242,954		$25,041
Accumulated Net Realized Gain (Loss) on Investments	(10,885)	114,506	(103,074)		(3,767)
Unrealized Depreciation of Investments	(5,377)	(26,369)	(42,110)		(4,493)
Undistributed Net Investment Income	—	148	—		156
NET ASSETS	$26,030	$715,633	$97,770		$16,937
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$4,228	$537,402	$78,136		$13,276
N Class Share	$21,134	$177,885	$19,634		$3,661
K Class Share	$668	$346
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	523,623	41,470,137	5,130,080		1,666,741
N Class Share	2,666,951	14,175,220	1,330,854		461,066
K Class Share	84,058	27,669
NET ASSET VALUE PER SHARE: (5)
I Class Share	$8.07	$12.96	$15.23		$7.97
N Class Share	$7.92	$12.55	$14.75		$7.94
K Class Share	$7.94	$12.51

(1)  The identified cost for the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW Spectrum Fund at October 31, 2008 was $31,787, $744,353, $139,791 and $21,186, respectively.

(2)  The market value of securities lent for the TCW Small Cap Growth Fund at October 31, 2008 was $616.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares, with a par value of $0.001 per share, for the TCW Relative Value Small Cap Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Select Equities Fund is 1,667,000,000, 1,667,000,000 and 2,000,000,000 for each of the I Class, N Class and K Class shares, respectively, the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares and the TCW Spectrum Fund is 2,000,000,000 for each of the I Class and N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2008

	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund	TCW Aggressive LifePlan Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)	$254,366	$—	$91	$61
Investments in Affiliated Issuers, at Value (1)	—	1,073	541	226
Cash	—	14	6	8
Receivable for Securities Sold	3,174	—	6	13
Receivable for Fund Shares Sold	346	—	—	—
Interest and Dividends Receivable	127	2	1	—	(2)
Receivable from Investment Advisor	—	1	— (2)	—	(2)
Total Assets	258,013	1,090	645	308
LIABILITIES
Payable for Securities Purchased	4,820	—	—	—
Payable for Fund Shares Redeemed	779	—	—	—
Accrued Directors' Fees and Expenses	8	8	8	11
Accrued Compliance Expenses	2	—	—	—
Accrued Management Fees	176	—	—	—
Accrued Distribution Fees	13	—	—	—
Other Accrued Expenses	301	23	21	23
Total Liabilities	6,099	31	29	34
NET ASSETS	$251,914	$1,059	$616	$274
NET ASSETS CONSIST OF:
Paid-in capital	$325,491	$1,182	$867	$467
Accumulated Net Realized Gain (Loss) on Investments	(44,330)	(54)	(17)	(76)
Unrealized Depreciation of Investments	(30,544)	(81)	(240)	(117)
Undistributed (Accumulated) Net Investment Income (Loss)	1,297	12	6	—
NET ASSETS	$251,914	$1,059	$616	$274
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$198,208	$968	$539	$204
N Class Share	$51,162	$91	$77	$70
K Class Share	$2,544
CAPITAL SHARES OUTSTANDING: (3)
I Class Share	15,361,010	112,591	75,287	29,680
N Class Share	4,056,655	10,593	10,787	10,146
K Class Share	202,851
NET ASSET VALUE PER SHARE: (4)
I Class Share	$12.90	$8.60	$7.16	$6.88
N Class Share	$12.61	$8.60	$7.14	$6.88
K Class Share	$12.54

(1)  The identified cost for the TCW Value Opportunities Fund, the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund and the TCW Aggressive LifePlan Fund at October 31, 2008 was $284,910, $1,154, $872 and $404, respectively.

(2)  Amount rounds to less than $1 (in thousands).

(3)  The number of authorized shares, with a par value of $0.001 per share, for the TCW Value Opportunities Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund and the TCW Aggressive LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2008

	TCW Balanced Fund		TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Focused Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$131	(1)	$18,402 (1)	$46,189 (1)	$739 (1)
Interest	164		709	557	12
Net Security Lending Income	—		537 (2)	1,536 (2)	60 (2)
Total	295		19,648	48,282	811
Expenses:
Management Fees	54		6,076	10,154	308
Accounting Services Fees	4		103	179	5
Administration Fees:	14		208	332	14
K Class	—		—	— (3)	—
Transfer Agent Fees:
I Class	8		957	42	6
N Class	7		117	944	12
K Class	—		—	11	—
Custodian Fees	9		21	25	10
Printing Expenses	—	(3)	121	212	13
Professional Fees	—	(3)	40	51	52
Directors' Fees and Expenses	14		14	14	15
Registration Fees:
I Class	1		38	25	14
N Class	1		30	62	23
K Class	—		—	14	—
Distribution Fees:
N Class	23		418	2,938	85
K Class	—		—	— (3)	—
Compliance Expenses	—	(3)	31	51	1
Other	—		247	330	11
Total	135		8,421	15,384	569
Less Expenses Borne by Investment Advisor:
I Class	8		—	—	1
N Class	25		—	—	—
K Class	—		—	24	—
Net Expenses	102		8,421	15,360	568
Net Investment Income	193		11,227	32,922	243
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
Investments	(481)		(113,954)	(162,478)	(5,801)
Foreign Currency	—		—	(4)	—
Change in Unrealized Depreciation on Investments	(2,279)		(246,152)	(542,266)	(32,660)
Net Realized and Unrealized Loss on Investments	(2,760)		(360,106)	(704,748)	(38,461)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,567)		$(348,879)	$(671,826)	$(38,218)

(1)  Net of foreign taxes withheld. Total amounts withheld for the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Focused Equities Fund were $2, $140 and $4, respectively. Total amount withheld for the TCW Balanced Fund was less than $1 (in thousands).

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2008

	TCW Growth Fund (1)	TCW Growth Equities Fund	TCW International Equities Fund	TCW Large Cap Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends (2)	$3	$162	$1,090	$87
Interest	1	15	12	8
Net Security Lending Income	—	179 (3)	68 (3)	—
Total	4	356	1,170	95
Expenses:
Management Fees	6	449	308	131
Accounting Services Fees	2	7	8	5
Administration Fees	7	21	31	17
Transfer Agent Fees:
I Class	8	15	9	8
N Class	8	17	7	8
Custodian Fees	13	13	43	16
Printing Expenses	7	14	19	4
Professional Fees	10	28	21	18
Directors' Fees and Expenses	11	14	14	14
Registration Fees:
I Class	1	24	14	4
N Class	1	17	15	— (4)
Distribution Fees:
N Class	1	20	2	8
Compliance Expenses	— (4)	2	1	1
Other	1	6	6	5
Total	76	647	498	239
Less Expenses Borne by Investment Advisor:
I Class	32	—	—	—
N Class	33	34	21	6
Net Expenses	11	613	477	233
Net Investment Income (Loss)	(7)	(257)	693	(138)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
Investments	(97)	(3,580)	(7,305)	(3,205)
Foreign Currency	—	—	(139)	—
Change in Unrealized Depreciation on:
Investments	(249)	(22,668)	(20,561)	(6,093)
Foreign Currency	—	—	(1)	—
Net Realized and Unrealized Loss on Investments	(346)	(26,248)	(28,006)	(9,298)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(353)	$(26,505)	$(27,313)	$(9,436)

(1)  For the period January 2, 2008 (commencement of operations) through October 31, 2008.

(2)  Net of foreign taxes withheld. Total amounts withheld for the TCW Growth Equities Fund and the TCW International Equities Fund were $2 and $83, respectively. Total amounts withheld for the TCW Growth Fund and the TCW Large Cap Growth Fund were less than $1 (in thousands).

(3)  Net of broker fees.

(4)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2008

	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$573	$8,813	$105 (1)	$435 (1)
Interest	79	1,142	55	2
Net Security Lending Income	308 (2)	923 (2)	508 (2)	—
Total	960	10,878	668	437
Expenses:
Management Fees	746	13,130	1,012	138
Accounting Services Fees	15	204	12	6
Administration Fees	41	360	29	15
Administrative Service Fees:
K Class	9	5	—	—
Transfer Agent Fees:
I Class	12	1,306	21	8
N Class	80	405	27	8
K Class	7	7	—	—
Custodian Fees	13	33	27	9
Printing Expenses	15	250	22	4
Professional Fees	27	42	21	27
Directors' Fees and Expenses	14	14	14	14
Registration Fees:
I Class	20	33	22	2
N Class	32	20	15	1
K Class	12	15	—	—
Distribution Fees:
N Class	183	1,022	46	15
K Class	4	2	—	—
Compliance Expenses	4	66	4	1
Other	50	726	21	7
Total	1,284	17,640	1,293	255
Less Expenses Borne by Investment Advisor:
I Class	2	—	—	—
N Class	45	—	5	—
K Class	24	23	—	—
Net Expenses	1,213	17,617	1,288	255
Net Investment Income (Loss)	(253)	(6,739)	(620)	182
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	(10,153)	117,718	(3,432)	(3,689)
Change in Unrealized Depreciation on Investments	(22,952)	(740,802)	(52,931)	(8,062)
Net Realized and Unrealized Gain (Loss) on Investments	(33,105)	(623,084)	(56,363)	(11,751)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,358)	$(629,823)	$(56,983)	$(11,569)

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Small Cap Growth Fund was $5. Total amount withheld for the TCW Spectrum Fund was less than $1 (in thousands).

(2)  Net of broker fees.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2008

	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund	TCW Aggressive LifePlan Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$6,083	$—	$— (1)	$— (1)
Dividends from Investment in Affiliated Issuers	—	21	17	19
Interest	136	—	—	—
Net Security Lending Income	780 (2)	—	—	—
Total	6,999	21	17	19
Expenses:
Management Fees	3,726	—	—	—
Accounting Services Fees	53	3	3	3
Administration Fees	108	7	7	9
Administrative Service Fees:
K Class	30	—	—	—
Transfer Agent Fees:
I Class	171	8	8	8
N Class	101	7	7	7
K Class	8	—	—	—
Custodian Fees	30	3	3	3
Printing Expenses	84	5	6	6
Professional Fees	28	6	6	6
Directors' Fees and Expenses	14	14	14	14
Registration Fees:
I Class	29	— (1)	— (1)	— (1)
N Class	20	— (1)	— (1)	— (1)
K Class	13	—	—	—
Distribution Fees:
N Class	279	—	—	—
K Class	15	—	—	—
Compliance Expenses	17	—	—	—
Other	121	3	3	3
Total	4,847	56	57	59
Less Expenses Borne by Investment Advisor:
I Class	—	34	35	34
N Class	—	15	13	13
K Class	22	—	—	—
Net Expenses	4,825	7	9	12
Net Investment Income	2,174	14	8	7
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(42,050)	—	—	—
Investments in Affiliated Issuers	—	(59)	(31)	(106)
Realized Gain Distributed from Affiliated Issuers	—	9	27	35
Change in Unrealized Depreciation on:
Investments	(144,218)	—	—	—
Investments in Affiliated Issuers	—	(95)	(292)	(206)
Net Realized and Unrealized Gain (Loss) on Investments	(186,268)	(145)	(296)	(277)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(184,094)	$(131)	$(288)	$(270)

(1)  Amount rounds to less than $1 (in thousands).

(2)  Net of broker fees.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Balanced Fund		TCW Diversified Value Fund
	Year Ended October 31,		Year Ended October 31,
	2008	2007	2008	2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$193	$175	$11,227	$8,025
Net Realized Gain (Loss) on Investments	(481)	222	(113,954)	19,843
Change in Unrealized Appreciation (Depreciation) on Investments	(2,279)	93	(246,152)	6,881
Increase (Decrease) in Net Assets Resulting from Operations	(2,567)	490	(348,879)	34,749
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1)	— (1)	(7,690)	(3,442)
N Class	(181)	(175)	(1,373)	(439)
Distributions from Net Realized Gain:
I Class	(1)	— (1)	(17,893)	(4,425)
N Class	(226)	(17)	(3,975)	(736)
Total Distributions to Shareholders	(409)	(192)	(30,931)	(9,042)
NET CAPITAL SHARE TRANSACTIONS
I Class	2	32	(202,007)	268,702
N Class	407	192	15,488	100,370
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	409	224	(186,519)	369,072
Increase (Decrease) in Net Assets	(2,567)	522	(566,329)	394,779
NET ASSETS
Beginning of Year	9,932	9,410	1,033,526	638,747
End of Year	$7,365	$9,932	$467,197	$1,033,526
Undistributed Net Investment Income	$25	$13	$8,743	$6,582

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Dividend Focused Fund		TCW Focused Equities Fund
	Year Ended October 31,		Year Ended October 31,
	2008	2007	2008	2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$32,922	$27,851	$243	$126
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(162,482)	71,378	(5,801)	(160)
Change in Unrealized Appreciation (Depreciation) on Investments	(542,266)	72,308	(32,660)	3,396
Increase (Decrease) in Net Assets Resulting from Operations	(671,826)	171,537	(38,218)	3,362
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(5,204)	(4,167)	(25)	(18)
N Class	(26,374)	(24,852)	(128)	(54)
K Class	— (1)	—	—	—
Distributions from Net Realized Gain:
I Class	(8,420)	(2,523)	—	—
N Class	(54,652)	(19,805)	—	—
K Class	— (1)	—	—	—
Total Distributions to Shareholders	(94,650)	(51,347)	(153)	(72)
NET CAPITAL SHARE TRANSACTIONS
I Class	(71,556)	66,616	51,276	1,861
N Class	(208,376)	195,641	14,600	9,241
K Class	1	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(279,931)	262,257	65,876	11,102
Increase (Decrease) in Net Assets	(1,046,407)	382,447	27,505	14,392
NET ASSETS
Beginning of Year	1,798,963	1,416,516	42,685	28,293
End of Year	$752,556	$1,798,963	$70,190	$42,685
Undistributed Net Investment Income	$1,689	$198	$198	$108

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Growth Fund	TCW Growth Equities Fund
	January 2, 2008 (Commencement of Operations) through	Year Ended October 31,
	October 31, 2008	2008	2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Loss	$(7)	$(257)	$(336)
Net Realized Gain (Loss) on Investments	(97)	(3,580)	5,796
Change in Unrealized Appreciation (Depreciation) on Investments	(249)	(22,668)	10,442
Increase (Decrease) in Net Assets Resulting from Operations	(353)	(26,505)	15,902
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	—	(3,408)	—
N Class	—	(782)	—
Total Distributions to Shareholders	—	(4,190)	—
NET CAPITAL SHARE TRANSACTIONS
I Class	500	4,639	1,760
N Class	500	1,394	1,834
Increase in Net Assets Resulting from Net Capital Shares Transactions	1,000	6,033	3,594
Increase (Decrease) in Net Assets	647	(24,662)	19,496
NET ASSETS
Beginning of Year	—	53,584	34,088
End of Year	$647	$28,922	$53,584
Undistributed Net Investment Income	$—	$1	$—

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW International Equities Fund		TCW Large Cap Growth Fund
	Year Ended October 31,		Year Ended October 31,
	2008	2007	2008	2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$693	$641	$(138)	$(99)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(7,444)	5,318	(3,205)	(259)
Change in Unrealized Appreciation (Depreciation) on Investments	(20,562)	1,931	(6,093)	2,958
Increase (Decrease) in Net Assets Resulting from Operations	(27,313)	7,890	(9,436)	2,600
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(496)	(166)	—	—
N Class	(6)	—	—	—
Distributions from Net Realized Gain:
I Class	(1,435)	—	—	—
N Class	(23)	—	—	—
Total Distributions to Shareholders	(1,960)	(166)	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	(8,849)	1,084	8,248	3,073
N Class	881	559	267	1,469
Redemption Fees (Note 2)	— (1)	— (1)	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(7,968)	1,643	8,515	4,542
Increase (Decrease) in Net Assets	(37,241)	9,367	(921)	7,142
NET ASSETS
Beginning of Year	61,474	52,107	16,060	8,918
End of Year	$24,233	$61,474	$15,139	$16,060
Undistributed Net Investment Income	$554	$502	$—	$—

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund
	Year Ended October 31,		Year Ended October 31,
	2008	2007	2008	2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$(253)	$(334)	$(6,739)	$674
Net Realized Gain (Loss) on Investments	(10,153)	12,246	117,718	274,745
Change in Unrealized Appreciation (Depreciation) on Investments	(22,952)	(3,047)	(740,802)	149,887
Increase (Decrease) in Net Assets Resulting from Operations	(33,358)	8,865	(629,823)	425,306
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(776)	—
Distributions from Net Realized Gain:
I Class	(968)	(1,835)	(187,879)	(23,540)
N Class	(8,984)	(5,035)	(61,248)	(8,461)
K Class	(225)	(180)	(118)	(15)
Total Distributions to Shareholders	(10,177)	(7,050)	(250,021)	(32,016)
NET CAPITAL SHARE TRANSACTIONS
I Class	(5,645)	(19,608)	(858,640)	(942,735)
N Class	(38,303)	4,376	(262,790)	(426,816)
K Class	(670)	(771)	(506)	(694)
Decrease in Net Assets Resulting from Net Capital Shares Transactions	(44,618)	(16,003)	(1,121,936)	(1,370,245)
Decrease in Net Assets	(88,153)	(14,188)	(2,001,780)	(976,955)
NET ASSETS
Beginning of Year	114,183	128,371	2,717,413	3,694,368
End of Year	$26,030	$114,183	$715,633	$2,717,413
Undistributed Net Investment Income	$—	$—	$148	$1,179

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Small Cap Growth Fund		TCW Spectrum Fund
	Year Ended October 31,		Year Ended October 31,
	2008	2007	2008	2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$(620)	$(490)	$182	$146
Net Realized Gain (Loss) on Investments	(3,432)	15,530	(3,689)	1,740
Change in Unrealized Appreciation (Depreciation) on Investments	(52,931)	2,689	(8,062)	1,328
Increase (Decrease) in Net Assets Resulting from Operations	(56,983)	17,729	(11,569)	3,214
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(138)	(69)
N Class	—	—	(22)	(2)
Distributions from Net Realized Gain:
I Class	—	—	(1,327)	(460)
N Class	—	—	(394)	(119)
Total Distributions to Shareholders	—	—	(1,881)	(650)
NET CAPITAL SHARE TRANSACTIONS
I Class	66,503	17,249	(2,478)	8,135
N Class	15,472	(18,964)	445	1,907
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	81,975	(1,715)	(2,033)	10,042
Increase (Decrease) in Net Assets	24,992	16,014	(15,483)	12,606
NET ASSETS
Beginning of Year	72,778	56,764	32,420	19,814
End of Year	$97,770	$72,778	$16,937	$32,420
Undistributed Net Investment Income	$—	$—	$156	$119

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Value Opportunities Fund		TCW Conservative LifePlan Fund
	Year Ended October 31,		Year Ended October 31,	November 16, 2006 (Commencement of Operations) through
	2008	2007	2008	October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$2,174	$1,148	$14	$8
Net Realized Gain (Loss) on Investments	(42,050)	115,878	(50)	8
Change in Unrealized Appreciation (Depreciation) on Investments	(144,218)	(28,025)	(95)	14
Increase (Decrease) in Net Assets Resulting from Operations	(184,094)	89,001	(131)	30
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,152)	(2,438)	(10)	(1)
N Class	—	(74)	(3)	(1)
Distributions from Net Realized Gain:
I Class	(65,577)	(67,110)	(5)	—
N Class	(21,382)	(16,834)	(2)	—
K Class	(1,090)	(718)	—	—
Total Distributions to Shareholders	(89,201)	(87,174)	(20)	(2)
NET CAPITAL SHARE TRANSACTIONS
I Class	(121,670)	(273,623)	746	330
N Class	(58,612)	(20,157)	5	101
K Class	(1,756)	(40)	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(182,038)	(293,820)	751	431
Increase (Decrease) in Net Assets	(455,333)	(291,993)	600	459
NET ASSETS
Beginning of Year	707,247	999,240	459	—
End of Year	$251,914	$707,247	$1,059	$459
Undistributed Net Investment Income	$1,297	$274	$12	$7

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Moderate LifePlan Fund		TCW Aggressive LifePlan Fund
	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$8	$9	$7	$(2)
Net Realized Gain (Loss) on Investments	(4)	33	(71)	2
Change in Unrealized Appreciation (Depreciation) on Investments	(292)	52	(206)	89
Increase (Decrease) in Net Assets Resulting from Operations	(288)	94	(270)	89
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(17)	(1)	(11)	—	(1)
N Class	(3)	(1)	(1)	—	(1)
Distributions from Net Realized Gain:
I Class	(32)	—	(1)	—
N Class	(4)	—	— (1)	—
Total Distributions to Shareholders	(56)	(2)	(13)	—	(1)
NET CAPITAL SHARE TRANSACTIONS
I Class	(69)	829	(891)	1,258
N Class	7	101	1	100
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(62)	930	(890)	1,358
Increase (Decrease) in Net Assets	(406)	1,022	(1,173)	1,447
NET ASSETS
Beginning of Year	1,022	—	1,447	—
End of Year	$616	$1,022	$274	$1,447
Undistributed Net Investment Income	$6	$8	$—	$—

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 22 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 16 Equity Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified U.S. Equity Funds

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Spectrum Fund	Seeks long-term total return by investing in at least 80% of the value of its net assets equity securities of large cap growth and value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Fund	Investment Objective
Non-Diversified International Equity Fund

TCW International Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI EAFE Index.

Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

On January 2, 2008, the TCW Growth Fund began operations offering I and N Class Shares.

Effective May 1, 2008, the name of the TCW Global Equities Fund changed to the TCW International Equities Fund to reflect the change in the investment objective of the fund which is to seek long-term appreciation by investing in equity securities of companies located in the MSCI EAFE Index.

On August 1, 2008, the TCW Global Aggressive LifePlan Fund changed its name to TCW Aggressive LifePlan Fund. There is no change in the investment objective.

On the close of business on August 29, 2008, the TCW Focused Equities Fund acquired all assets and liabilities of the TCW Equities Fund. The acquisition was accomplished by a tax-free exchange of 3,428,654 Class I shares and 108,533 Class N shares of the TCW Equities Fund for 3,239,484 Class I shares and 103,559 Class N shares of the TCW Focused Equities Fund. The TCW Equities Fund's net assets of $47,680,669 at that date, including $9,578,983 of net unrealized appreciation, were combined with those of the TCW Focused Equities Fund. The net assets of the TCW Focused Equities Fund immediately before the acquisition were $52,774,319. The aggregate net assets of the TCW Focused Equities Fund immediately following the acquisition were $100,454,988.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

The TCW Dividend Focused Fund, the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund and the TCW Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. All other Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

The TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund and the TCW Aggressive LifePlan Fund (collectively, "LifePlan Funds") invest in other TCW Funds. The ownership percentage of LifePlan Funds in each of the underlying funds at October 31, 2008 is as follows:

Name of Affiliated Issuer	TCW Conservative LifePlan Fund (1)	TCW Moderate LifePlan Fund (1)	TCW Aggressive LifePlan Fund (1)
TCW Core Fixed Income Fund (3)	0.42%	0.16%	0.07%
TCW Diversified Value Fund	N/A	0.03%	0.01%
TCW Emerging Markets Income Fund (3)	N/A	N/A	0.07%
TCW Growth Equities Fund	N/A	0.09%	0.02%
TCW High Yield Bond Fund (3)	N/A	0.06%	N/A
TCW International Equities Fund	N/A	N/A	0.14%
TCW Large Cap Growth Fund	N/A	0.59%	0.32%
TCW Money Market Fund (3)	0.03%	N/A	N/A
TCW Relative Value Small Cap Fund	N/A	N/A	N/A
TCW Small Cap Growth Fund	N/A	N/A	N/A
TCW Spectrum Fund	2.00%	N/A	N/A
TCW Value Opportunities Fund	N/A	0.02%	0.00	% (2)

(1)  Percentage ownership based on total net assets of the underlying fund.

(2)  Amount rounds to less than 0.01%.

(3)  The financial statements of these funds are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at http:// www.sec.gov.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of that Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company's Board of Directors, a fair valuation methodology for the TCW International Equities Fund that invests in foreign equity securities (exclusive of Latin American equity securities) to prevent "time zone arbitrage." This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Redemption Fees: The TCW International Equities Fund imposes a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the fund as additional paid-in-capital. The redemption fees received by the Fund are shown on the Statement of Changes in Net Assets.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased, including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of the TCW International Equities Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized or net unrealized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are considered ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts: The TCW International Equities Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at October 31, 2008.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Allocation of Operating Activity for Multiple Classes:  Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Balanced Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds and LifePlan Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below had outstanding securities on loan at October 31, 2008. The loans were collateralized with cash which was invested in a money market fund. Income from this investment, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Diversified Value Fund	$2,118	$2,174
TCW Dividend Focused Fund	763	790
TCW Small Cap Growth Fund	616	636

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the years ended October 31, 2008 and 2007, the Funds below realized on a tax basis, the following net realized loss on security transactions (amounts in thousands):

	Net Realized Loss
	2008	2007
TCW Balanced Fund	$(484)	$—
TCW Diversified Value Fund	(111,092)	—
TCW Dividend Focused Fund	(157,259)	—
TCW Focused Equities Fund	(3,774)	(123)
TCW Growth Fund	(90)	—
TCW Growth Equities Fund	(3,391)	—
TCW International Equities Fund	(7,204)	—
TCW Large Cap Growth Fund	(2,848)	(201)
TCW Relative Value Small Cap Fund	(10,255)	—
TCW Small Cap Growth Fund	(3,247)	—
TCW Spectrum Fund	(3,649)	—
TCW Value Opportunities Fund	(36,594)	—
TCW Conservative LifePlan Fund	(47)	—
TCW Moderate LifePlan Fund	(8)	—
TCW Aggressive LifePlan Fund	(58)	—

At October 31, 2008 and 2007, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	TCW Balanced Fund		TCW Diversified Value Fund			TCW Dividend Focused Fund
	2008	2007	2008		2007	2008	2007
Undistributed Ordinary Income	$25	$175	$8,747		$7,939	$—	$4,323
Undistributed Long-Term Gain	—	65	—		22,876	—	68,363
Total Distributable Earnings	$25	$240	$8,747		$30,815	$—	$72,686
	TCW Focused Equities Fund		TCW Growth Equities Fund			TCW International Equities Fund
	2008	2007	2008		2007	2008	2007
Undistributed Ordinary Income	$198	$636	$—	(1)	$1,293	$556	$502
Undistributed Long-Term Gain	—	9,984	—	(1)	3,083	—	1,490
Total Distributable Earnings	$198	$10,620	$—	(1)	$4,376	$556	$1,992
	TCW Relative Value Small Cap Fund		TCW Select Equities Fund			TCW Spectrum Fund
	2008	2007	2008		2007	2008	2007
Undistributed Ordinary Income	$—	$152	$—		$70,555	$155	$895
Undistributed Long-Term Gain	—	12,052	119,626		204,834	—	995
Total Distributable Earnings	$—	$12,204	$119,626		$275,389	$155	$1,890

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

	TCW Value Opportunities Fund				TCW Conservative LifePlan Fund			TCW Moderate LifePlan Fund
	2008		2007		2008	2007		2008	2007
Undistributed Ordinary Income	$1,298		$40,042		$13	$14		$5	$44
Undistributed Long-Term Gain	—		74,075		—	—	(1)	—	1
Total Distributable Earnings	$1,298		$114,117		$13	$14		$5	$45
	TCW Aggressive LifePlan Fund
	2008		2007
Undistributed Ordinary Income	$—	(1)	$—
Undistributed Long-Term Gain	—		—	(1)
Total Distributable Earnings	$—	(1)	$—	(1)

(1)  Amount rounds to less than $1 (in thousands).

Permanent differences incurred during the year ended October 31, 2008, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share (amounts in thousands):

	Undistributed Net Investment Income (Loss)	Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-in Capital
TCW Balanced Fund	$1	$(1)	$—
TCW Diversified Value Fund	(3)	(2,365)	2,368
TCW Dividend Focused Fund	147	(9,130)	8,983
TCW Focused Equities Fund	—	(895)	895
TCW Growth Fund	7	— (1)	(7)
TCW Growth Equities Fund	258	(187)	(71)
TCW International Equities Fund	(139)	106	33
TCW Large Cap Growth Fund	138	— (1)	(138)
TCW Relative Value Small Cap Fund	253	(1,970)	1,717
TCW Select Equities Fund	6,484	(25,215)	18,731
TCW Small Cap Growth Fund	620	—	(620)
TCW Spectrum Fund	15	(50)	35
TCW Value Opportunities Fund	1	(25,794)	25,793
TCW Conservative LifePlan Fund	4	(4)	— (1)
TCW Moderate LifePlan Fund	10	(9)	(1)
TCW Aggressive LifePlan Fund	7	(7)	—

(1)  Amount rounds to less than $1 (in thousands).

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

During the years ended October 31, 2008 and 2007, the tax character of distributions paid was as follows (amounts in thousands):

	TCW Balanced Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary Income	$344	$192	$10,288	$6,211	$35,335	$29,018
Long-Term Capital Gain	65	—	20,643	2,831	59,315	22,329
Total Distributions	$409	$192	$30,931	$9,042	$94,650	$51,347
	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW International Equities Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary Income $153	$72	$1,238	$	—	$502	$166
Long-Term Capital Gain	—	—	2,952	—	1,458	—
Total Distributions	$153	$72	$4,190	$—	$1,960	$166
	TCW Relative Value Small Cap Fund		TCW Select Equities Fund		TCW Spectrum Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary Income	$127	$1,113	$64,177	$—	$914	$556
Long-Term Capital Gain	10,050	5,937	185,844	32,016	967	94
Total Distributions	$10,177	$7,050	$250,021	$32,016	$1,881	$650
	TCW Value Opportunities Fund		TCW Conservative LifePlan Fund		TCW Moderate LifePlan Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary Income	$31,909	$20,974	$20	$2	$55	$2
Long-Term Capital Gain	57,292	66,200	— (1)	—	1	—
Total Distributions	$89,201	$87,174	$20	$2	$56	$2
	TCW Aggressive LifePlan Fund
	2008	2007
Distributions paid from:
Ordinary Income	$13	$— (1)
Long-Term Capital Gain	— (1)	—
Total Distributions	$13	$— (1)

(1)  Amount rounds to less than $1 (in thousands).

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

At October 31 2008, net unrealized appreciation on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Focused Equities Fund
Unrealized Appreciation	$66	$7,895	$23,126	$2,345
Unrealized (Depreciation)	(1,887)	(185,665)	(320,111)	(21,341)
Net Unrealized Depreciation	$(1,821)	$(177,770)	$(296,985)	$(18,996)
Cost of Investments for Federal Income Tax Purposes	$9,204	$641,265	$1,051,611	$89,159
	TCW Growth Fund	TCW Growth Equities Fund	TCW International Equities Fund	TCW Large Cap Growth Fund
Unrealized Appreciation	$12	$3,106	$122	$661
Unrealized (Depreciation)	(268)	(9,813)	(15,777)	(4,118)
Net Unrealized Depreciation	$(256)	$(6,707)	$(15,655)	$(3,457)
Cost of Investments for Federal Income Tax Purposes	$927	$35,527	$39,902	$18,889
	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
Unrealized Appreciation	$3,932	$92,664	$1,507	$527
Unrealized (Depreciation)	(9,939)	(124,005)	(43,856)	(5,139)
Net Unrealized Depreciation	$(6,007)	$(31,341)	$(42,349)	$(4,612)
Cost of Investments for Federal Income Tax Purposes	$32,417	$749,325	$140,030	$21,305
	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund	TCW Aggressive LifePlan Fund
Unrealized Appreciation	$21,092	$—	$—	$—
Unrealized (Depreciation)	(59,372)	(88)	(250)	(135)
Net Unrealized Depreciation	$(38,280)	$(88)	$(250)	$(135)
Cost of Investments for Federal Income Tax Purposes	$292,646	$1,161	$881	$422

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

At October 31, 2008, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
2010	2011	2014	2015	2016
TCW Balanced Fund $—	$—	$—	$—	$484
TCW Diversified Value Fund —	—	—	—	111,092
TCW Dividend Focused Fund —	—	—	—	157,259
TCW Focused Equities Fund —	—	—	—	3,774
TCW Growth Fund —	—	—	—	90
TCW Growth Equities Fund 17,515	5,984	—	—	3,391
TCW International Equities Fund —	—	—	—	7,204
TCW Large Cap Growth Fund —	—	44	201	2,848
TCW Relative Value Small Cap Fund —	—	—	—	10,255
TCW Small Cap Growth Fund 72,278	27,310	—	—	3,247
TCW Spectrum Fund —	—	—	—	3,649
TCW Value Opportunities Fund —	—	—	—	36,594
TCW Conservative LifePlan Fund —	—	—	—	47
TCW Moderate LifePlan Fund —	—	—	—	8
TCW Aggressive LifePlan Fund —	—	—	—	58

The Funds are subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at October 31, 2008, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2008. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Balanced Fund	0.60%
TCW Diversified Value Fund	0.75%
TCW Dividend Focused Fund	0.75%
TCW Focused Equities Fund	0.65%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW International Equities Fund	0.75%
TCW Large Cap Growth Fund	0.65%
TCW Relative Value Small Cap Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Spectrum Fund	0.55%
TCW Value Opportunities Fund	0.80%

The LifePlan Funds do not pay management fees to the Advisor; however, the LifePlan Funds pay management fees to the Advisor indirectly, as a shareholder in the underlying TCW funds. In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. ("Lipper Average") for each Fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of October 31, 2008, as they relate to each Fund were as follows:

TCW Balanced Fund	1.11%
TCW Diversified Value Fund	1.25%
TCW Dividend Focused Fund	1.34%
TCW Growth Fund	1.42%
TCW Growth Equities Fund	1.50%
TCW International Equities Fund	1.49%
TCW Large Cap Growth Fund	1.33%
TCW Relative Value Small Cap Fund	1.44%
TCW Select Equities Fund	1.33%
TCW Small Cap Growth Fund	1.62%
TCW Spectrum Fund	1.26%
TCW Value Opportunities Fund	1.41%
TCW Conservative LifePlan Fund	0.96%
TCW Moderate LifePlan Fund	1.01%
TCW Aggressive LifePlan Fund	1.33%

The operating expenses of the TCW Focused Equities Fund were limited to the Lipper Average, until August 31, 2008. Effective September 1, 2008, the Advisor agreed to limit the Fund's operating expenses to 0.82% of Class I and 1.25% of Class N average daily net assets pursuant to the merger proxy statement, until September 30, 2009.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years should the expenses drop below the Lipper Average in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Fund's shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

Note 7 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the year ended November 1, 2007 through October 31, 2008 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividends and Interest Income Received		Distributions Received from and Net Realized Gain
	(in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	23,020	45,556	17,174	51,402	$480	$16		$—
TCW Large Cap Growth Fund	631	8,349	8,980	—	—	—		—
TCW Money Market Fund	23,030	351,562	120,951	253,641	254	4		—
TCW Spectrum Fund	14,546	45,058	17,093	42,511	339	1		9
Total					$1,073	$21		$9
TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund 24,203	1,149	5,170	20,182	$188	$11	$		—
TCW Diversified Value Fund	6,615	11,004	1,183	16,436	161	1		2
TCW Growth Equities Fund	5,216	433	2,684	2,965	26	—		7
TCW High Yield Bond Fund	6,695	1,122	826	6,991	32	4		—
TCW Large Cap Growth Fund	12,849	—	6,795	6,054	90	—		—
TCW Spectrum Fund	11,374	794	12,168	—	—	1		9
TCW Value Opportunities Fund	3,180	1,662	1,444	3,398	44	—	(1)	9
Total					$541	$17		$27
TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	25,423	5,064	22,419	8,068	$76	$10		$—
TCW Diversified Value Fund	8,074	3,500	7,465	4,109	40	1		3
TCW Emerging Markets Income Fund	9,050	1,676	7,914	2,812	15	3		3
TCW Growth Equities Fund	2,536	510	2,328	718	6	—		3
TCW International Equities Fund	32,621	3,248	31,168	4,701	34	5		15
TCW Large Cap Growth Fund	14,874	1,644	13,283	3,235	48	—		—
TCW Value Opportunities Fund	3,310	704	3,471	543	7	—	(1)	11
Total					$226	$19		$35

(1)  Amount rounds to less than $1 (in thousands).

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2008, were as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Focused Equities Fund
Purchases at Cost	$4,286	$316,551	$471,895	$75,211

Sales Proceeds	$4,303	$446,854	$664,926	$55,527

	TCW Growth Fund	TCW Growth Equities Fund	TCW International Equities Fund	TCW Large Cap Growth Fund
Purchases at Cost	$1,543	$34,147	$95,488	$19,789

Sales Proceeds	$570	$30,229	$104,310	$11,499

	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
Purchases at Cost	$25,006	$862,126	$191,740	$15,497

Sales Proceeds	$70,091	$2,032,160	$109,699	$20,261

	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund	TCW Aggressive LifePlan Fund
Purchases at Cost	$234,974	$1,399	$380	$416

Sales Proceeds	$519,163	$639	$463	$1,280

For the year ended October 31, 2008, the TCW Balanced Fund had purchases of U.S. government securities in the amount of $697 and sales of U.S. government securities in the amount of $214.

Note 9 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Balanced Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	795	$8	2,995	$32
Shares Issued upon Reinvestment of Dividends	139	2	42	—	(1)
Shares Redeemed	(795)	(8)	—	—
Net Increase	139	$2	3,037	$32

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Balanced Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold —	$—	—	$	—
Shares Issued upon Reinvestment of Dividends	41,420	407	17,892	192
Shares Redeemed	—	—	—	—
Net Increase	41,420	$407	17,892	$192
TCW Diversified Value Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	19,489,657	$257,938	21,787,093	$368,998
Shares Issued upon Reinvestment of Dividends	1,587,702	24,816	465,231	7,606
Shares Redeemed	(35,435,711)	(484,761)	(6,366,864)	(107,902)
Net Increase (Decrease)	(14,358,352)	$(202,007)	15,885,460	$268,702
TCW Diversified Value Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,876,192	$81,669	8,011,225	$135,174
Shares Issued upon Reinvestment of Dividends	338,425	5,273	67,307	1,097
Shares Redeemed	(5,295,945)	(71,454)	(2,124,993)	(35,901)
Net Increase	918,672	$15,488	5,953,539	$100,370
TCW Dividend Focused Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	6,221,720	$72,603	8,073,331	$112,090
Shares Issued upon Reinvestment of Dividends	1,036,055	12,625	479,097	6,497
Shares Redeemed	(15,469,643)	(156,784)	(3,705,673)	(51,971)
Net Increase (Decrease)	(8,211,868)	$(71,556)	4,846,755	$66,616
TCW Dividend Focused Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	23,708,079	$269,241	37,570,664	$520,981
Shares Issued upon Reinvestment of Dividends	6,184,719	75,801	3,021,258	40,933
Shares Redeemed	(50,612,745)	(553,418)	(26,306,665)	(366,273)
Net Increase (Decrease)	(20,719,947)	$(208,376)	14,285,257	$195,641

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Dividend Focused Fund	Year Ended October 31, 2008
K Class	Shares	(in thousands)
Shares Sold	299	$4
Shares Issued upon Reinvestment of Dividends	3	— (1)
Shares Redeemed	(302)	(3)
Net Increase	— (1)	$1
TCW Focused Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	575,140	$8,247	313,268	$4.650
Shares Issued upon Reorganization (See Note 1)	3,239,484	46,208	—	—
Shares Issued upon Reinvestment of Dividends	1,580	25	1,259	19
Shares Redeemed	(270,823)	(3,204)	(184,885)	(2,808)
Net Increase	3,545,381	$51,276	129,642	$1,861
TCW Focused Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,800,536	$25,731	765,142	$11,540
Shares Issued upon Reorganization (See Note 1)	103,559	1,472	—	—
Shares Issued upon Reinvestment of Dividends	8,261	128	3,640	53
Shares Redeemed	(867,185)	(12,731)	(152,146)	(2,352)
Net Increase	1,045,171	$14,600	616,636	$9,241
TCW Growth Fund I Class	January 2, 2008 (Commencement of Operations) through October 31, 2008
	Shares	(in thousands)
Shares Sold	25,000	$500
Net Increase	25,000	$500
TCW Growth Fund N Class	January 2, 2008 (Commencement of Operations) through October 31, 2008
	Shares	(in thousands)
Shares Sold	25,000	$500
Net Increase	25,000	$500

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Growth Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	572,875	$8,216	578,969	$8,582
Shares Issued upon Reinvestment of Dividends	198,854	3,050	—	—
Shares Redeemed	(512,469)	(6,627)	(500,247)	(6,822)
Net Increase	259,260	$4,639	78,722	$1,760
TCW Growth Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	543,529	$7,647	255,605	$3,916
Shares Issued upon Reinvestment of Dividends	50,556	774	—	—
Shares Redeemed	(532,162)	(7,027)	(143,551)	(2,082)
Net Increase	61,923	$1,394	112,054	$1,834
TCW International Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,876,583	$38,346	219,609	$3,266
Shares Issued upon Reinvestment of Dividends	128,078	1,841	10,539	148
Shares Redeemed	(3,545,329)	(49,036)	(156,114)	(2,330)
Net Increase (Decrease)	(540,668)	$(8,849)	74,034	$1,084
TCW International Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	89,328	$1,112	46,252	$675
Shares Issued upon Reinvestment of Dividends	2,013	29	—	—
Shares Redeemed	(21,743)	(260)	(7,558)	(116)
Net Increase	69,598	$881	38,694	$559
TCW Large Cap Growth Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	548,937	$12,632	207,446	$4,448
Shares Redeemed	(197,067)	(4,384)	(59,736)	(1,375)
Net Increase	351,870	$8,248	147,710	$3,073
TCW Large Cap Growth Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	65,362	$1,437	81,369	$1,794
Shares Redeemed	(51,892)	(1,170)	(14,118)	(325)
Net Increase	13,470	$267	67,251	$1,469

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Relative Value Small Cap Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	67,306	$767	232,528	$3,523
Shares Issued upon Reinvestment of Dividends	66,829	881	110,104	1,611
Shares Redeemed	(569,116)	(7,293)	(1,608,915)	(24,742)
Net Decrease	(434,981)	$(5,645)	(1,266,283)	$(19,608)
TCW Relative Value Small Cap Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,693,526	$30,909	2,043,029	$30,946
Shares Issued upon Reinvestment of Dividends	689,460	8,915	333,681	4,812
Shares Redeemed	(7,059,594)	(78,127)	(2,073,121)	(31,382)
Net Increase (Decrease)	(3,676,608)	$(38,303)	303,589	$4,376
TCW Relative Value Small Cap Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	65,612	$743	55,394	$850
Shares Issued upon Reinvestment of Dividends	17,344	225	12,362	180
Shares Redeemed	(163,248)	(1,638)	(119,034)	(1,801)
Net Decrease	(80,292)	$(670)	(51,278)	$(771)
TCW Select Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	7,316,715	$132,980	14,070,528	$281,309
Shares Issued upon Reinvestment of Dividends	8,580,727	169,555	1,141,759	21,808
Shares Redeemed	(67,372,452)	(1,161,175)	(63,960,834)	(1,245,852)
Net Decrease	(51,475,010)	$(858,640)	(48,748,547)	$(942,735)
TCW Select Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	4,067,330	$70,584	5,824,880	$112,512
Shares Issued upon Reinvestment of Dividends	3,135,904	60,115	431,015	8,030
Shares Redeemed	(22,921,238)	(393,489)	(28,525,860)	(547,358)
Net Decrease	(15,718,004)	$(262,790)	(22,269,965)	$(426,816)

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Select Equities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	19,748	$329	12,306	$241
Shares Issued upon Reinvestment of Dividends	6,176	119	817	15
Shares Redeemed	(57,375)	(954)	(49,226)	(950)
Net Decrease	(31,451)	$(506)	(36,103)	$(694)
TCW Small Cap Growth Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	4,415,045	$98,057	1,126,560	$24,508
Shares Redeemed	(1,469,323)	(31,554)	(323,400)	(7,259)
Net Increase	2,945,722	$66,503	803,160	$17,249
TCW Small Cap Growth Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,168,673	$24,454	205,045	$4,450
Shares Issued upon Reinvestment of Dividends	(12)	— (1)	—	—
Shares Redeemed	(437,020)	(8,982)	(1,116,460)	(23,414)
Net Increase (Decrease)	731,641	$15,472	(911,415)	$(18,964)
TCW Spectrum Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	63,818	$671	720,177	$9,656
Shares Issued upon Reinvestment of Dividends	119,505	1,445	41,875	526
Shares Redeemed	(367,261)	(4,594)	(151,814)	(2,047)
Net Increase (Decrease)	(183,938)	$(2,478)	610,238	$8,135
TCW Spectrum Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	155,739	$1,715	133,225	$1,803
Shares Issued upon Reinvestment of Dividends	34,405	416	9,582	120
Shares Redeemed	(198,405)	(1,686)	(1,174)	(16)
Net Increase (Decrease)	(8,261)	$445	141,633	$1,907
TCW Value Opportunities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,648,363	$66,956	3,008,369	$71,965
Shares Issued upon Reinvestment of Dividends	3,025,839	58,126	2,805,404	63,346
Shares Redeemed	(13,285,780)	(246,752)	(16,809,136)	(408,934)
Net Decrease	(6,611,578)	$(121,670)	(10,995,363)	$(273,623)

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Value Opportunities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,547,149	$28,186	2,541,630	$59,610
Shares Issued upon Reinvestment of Dividends	1,109,365	20,900	742,210	16,484
Shares Redeemed	(5,842,518)	(107,698)	(4,057,471)	(96,251)
Net Decrease	(3,186,004)	$(58,612)	(773,631)	$(20,157)
TCW Value Opportunities Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	63,620	$1,168	62,529	$1,474
Shares Issued upon Reinvestment of Dividends	58,004	1,090	32,279	718
Shares Redeemed	(253,985)	(4,014)	(94,365)	(2,232)
Net Increase (Decrease)	(132,361)	$(1,756)	443	$(40)
TCW Conservative LifePlan Fund I Class	Year Ended October 31, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	108,787	$1,022	37,899	$379
Shares Issued upon Reinvestment of Dividends	1,541	15	97	1
Shares Redeemed	(30,890)	(291)	(4,843)	(50)
Net Increase	79,438	$746	33,153	$330
TCW Conservative LifePlan Fund N Class	Year Ended October 31, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	496	5	97	1
Net Increase	496	$5	10,097	$101
TCW Moderate LifePlan Fund I Class	Year Ended October 31, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	258,497	$2,705
Shares Issued upon Reinvestment of Dividends	4,958	49	83	1
Shares Redeemed	(11,375)	(118)	(176,875)	(1,877)
Net Increase (Decrease)	(6,417)	$(69)	81,705	$829

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Moderate LifePlan Fund N Class	Year Ended October 31, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	704	7	83	1
Net Increase	704	$7	10,083	$101
TCW Aggressive LifePlan Fund I Class	Year Ended October 31, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	121,869	$1,258
Shares Issued upon Reinvestment of Dividends	1,192	13	48	— (1)
Shares Redeemed	(93,429)	(904)	—	—
Net Increase (Decrease)	(92,237)	$(891)	121,917	$1,258
TCW Aggressive LifePlan Fund N Class	Year Ended October 31, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	98	1	48	— (1)
Net Increase	98	$1	10,048	$100

(1)  Amount rounds to less than $1 (in thousands).

There were no capital share transactions in the TCW Dividend Focused Fund — K Class during the year ended October 31, 2007.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at October 31, 2008.

Note 11 — Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and will be implemented in the future financial reports. The Funds are currently evaluating the potential impact of the adoption of SFAS 157 on the financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 12 — Subsequent Event

The Company's Board of Directors has decided to liquidate the K Class shares of the TCW Dividend Focused Fund, TCW Relative Value Small Cap Fund, TCW Select Equities Fund and TCW Value Opportunities Fund. The shares were liquidated effective, November 25, 2008.

TCW Balanced Fund

Financial Highlights — I Class

	Year Ended October 31,		September 1, 2006 (Commencement of Operations) through
	2008	2007	October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.84	$10.46	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.91)	0.35	0.43
Total from Investment Operations	(2.70)	0.54	0.46
Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.14)	—
Distributions from Net Realized Gain	(0.25)	(0.02)	—
Total Distributions	(0.45)	(0.16)	—
Net Asset Value per Share, End of Period	$7.69	$10.84	$10.46
Total Return	(25.83)%	5.11%	4.60	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25	$33	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	29.00%	26.31%	17,582.03	% (4)
After Expense Reimbursement	1.12%	1.17%	1.22	% (4)
Ratio of Net Investment Income to Average Net Assets	2.15%	1.75%	1.64	% (4)
Portfolio Turnover Rate	51.46%	56.40%	4.70	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period September 1, 2006 (commencement of operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Balanced Fund

Financial Highlights — N Class

	Year Ended October 31,		September 1, 2006 (Commencement of Operations) through
	2008	2007	October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.77	$10.44	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.89)	0.35	0.42
Total from Investment Operations	(2.69)	0.54	0.45
Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.19)	(0.01)
Distributions from Net Realized Gain	(0.25)	(0.02)	—
Total Distributions	(0.44)	(0.21)	(0.01)
Net Asset Value per Share, End of Period	$7.64	$10.77	$10.44
Total Return	(25.88)%	5.18%	4.53	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,340	$9,899	$9,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40%	1.70%	2.87	% (3)
After Expense Reimbursement	1.12%	1.17%	1.22	% (3)
Ratio of Net Investment Income to Average Net Assets	2.13%	1.77%	1.59	% (3)
Portfolio Turnover Rate	51.46%	56.40%	4.70	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period September 1, 2006 (commencement of operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — I Class

	Year Ended October 31,				January 2, 2004 (Commencement of Offering I Class Shares)
					through
	2008	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$16.91	$16.24	$13.85	$12.34	$11.27
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20	0.16	0.11	0.09	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(6.81)	0.73	2.58	1.67	1.06
Total from Investment Operations	(6.61)	0.89	2.69	1.76	1.07
Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.10)	(0.05)	(0.04)	—
Distributions from Net Realized Gain	(0.35)	(0.12)	(0.25)	(0.21)	—
Total Distributions	(0.50)	(0.22)	(0.30)	(0.25)	—
Net Asset Value per Share, End of Period	$9.80	$16.91	$16.24	$13.85	$12.34
Total Return	(40.18)%	5.53%	19.79%	14.33%	9.49	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$348,859	$844,811	$553,622	$119,319	$30,426
Ratio of Expenses to Average Net Assets	1.00%	0.96%	0.94%	1.01%	1.24	% (3)
Ratio of Net Investment Income to Average Net Assets	1.42%	0.95%	0.77%	0.63%	0.08	% (3)
Portfolio Turnover Rate	40.77%	30.58%	27.44%	34.74%	59.75	% (4)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 2, 2004 (commencement of offering of I Class Shares) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  Represents the Fund's portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$16.83	$16.18	$13.78	$12.32	$10.61
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.17	0.12	0.08	0.04	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(6.78)	0.72	2.57	1.65	1.73
Total from Investment Operations	(6.61)	0.84	2.65	1.69	1.72
Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.07)	— (2)	(0.02)	(0.01)
Distributions from Net Realized Gain	(0.35)	(0.12)	(0.25)	(0.21)	—
Total Distributions	(0.47)	(0.19)	(0.25)	(0.23)	(0.01)
Net Asset Value per Share, End of Year	$9.75	$16.83	$16.18	$13.78	$12.32
Total Return	(40.31)%	5.28%	19.56%	13.81%	16.25%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$118,338	$188,715	$85,125	$35,248	$13,396
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.19%	1.18%	1.20%	1.41%	1.80%
After Expense Reimbursement	N/A	N/A	N/A	1.40%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.25%	0.72%	0.52%	0.27%	(0.06)%
Portfolio Turnover Rate	40.77%	30.58%	27.44%	34.74%	59.75%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Year Ended October 31,			November 1, 2004 (Commencement of Offering of I Class Shares)
				through
	2008	2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$14.24	$13.22	$11.32	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.31	0.27	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(6.01)	1.25	1.91	1.42
Total from Investment Operations	(5.70)	1.52	2.13	1.58
Less Distributions:
Distributions from Net Investment Income	(0.33)	(0.29)	(0.19)	(0.18)
Distributions from Net Realized Gain	(0.51)	(0.21)	(0.04)	(0.08)
Total Distributions	(0.84)	(0.50)	(0.23)	(0.26)
Net Asset Value per Share, End of Period	$7.70	$14.24	$13.22	$11.32
Total Return	(42.11)%	11.70%	19.07%	9.73%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,197	$241,170	$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.86%	0.85%	0.87%	1.02%
Ratio of Net Investment Income to Average Net Assets	2.71%	1.94%	1.81%	1.37%
Portfolio Turnover Rate	35.28%	26.19%	25.14%	31.50%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$14.23	$13.20	$11.30	$10.56	$10.12
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27	0.23	0.18	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(6.01)	1.25	1.91	0.86	1.27
Total from Investment Operations	(5.74)	1.48	2.09	1.00	1.36
Less Distributions:
Distributions from Net Investment Income	(0.26)	(0.24)	(0.15)	(0.18)	(0.10)
Distributions from Net Realized Gain	(0.51)	(0.21)	(0.04)	(0.08)	(0.82)
Total Distributions	(0.77)	(0.45)	(0.19)	(0.26)	(0.92)
Net Asset Value per Share, End of Year	$7.72	$14.23	$13.20	$11.30	$10.56
Total Return	(42.29)%	11.37%	18.72%	9.48%	14.36%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$685,359	$1,557,793	$1,256,657	$827,175	$214,493
Ratio of Expenses to Average Net Assets	1.18%	1.15%	1.16%	1.25%	1.33%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.65%	1.51%	1.27%	0.91%
Portfolio Turnover Rate	35.28%	26.19%	25.14%	31.50%	44.05%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — K Class

	Year Ended October 31,		January 3, 2006 (Commencement of Offering of K Class Shares) through
	2008	2007	October 31, 2006
Net Asset Value per Share, Beginning of Period	$14.88	$13.36	$11.61
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24	0.23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(6.36)	1.29	1.54
Total from Investment Operations	(6.12)	1.52	1.75
Less Distributions:
Distributions from Net Investment Income	(0.06)	—	—
Distributions from Net Realized Gain	(0.51)	—	—
Total Distributions	(0.57)	—	—
Net Asset Value per Share, End of Period	$8.19	$14.88	$13.36
Total Return	(42.58)%	11.38%	15.07	% (2)
Ratios/Supplemental Data:
Net assets, End of Period (in thousands)	$— (3)	$— (3)	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1,334.73%	23,949.89%	15,665.05%
After Expense Reimbursement	1.59%	1.59%	1.60	% (4)
Ratio of Net Investment Income to Average Net Assets	2.09%	1.64%	2.02	% (4)
Portfolio Turnover Rate	35.28%	26.19%	25.14	% (5)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 3, 2006 (commencement of offering of K Class Shares) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

(5)  Represents the Fund's portfolio turnover for the year ended October 31, 2006.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

				November 1, 2004 (Commencement of Offering of
	Year Ended October 31,			I Class Shares)
				through
	2008	2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$15.72	$14.34	$12.28	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06	0.07	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(6.10)	1.34	2.04	2.30
Total from Investment Operations	(6.04)	1.41	2.06	2.28
Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.03)	—	—
Net Asset Value per Share, End of Period	$9.62	$15.72	$14.34	$12.28
Total Return	(38.57)%	9.86%	16.78%	11.94%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$38,480	$7,176	$4,689	$— (2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.01%	1.18%	2.25%	416.31%
After Expense Reimbursement	1.00%	N/A	1.38%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46%	0.38%	0.13%	(0.21)%
Portfolio Turnover Rate	110.17%	63.43%	37.47%	42.82%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$15.67	$14.31	$12.28	$10.97	$9.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.07	0.04	0.04	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(6.10)	1.35	2.01	1.30	1.47
Total from Investment Operations	(6.03)	1.39	2.05	1.31	1.46
Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.03)	(0.01)	—	—
Distributions from Net Realized Gain	—	—	(0.01)	—	—
Total Distributions	(0.06)	(0.03)	(0.02)	—	—
Net Asset Value per Share, End of Year	$9.58	$15.67	$14.31	$12.28	$10.97
Total Return	(38.64)%	9.74%	16.75%	11.94%	15.35%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$31,710	$35,509	$23,604	$2,251	$1,952
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.28%	1.27%	1.42%	3.43%	3.56%
After Expense Reimbursement	N/A	N/A	1.38%	1.38%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	0.30%	0.33%	0.05%	(0.06)%
Portfolio Turnover Rate	110.17%	63.43%	37.47%	42.82%	67.96%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — I Class

	January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.15)
Net Realized and Unrealized (Loss) on Investments	(6.91)
Total from Investment Operations	(7.06)
Net Asset Value per Share, End of Period	$12.94
Total Return	(35.30	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.74	% (3)
After Expense Reimbursement	1.41	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.97	)% (3)
Portfolio Turnover Rate	63.31	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 2, 2008 (commencement of operations) through October 31, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — N Class

	January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.15)
Net Realized and Unrealized (Loss) on Investments	(6.91)
Total from Investment Operations	(7.06)
Net Asset Value per Share, End of Period	$12.94
Total Return	(35.30	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.07	% (3)
After Expense Reimbursement	1.41	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.97	)% (3)
Portfolio Turnover Rate	63.31	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 2, 2008 (commencement of operations) through October 31, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Year Ended October 31,				March 1, 2004 (Commencement of Operations)
					through
	2008	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$17.91	$12.17	$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.08)	(0.12)	(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(7.72)	5.86	0.86	1.61	0.08
Total from Investment Operations	(7.80)	5.74	0.71	1.48	(0.02)
Less Distributions:
Distributions from Net Realized Gain	(1.38)	—	—	—	—
Net Asset Value per Share, End of Period	$8.73	$17.91	$12.17	$11.46	$9.98
Total Return	(46.86)%	47.17%	6.20%	14.83%	(0.20	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,706	$43,973	$28,916	$24,925	$11,567
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34%	1.40%	1.50%	1.62%	2.82	% (3)
After Expense Reimbursement	N/A	N/A	N/A	N/A	1.71	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.55)%	(0.86)%	(1.23)%	(1.20)%	(1.49	)% (3)
Portfolio Turnover Rate	68.65%	71.58%	123.31%	57.18%	19.21	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period March 1, 2004 (commencement of operations) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Year Ended October 31,				March 1, 2004 (Commencement of Operations)
					through
	2008	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$17.90	$12.17	$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.09)	(0.14)	(0.16)	(0.10)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(7.72)	5.87	0.87	1.58	—
Total from Investment Operations	(7.81)	5.73	0.71	1.48	(0.02)
Less Distributions:
Distributions from Net Realized Gain	(1.38)	—	—	—	—
Net Asset Value per Share, End of Period	$8.71	$17.90	$12.17	$11.46	$9.98
Total Return	(46.95)%	47.08%	6.20%	14.83%	(0.20	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,216	$9,611	$5,172	$— (3)	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.93%	2.19%	4.17%	5,104.46%	76.18	% (4)
After Expense Reimbursement	1.50%	1.54%	1.56%	1.67%	1.71	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.70)%	(1.00)%	(1.35)%	(0.95)%	(0.36	)% (4)
Portfolio Turnover Rate	68.65%	71.58%	123.31%	57.18%	19.21	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period March 1, 2004 (commencement of operations) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW International Equities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$15.84	$13.82	$10.96	$9.44	$8.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.21	0.17	0.09	— (2)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(8.30)	1.89	2.77	1.52	0.82
Total from Investment Operations	(8.09)	2.06	2.86	1.52	0.79
Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.04)	—	—	—
Distributions from Net Realized Gain	(0.48)	—	—	—	—
Total Distributions	(0.64)	(0.04)	—	—	—
Redemption Fees	— (2)	— (2)	— (2)	—	—
Net Asset Value per Share, End of Year	$7.11	$15.84	$13.82	$10.96	$9.44
Total Return	(53.11)%	14.97%	26.10%	16.10%	9.13%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$23,462	$60,854	$52,099	$26,518	$14,293
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.15%	1.12%	1.28%	1.63%	2.50%
After Expense Reimbursement	N/A	N/A	N/A	N/A	1.72%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.69%	1.13%	0.74%	0.03%	(0.36)%
Portfolio Turnover Rate	230.51%	178.65%	209.16%	114.71%	101.73%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

TCW International Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$15.79	$13.81	$10.96	$9.44	$8.65
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18	0.12	— (2)	0.01	0.67
Net Realized and Unrealized Gain (Loss) on Investments	(8.28)	1.86	2.85	1.51	0.12
Total from Investment Operations	(8.10)	1.98	2.85	1.52	0.79
Less Distributions:
Distributions from Net Investment Income	(0.13)	—	—	—	—
Distributions from Net Realized Gain	(0.48)	—	—	—	—
Total Distributions	(0.61)	—	—	—	—
Net Asset Value per Share, End of Year	$7.08	$15.79	$13.81	$10.96	$9.44
Total Return	(53.30)%	14.41%	26.00%	16.10%	9.13%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$771	$620	$8	$— (3)	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.86%	6.10%	2,363.67%	1.84%	1,241.21%
After Expense Reimbursement	1.55%	1.57%	1.51%	N/A	1.72%
Ratio of Net Investment Income to Average Net Assets	1.51%	0.80%	0.02%	0.08%	7.10%
Portfolio Turnover Rate	230.51%	178.65%	209.16%	114.71%	101.73%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Year Ended October 31,		February 6, 2006 (Commencement of Operations) through
	2008	2007	October 31, 2006
Net Asset Value per Share, Beginning of Period	$24.54	$20.28	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.14)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(9.55)	4.43	0.38
Total from Investment Operations	(9.69)	4.26	0.28
Net Asset Value per Share, End of Period	$14.85	$24.54	$20.28
Total Return	(39.49)%	21.01%	1.40	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,826	$12,562	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.11%	1.34%	3.23	% (3)
After Expense Reimbursement	N/A	N/A	1.45	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.64)%	(0.76)%	(0.71	)% (3)
Portfolio Turnover Rate	57.99%	56.12%	20.40	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period February 6, 2006 (commencement of operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Year Ended October 31,		February 6, 2006 (Commencement of Operations) through
	2008	2007	October 31, 2006
Net Asset Value per Share, Beginning of Period	$24.50	$20.28	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.19)	(0.19)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(9.51)	4.41	0.38
Total from Investment Operations	(9.70)	4.22	0.28
Net Asset Value per Share, End of Period	$14.80	$24.50	$20.28
Total Return	(39.70)%	20.86%	1.40	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,313	$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.54%	1.79%	3.71	% (3)
After Expense Reimbursement	1.35%	1.43%	1.45	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.89)%	(0.85)%	(0.71	)% (3)
Portfolio Turnover Rate	57.99%	56.12%	20.40	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period February 6, 2006 (commencement of operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007		2006	2005	2004
Net Asset Value per Share, Beginning of Year	$15.52	$15.29		$13.63	$13.29	$12.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)	—	(2)	(0.01)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(5.99)	1.06		2.30	1.29	1.43
Total from Investment Operations	(6.03)	1.06		2.29	1.26	1.37
Less Distributions:
Distributions from Net Realized Gain	(1.42)	(0.83)		(0.63)	(0.92)	(0.08)
Net Asset Value per Share, End of Year	$8.07	$15.52		$15.29	$13.63	$13.29
Total Return	(42.33)%	7.27%		17.27%	9.54%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$4,228	$14,877		$34,008	$31,180	$28,299
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.49%	1.16%		1.16%	1.24%	1.31%
After Expense Reimbursement	1.46%	N/A		N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(0.29)%	—	% (3)	(0.10)%	(0.22)%	(0.48)%
Portfolio Turnover Rate	31.59%	33.62%		48.81%	44.61%	51.62%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$15.26	$15.08	$13.49	$13.20	$11.96
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)	(0.05)	(0.05)	(0.07)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(5.88)	1.06	2.27	1.28	1.43
Total from Investment Operations	(5.92)	1.01	2.22	1.21	1.32
Less Distributions:
Distributions from Net Realized Gain	(1.42)	(0.83)	(0.63)	(0.92)	(0.08)
Net Asset Value per Share, End of Year	$7.92	$15.26	$15.08	$13.49	$13.20
Total Return	(42.33)%	7.03%	16.92%	9.21%	11.09%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$21,134	$96,786	$91,085	$53,083	$36,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.52%	1.43%	1.43%	1.57%	1.69%
After Expense Reimbursement	1.46%	N/A	N/A	N/A	1.65%
Ratio of Net Investment (Loss) to Average Net Assets	(0.30)%	(0.34)%	(0.37)%	(0.54)%	(0.82)%
Portfolio Turnover Rate	31.59%	33.62%	48.81%	44.61%	51.62%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — K Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$15.33	$15.20	$13.64	$13.37	$12.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.06)	(0.09)	(0.10)	(0.11)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(5.91)	1.05	2.29	1.30	1.39
Total from Investment Operations	(5.97)	0.96	2.19	1.19	1.37
Less Distributions:
Distributions from Net Realized Gain	(1.42)	(0.83)	(0.63)	(0.92)	—
Net Asset Value per Share, End of Year	$7.94	$15.33	$15.20	$13.64	$13.37
Total Return	(42.47)%	6.63%	16.58%	8.85%	11.42%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$668	$2,520	$3,278	$2,192	$80
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.02%	2.67%	2.42%	3.24%	1,300.23%
After Expense Reimbursement	1.71%	1.74%	1.77%	1.89%	1.90%
Ratio of Net Investment (Loss) to Average Net Assets	(0.51)%	(0.61)%	(0.67)%	(0.84)%	(0.18)%
Portfolio Turnover Rate	31.59%	33.62%	48.81%	44.61%	51.62%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$22.26	$19.17	$19.42	$17.79	$17.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.06)	0.02	(0.09)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(7.15)	3.24	(0.16)	1.74	0.89
Total from Investment Operations	(7.21)	3.26	(0.25)	1.63	0.79
Less Distributions:
Distributions from Net Investment Income	(0.01)	—	—	—	—
Distributions from Net Realized Gain	(2.08)	(0.17)	—	—	—
Total Distributions	(2.09)	(0.17)	—	—	—
Net Asset Value per Share, End of Year	$12.96	$22.26	$19.17	$19.42	$17.79
Total Return	(35.62)%	17.16%	(1.29)%	9.16%	4.65%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$537,402	$2,068,728	$2,716,604	$3,041,961	$2,519,200
Ratio of Expenses to Average Net Assets	0.95%	0.92%	0.89%	0.90%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%	0.09%	(0.44)%	(0.59)%	(0.55)%
Portfolio Turnover Rate	50.80%	32.44%	38.65%	16.32%	14.41%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$21.66	$18.71	$19.00	$17.46	$16.75
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.10)	(0.04)	(0.14)	(0.16)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(6.93)	3.16	(0.15)	1.70	0.86
Total from Investment Operations	(7.03)	3.12	(0.29)	1.54	0.71
Less Distributions:
Distributions from Net Realized Gain	(2.08)	(0.17)	—	—	—
Net Asset Value per Share, End of Year	$12.55	$21.66	$18.71	$19.00	$17.46
Total Return	(35.77)%	16.83%	(1.53)%	8.82%	4.24%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$177,885	$647,402	$975,971	$1,168,507	$1,215,148
Ratio of Expenses to Average Net Assets	1.20%	1.19%	1.17%	1.21%	1.20%
Ratio of Net Investment (Loss) to Average Net Assets	(0.57)%	(0.19)%	(0.71)%	(0.90)%	(0.89)%
Portfolio Turnover Rate	50.80%	32.44%	38.65%	16.32%	14.41%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — K Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$21.70	$18.83	$19.23	$17.76	$17.01
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.18)	(0.14)	(0.24)	(0.27)	(0.24)
Net Realized and Unrealized Gain (Loss) on Investments	(6.93)	3.18	(0.16)	1.74	0.99
Total from Investment Operations	(7.11)	3.04	(0.40)	1.47	0.75
Less Distributions:
Distributions from Net Realized Gain	(2.08)	(0.17)	—	—	—
Net Asset Value per Share, End of Year	$12.51	$21.70	$18.83	$19.23	$17.76
Total Return	(36.10)%	16.29%	(2.08)%	8.28%	4.41%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$346	$1,283	$1,793	$1,199	$54
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.99%	3.06%	2.98%	4.70%	602.14%
After Expense Reimbursement	1.61%	1.67%	1.71%	1.75%	1.82%
Ratio of Net Investment (Loss) to Average Net Assets	(1.02)%	(0.69)%	(1.27)%	(1.45)%	(1.35)%
Portfolio Turnover Rate	50.80%	32.44%	38.65%	16.32%	14.41%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$26.30	$19.88	$16.56	$14.71	$14.74
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.11)	(0.15)	(0.13)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(10.96)	6.57	3.45	2.02	0.07
Total from Investment Operations	(11.07)	6.42	3.32	1.85	(0.03)
Net Asset Value per Share, End of Year	$15.23	$26.30	$19.88	$16.56	$14.71
Total Return	(42.09)%	32.29%	19.98%	12.64%	(0.20)%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$78,136	$46,914	$27,454	$26,881	$60,251
Ratio of Expenses to Average Net Assets	1.20%	1.29%	1.40%	1.40%	1.20%
Ratio of Net Investment (Loss) to Average Net Assets	(0.53)%	(0.66)%	(0.68)%	(1.10)%	(0.67)%
Portfolio Turnover Rate	110.57%	92.14%	96.93%	76.33%	42.56%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$25.58	$19.40	$16.22	$14.44	$14.53
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.21)	(0.22)	(0.17)	(0.22)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(10.62)	6.40	3.35	2.00	0.06
Total from Investment Operations	(10.83)	6.18	3.18	1.78	(0.09)
Net Asset Value per Share, End of Year	$14.75	$25.58	$19.40	$16.22	$14.44
Total Return	(42.34)%	31.86%	19.61%	12.33%	(0.62)%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$19,634	$25,864	$29,310	$31,617	$79,219
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.64%	1.69%	1.66%	1.75%	1.60%
After Expense Reimbursement	1.61%	1.65%	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(1.00)%	(1.04)%	(0.92)%	(1.44)%	(1.00)%
Portfolio Turnover Rate	110.57%	92.14%	96.93%	76.33%	42.56%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Spectrum Fund

Financial Highlights — I Class

	Year Ended October 31,			November 1, 2004 (Commencement of Operations)
				through
	2008	2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$13.98	$12.64	$11.12	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09	0.08	0.05	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(5.18)	1.67	1.52	1.14
Total from Investment Operations	(5.09)	1.75	1.57	1.15
Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.05)	(0.01)	(0.03)
Distributions from Net Realized Gain	(0.83)	(0.36)	(0.04)	—
Total Distributions	(0.92)	(0.41)	(0.05)	(0.03)
Net Asset Value per Share, End of Period	$7.97	$13.98	$12.64	$11.12
Total Return	(38.66)%	14.24%	14.22%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,276	$25,872	$15,683	$5,444
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.94%	0.96%	1.16%	1.94%
After Expense Reimbursement	N/A	N/A	N/A	1.45%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.62%	0.42%	0.05%
Portfolio Turnover Rate	61.39%	41.67%	41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Spectrum Fund

Financial Highlights — N Class

	Year Ended October 31,				November 1, 2004 (Commencement of Operations)
					through
	2008	2007		2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$13.95	$12.61		$11.12	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05	0.03		0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(5.18)	1.68		1.52	1.14
Total from Investment Operations	(5.13)	1.71		1.54	1.15
Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.01)		(0.01)	(0.03)
Distributions from Net Realized Gain	(0.83)	(0.36)		(0.04)	—
Total Distributions	(0.88)	(0.37)		(0.05)	(0.03)
Net Asset Value per Share, End of Period	$7.94	$13.95		$12.61	$11.12
Total Return	(38.95)%	13.84%		13.93%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,661	$6,548		$4,131	$5,444
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.26%	1.31%		1.46%	2.19%
After Expense Reimbursement	N/A	1.31	% (2)	1.43%	1.45%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.26%		0.21%	0.05%
Portfolio Turnover Rate	61.39%	41.67%		41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  Effect of waiver is less than 0.01%.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$24.05	$24.27	$22.15	$20.81	$19.27
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.10	0.05	0.08	0.01	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(7.94)	1.96	3.77	1.63	1.57
Total from Investment Operations	(7.84)	2.01	3.85	1.64	1.54
Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.08)	(0.04)	—	—
Distributions from Net Realized Gain	(3.25)	(2.15)	(1.69)	(0.30)	—
Total Distributions	(3.31)	(2.23)	(1.73)	(0.30)	—
Net Asset Value per Share, End of Year	$12.90	$24.05	$24.27	$22.15	$20.81
Total Return	(37.12)%	8.86%	18.16%	7.88%	7.99%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$198,208	$528,435	$800,060	$896,154	$842,560
Ratio of Expenses to Average Net Assets	0.95%	0.96%	0.95%	0.92%	0.93%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56%	0.19%	0.36%	(0.06)%	(0.14)%
Portfolio Turnover Rate	50.79%	38.16%	73.48%	59.48%	46.33%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$23.60	$23.85	$21.81	$20.56	$19.11
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04	(0.02)	0.02	(0.07)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(7.78)	1.93	3.71	1.62	1.55
Total from Investment Operations	(7.74)	1.91	3.73	1.55	1.45
Less Distributions:
Distributions from Net Investment Income	—	(0.01)	—	—	—
Distributions from Net Realized Gain	(3.25)	(2.15)	(1.69)	(0.30)	—
Total Distributions	(3.25)	(2.16)	(1.69)	(0.30)	—
Net Asset Value per Share, End of Year	$12.61	$23.60	$23.85	$21.81	$20.56
Total Return	(37.35)%	8.56%	17.85%	7.53%	7.59%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$51,162	$170,918	$191,179	$222,342	$313,913
Ratio of Expenses to Average Net Assets	1.27%	1.25%	1.22%	1.27%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	(0.08)%	0.08%	(0.32)%	(0.47)%
Portfolio Turnover Rate	50.79%	38.16%	73.48%	59.48%	46.33%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — K Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$23.55	$23.90	$21.96	$20.79	$19.27
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)	(0.12)	(0.09)	(0.13)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(7.73)	1.92	3.72	1.60	1.69
Total from Investment Operations	(7.76)	1.80	3.63	1.47	1.52
Less Distributions:
Distributions from Net Realized Gain	(3.25)	(2.15)	(1.69)	(0.30)	—
Net Asset Value per Share, End of Year	$12.54	$23.55	$23.90	$21.96	$20.79
Total Return	(37.51)%	8.09%	17.30%	7.01%	7.89%
Ratios/Supplemental Data:
Net assets, End of Year (in thousands)	$2,544	$7,894	$8,001	$2,671	$470
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.03%	1.96%	1.97%	3.29%	27.33%
After Expense Reimbursement	1.66%	1.69%	1.71%	1.75%	1.79%
Ratio of Net Investment (Loss) to Average Net Assets	(0.15)%	(0.51)%	(0.41)%	(0.60)%	(0.85)%
Portfolio Turnover Rate	50.79%	38.16%	73.48%	59.48%	46.33%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — I Class

	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.61	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)	0.50
Total from Investment Operations	(1.53)	0.71
Less Distributions:
Distributions from Net Investment Income	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.16)	—
Total Distributions	(0.48)	(0.10)
Net Asset Value per Share, End of Period	$8.60	$10.61
Total Return	(14.95)%	7.13	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$968	$352
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	6.47%	15.11	% (4)
After Expense Reimbursement	0.98%	1.06	% (4)
Ratio of Net Investment Income to Average Net Assets	1.88%	2.10	% (4)
Portfolio Turnover Rate (2)	87.68%	59.06	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (commencement of operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — N Class

	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.60	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.80)	0.49
Total from Investment Operations	(1.52)	0.70
Less Distributions:
Distributions from Net Investment Income	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.16)	—
Total Distributions	(0.48)	(0.10)
Net Asset Value per Share, End of Period	$8.60	$10.60
Total Return	(14.89)%	7.03	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$91	$107
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	15.22%	24.57	% (4)
After Expense Reimbursement	0.98%	1.06	% (4)
Ratio of Net Investment Income to Average Net Assets	2.91%	2.10	% (4)
Portfolio Turnover Rate	87.68%	59.06	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (commencement of operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — I Class

	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$11.13	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(3.39)	1.14
Total from Investment Operations	(3.30)	1.21
Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.08)
Distributions from Net Realized Gain	(0.43)	—
Total Distributions	(0.67)	(0.08)
Net Asset Value per Share, End of Period	$7.16	$11.13
Total Return	(31.44)%	12.32	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$539	$910
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	5.86%	4.53	% (4)
After Expense Reimbursement	1.04%	1.07	% (4)
Ratio of Net Investment Income to Average Net Assets	0.99%	0.71	% (4)
Portfolio Turnover Rate	44.06%	185.73	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (commencement of operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — N Class

	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$11.14	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(3.39)	1.12
Total from Investment Operations	(3.30)	1.22
Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.08)
Distributions from Net Realized Gain	(0.43)	—
Total Distributions	(0.70)	(0.08)
Net Asset Value per Share, End of Period	$7.14	$11.14
Total Return	(31.43)%	12.32	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$77	$112
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	13.77%	17.93	% (4)
After Expense Reimbursement	1.04%	1.07	% (4)
Ratio of Net Investment Income to Average Net Assets	0.98%	0.98	% (4)
Portfolio Turnover Rate	44.06%	185.73	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (commencement of operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying investment companies.

(4)  Annualized

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — I Class

	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.96	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(4.06)	1.03
Total from Investment Operations	(3.98)	1.01
Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.05)
Distributions from Net Realized Gain	(0.01)	—
Total Distributions	(0.10)	(0.05)
Net Asset Value per Share, End of Period	$6.88	$10.96
Total Return	(36.67)%	10.23	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$204	$1,337
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	5.60%	6.57	% (4)
After Expense Reimbursement	1.39%	1.35	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86%	(0.19	)% (4)
Portfolio Turnover Rate	45.90%	7.44	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (commencement of operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — N Class

	Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.96	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(3.92)	1.00
Total from Investment Operations	(3.98)	1.01
Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.05)
Distributions from Net Realized Gain	(0.01)	—
Total Distributions	(0.10)	(0.05)
Net Asset Value per Share, End of Period	$6.88	$10.96
Total Return	(36.61)%	10.13	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$70	$110
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	15.25%	19.55	% (4)
After Expense Reimbursement	1.39%	1.30	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.58)%	0.05	% (4)
Portfolio Turnover Rate	45.90%	7.44	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (commencement of operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

EQUITY FUNDS

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of
Directors of the TCW Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Balanced Fund, TCW Diversified Value Fund, TCW Dividend Focused Fund, TCW Focused Equities Fund, TCW Growth Fund, TCW Growth Equities Fund, TCW International Equities Fund (formerly TCW Global Equities Fund), TCW Large Cap Growth Fund, TCW Relative Value Small Cap Fund, TCW Select Equities Fund, TCW Small Cap Growth Fund, TCW Spectrum Fund, TCW Value Opportunities Fund, TCW Conservative LifePlan Fund, TCW Moderate LifePlan Fund, and TCW Aggressive LifePlan Fund (formerly TCW Global Aggressive LifePlan Fund), (collectively, the "TCW Equities Funds") (sixteen of twenty-two funds comprising the TCW Funds, Inc.) as of October 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods ended October 31, 2008 and 2007, and the financial highlights for each of the respective periods in the periods ended October 31, 2008. These financial statements and financial highlights are the responsibility of the TCW Equities Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW Equities Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW Equities Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Equities Funds as of October 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

December 19, 2008
Los Angeles, California

EQUITY FUNDS

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2008 to October 31, 2008)
TCW Balanced Fund
I Class Shares
Actual	$1,000.00	$775.30	1.11%	$4.95
Hypothetical (5% return before expenses)	1,000.00	1,019.56	1.11%	5.63
N Class Shares
Actual	$1,000.00	$774.70	1.11%	$4.95
Hypothetical (5% return before expenses)	1,000.00	1,019.56	1.11%	5.63
TCW Diversified Value Fund
I Class Shares
Actual	$1,000.00	$657.30	1.09%	$4.54
Hypothetical (5% return before expenses)	1,000.00	1,019.66	1.09%	5.53
N Class Shares
Actual	$1,000.00	$656.60	1.21%	$5.04
Hypothetical (5% return before expenses)	1,000.00	1,019.05	1.21%	6.14
TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$646.90	0.88%	$3.64
Hypothetical (5% return before expenses)	1,000.00	1,020.71	0.88%	4.47
N Class Shares
Actual	$1,000.00	$646.10	1.20%	$4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.20%	6.09
K Class Shares
Actual	$1,000.00	$644.10	1.52%	$6.28
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.52%	7.71

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Funds, Inc.	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2008 to October 31, 2008)
TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$634.30	0.93%	$3.82
Hypothetical (5% return before expenses)	1,000.00	1,020.46	0.93%	4.72
N Class Shares
Actual	$1,000.00	$633.60	1.22%	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.00	1.22%	6.19
TCW Growth Fund
I Class Shares
Actual	$1,000.00	$644.70	1.39%	$5.75
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.39%	7.05
N Class Shares
Actual	$1,000.00	$644.70	1.39%	$5.75
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.39%	7.05
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$604.20	1.36%	$5.48
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.36%	6.90
N Class Shares
Actual	$1,000.00	$604.00	1.50%	$6.05
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.50%	7.61
TCW International Equities Fund
I Class Shares
Actual	$1,000.00	$536.70	1.15%	$4.44
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.15%	5.84
N Class Shares
Actual	$1,000.00	$535.20	1.55%	$5.98
Hypothetical (5% return before expenses)	1,000.00	1,017.34	1.55%	7.86
TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$637.60	1.10%	$4.53
Hypothetical (5% return before expenses)	1,000.00	1,019.61	1.10%	5.58
N Class Shares
Actual	$1,000.00	$637.30	1.35%	$5.56
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.35%	6.85
TCW Relative Value Small Cap Fund
I Class Shares
Actual	$1,000.00	$689.40	1.46%	$6.20
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.46%	7.41
N Class Shares
Actual	$1,000.00	$689.60	1.46%	$6.20
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.46%	7.41

EQUITY FUNDS

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio		Expenses Paid During Period (May 1, 2008 to October 31, 2008)
K Class Shares
Actual	$1,000.00	$688.30	1.70%		$7.21
Hypothetical (5% return before expenses)	1,000.00	1,016.59	1.70%		8.62
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$709.00	0.94%		$4.04
Hypothetical (5% return before expenses)	1,000.00	1,020.41	0.94%		4.77
N Class Shares
Actual	$1,000.00	$708.20	1.18%		$5.07
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.18%		5.99
K Class Shares
Actual	$1,000.00	$706.00	1.62%		$6.95
Hypothetical (5% return before expenses)	1,000.00	1,016.99	1.62%		8.21
TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$674.50	1.19%		$5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.15	1.19%		6.04
N Class Shares
Actual	$1,000.00	$673.20	1.61%		$6.77
Hypothetical (5% return before expenses)	1,000.00	1,017.04	1.61%		8.16
TCW Spectrum Fund
I Class Shares
Actual	$1,000.00	$704.10	0.95%		$4.07
Hypothetical (5% return before expenses)	1,000.00	1,020.36	0.95%		4.82
N Class Shares
Actual	$1,000.00	$702.00	1.27%		$5.43
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.27%		6.44
TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$671.90	0.83%		$3.49
Hypothetical (5% return before expenses)	1,000.00	1,020.96	0.83%		4.22
N Class Shares
Actual	$1,000.00	$670.70	1.20%		$5.04
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.20%		6.09
K Class Shares
Actual	$1,000.00	$669.70	1.66%		$6.97
Hypothetical (5% return before expenses)	1,000.00	1,016.79	1.66%		8.42
TCW Conservative LifePlan Fund
I Class Shares
Actual	$1,000.00	$879.30	0.97	% (1)	$4.58
Hypothetical (5% return before expenses)	1,000.00	1,020.26	0.97	% (1)	4.93

EQUITY FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Funds, Inc.	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio		Expenses Paid During Period (May 1, 2008 to October 31, 2008)
N Class Shares
Actual	$1,000.00	$880.20	0.97	% (1)	$4.58
Hypothetical (5% return before expenses)	1,000.00	1,020.26	0.97	% (1)	4.93
TCW Moderate LifePlan Fund
I Class Shares
Actual	$1,000.00	$729.10	1.02	% (1)	$4.43
Hypothetical (5% return before expenses)	1,000.00	1,020.01	1.02	% (1)	5.18
N Class Shares
Actual	$1,000.00	$729.30	1.02	% (1)	$4.43
Hypothetical (5% return before expenses)	1,000.00	1,020.01	1.02	% (1)	5.18
TCW Aggressive LifePlan Fund
I Class Shares
Actual	$1,000.00	$684.60	1.36	% (1)	$5.76	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.36	% (1)	6.90	(1)
N Class Shares
Actual	$1,000.00	$684.60	1.36	% (1)	$5.76	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.36	% (1)	6.90	(1)

(1)  Does not include expenses of the underlying affiliated investments.

EQUITY FUNDS

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

EQUITY FUNDS

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement

TCW Funds, Inc. (the "Corporation") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement (the "Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Corporation. At a meeting held on May 12, 2008, the Board of Directors of the Corporation re-approved the Advisory Agreement with respect to each Fund for an additional one year term. The Adviser provided materials to the Board for its evaluation in response to information requested by the Independent Directors who were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are certain of the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In evaluating the Advisory Agreement the Board, including the Independent Directors, considered the following factors among others:

Nature, Extent and Quality of Services. The Board considered the general nature, extent, and quality of services provided or expected to be provided by the Adviser. The Board evaluated the Adviser's experience in serving as manager of the Funds, noting that the Adviser serves a variety of other investment advisory clients, including other pooled investment vehicles and registered investment companies. The Board considered the benefit to shareholders of investing in a fund complex that is served by a larger organization that provides investment advisory services to mutual funds, separate accounts, commingled funds and collective trusts. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Corporation and whether the Adviser has sufficiently qualified personnel as well as the overall financial soundness of the Adviser. The Board noted the background and experience of the senior management and portfolio management personnel of the Adviser and that the expertise and amounts of attention expected to be provided to the Corporation by the Adviser is substantial. The Board considered the ability of the Adviser to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the Adviser's compliance programs as well as the compliance operations of the Adviser with respect to the Funds including the Adviser's participation in the SEC's pilot examination program and noted the significant efforts of the Adviser's compliance staff in administering the Corporation's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided and anticipated to be provided by the Adviser under the Advisory Agreement.

Investment Performance. The Board considered specific information about each Fund's historical performance, including an independent report prepared on its behalf by Morningstar Associates LLC (the "Report"). The Report reviewed the performance of the Funds' Class I shares (Class N Shares for the Diversified Value and Dividend Focused Funds) over the one, three, five, and ten year periods ended December 31, 2007, as applicable. The Board noted that:

•  the Growth Equities, Money Market, Small Cap Growth and Total Return Bond Funds performed above their respective Morningstar Category medians (as set forth in the Report) for all of the periods presented (except the ten-year period for the Small Cap Growth Fund);

•  the Emerging Markets Income, Global Equities, High Yield Bond, Relative Value Small Cap, Spectrum and Value Opportunities Funds performed below their respective Morningstar Category medians for all the periods presented (except the ten-year period for the Relative Value Small Cap and Value Opportunities Funds); and

EQUITY FUNDS

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement (Continued)

•  the performance of the other Funds with significant performance histories was mixed, outperforming their respective Morningstar Category medians for certain periods and underperforming their medians for other periods (including in most cases the one-year period).

The Board considered the reasons for the relative underperformance of most of the Funds for the one-year period and of several Funds over longer periods relative to category medians. It also considered the steps management has taken to address underperformance and noted among other things that a number of other series of the Corporation had been liquidated during the past twelve months. The Board concluded that the Adviser had provided acceptable investment management services to the Funds and would continue to do so in the future, and that the Board would continue to monitor Fund investment performance and discuss with the Adviser instances of long-term underperformance.

Advisory Fees and Profitability. The Board considered information in the Report and in the materials prepared by the Adviser regarding the advisory fees charged to the Funds, advisory fees paid by other funds in the Funds' respective Morningstar Categories, and advisory fees paid by other clients of the Adviser. The Board noted that the advisory fees charged by the Adviser to the Funds are within the ranges of advisory fees charged by other investment advisers to similar funds as set forth in the Report. The Board considered that the advisory fees charged to many of the Funds are higher than the advisory fee charged to certain separate accounts with similar strategies managed by the Adviser, but also noted that the services provided the Funds are more extensive than the services provided to such separate accounts. In addition, the Board took into consideration that the Adviser had agreed to reduce its investment advisory fee or pay the operating expenses of each Fund pursuant to certain expense limitation agreements. The Board also considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Corporation, recognizing the difficulty in evaluating a manager's profitability with respect to the funds it manages in the context of an organization with multiple lines of business and that a variety of profitability methodologies may also be reasonable. Based on their evaluation of this information, the Board concluded that the contractual management fees of the Funds under the Advisory Agreement are fair and bear a reasonable relationship to the services rendered, and that the profits realized by the Adviser and its affiliates were within the range that had been recognized by the courts as reasonable.

Expenses and Economies of Scale. The Board considered confirmation in the Report regarding the Funds' total expenses, and noted that the Adviser limits the operating expenses to the trailing monthly expense ratio for comparable funds as calculated by Lipper Inc. The Board also considered the potential of the Adviser to achieve economies of scale as the assets of the Funds increase grow in size. The Board noted that the Adviser has agreed to certain expense limitation arrangements, which are designed to maintain the overall expense ratios of the Funds at competitive levels. The Board considered the relative advantages and disadvantages of an advisory fee with breakpoints compared to a flat advisory fee supplemented by advisory fee waivers and expense reimbursements and concluded that the current fee arrangements were appropriate given the current size and structure of the Corporation and adequately reflected any economies of scale.

Ancillary Benefits. The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the relationship of the Adviser with the Corporation, including compensation for certain compliance support services. The Board noted that, in addition to the fees the Adviser receives under the Advisory Agreement, the Adviser could receive additional benefits from the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid by the Funds to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationships with the Funds are consistent with the services provided by the Adviser to the Funds.

Based upon the considerations discussed above and other considerations, the Board of Directors, including the Independent Directors, approved renewal of the Advisory Agreement.

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2008, the following fund paid a capital gain distribution within the meaning 852(b)(3)(c) of the Internal Revenue Code. The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amounts Per Share
TCW Select Equities Fund	$2.15

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2008:

Fund	Qualified Dividend Income
TCW Balanced Fund	$125,493
TCW Diversified Value Fund	$17,634,536
TCW Dividend Focused Fund	$40,525,140
TCW Focused Equities Fund	$1,169,343
TCW International Equities Fund	$1,087,436
TCW Relative Value Small Cap Fund	$470,866
TCW Select Equities Fund	$7,738,960
TCW Spectrum Fund	$416,596
TCW Value Opportunities Fund	$5,837,717
TCW Conservative LifePlan Fund	$9,628
TCW Moderate LifePlan Fund	$29,476
TCW Aggressive LifePlan Fund	$53,989

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. In January 2009, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2008. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

TCW Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the TCW Funds, Inc. ("Company"). The directors of the Company, and their business addresses and their principal occupation for the last five years are set forth below:

Independent Directors

Name, Address, Age and Position with Funds (1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (72)	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization).	Point 360 (post production services), Broadway National Bank (banking), TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (84)	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor.	TCW Strategic Income Fund, Inc. (closed-end fund).

Matthew K. Fong (54)	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group (consulting firm).	Seismic Warning Systems, Inc., PGP, LLP (private equity fund), and TCW Strategic Income Fund, Inc. (closed-end fund).

John A. Gavin (77)	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund).

Patrick C. Haden (55) Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (74)	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), Burridge Center for Research in Security Prices (University of Colorado), and TCW Strategic Income Fund, Inc. (closed-end fund).

  (1)  The address of each Independent Director is c/o Paul, Hastings, Janofsky & Walker LLP, Counsel to the Independent Directors, 515 South Flower Street, Los Angeles, CA 90071.

TCW Funds, Inc.

Interested Directors

Each of these directors are "interested persons" of the Company as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (64) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (69) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None.

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Ronald R. Redell (37) *	President and Chief Executive Officer	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company; President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (50) *	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Peter A. Brown (53) *	Senior Vice President	Managing Director, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company.

Michael E. Cahill (57) *	Senior Vice President, General Counsel and Assistant Secretary	Executive Vice President, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

David S. DeVito (45) *	Treasurer and Chief Financial Officer	Executive Vice President and Chief Administrative Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer, Chief Financial Officer and Director TCW Strategic Income Fund, Inc.

TCW Funds, Inc.

Directors and Officers of the Company (Continued)

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Philip K. Holl (58) *	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

Hilary G.D. Lord (52) *	Senior Vice President, Chief Compliance officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

  (1)  Positions with The TCW Group, Inc. and its affiliates may have changed over time.

  *  Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

The SAI (Statement of Additional Information) has additional information regarding the Board of Directors. A copy is available by calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

Insight that works for you. TM

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

Investment Advisor

TCW Investment Management Company
865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company
200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figueroa Street
Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Officers

Ronald R. Redell

President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Peter A. Brown
Senior Vice President

Michael E. Cahill

Senior Vice President

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn
Assistant Treasurer

FUNDarEQ1208

Item 2.                                                         Code of Ethics.  The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.  The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.                                                         Audit Committee Financial Expert.  The registrant has two audit committee financial experts, Samuel P. Bell and Charles A. Parker, who are independent of management serving on its audit committee.

Item 4.                                                         Principal Accountant Fees and Services.

(a) Audit Fees Paid by Registrant

2008	2007

$484,650	$552,430

(b) Audit-Related Fees Paid by Registrant

2008	2007

$0	$0

(c) Tax Fees Paid by Registrant

2008	2007

$80,000	$107,800

Fees were for the preparation and filing of the registrant’s corporate returns.

(d) All Other Fees Paid by Registrant

2008	2007

$0	$20,400

Fees in 2007 were principally for review of the tax treatment of contingent convertible securities.

(e) (1)	The registrant’s audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not

2

established pre-approval policies or procedures for services that the auditor may perform for the registrant.

(e) (2) None.

(f) Not applicable.

(g) None.

(h) Not applicable.

Item 5.                                                         Audit of Committee of Listed Registrants.  Not applicable.

Item 6.                                                         Schedule of Investments.  Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                                                         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.                                                         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                                         Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.                                                  Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.                                                  Controls and Procedures.

(a)            The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

3

Item 11.                                                  Exhibits.

(a)	EX-99.CODE – Code of Ethics

(b)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	January 8, 2009

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	January 8, 2009

5